     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2001

                                                             FILE NO. 333-70013
                                                             FILE NO. 811-09183
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           /X/
                         POST-EFFECTIVE AMENDMENT NO. 3
                                      AND
                          REGISTRATION STATEMENT UNDER
                         INVESTMENT COMPANY ACT OF 1940       /X/
                                AMENDMENT NO. 4



                            ------------------------

                          SEI INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)


                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)


                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

     Richard W. Grant, Esquire            Thomas P. Lemke, Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1800 M Street, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20036

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)
   /X/     on April 30, 2001 pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   / /     75 days after filing pursuant to paragraph (a)(2)


                    If appropriate check the following box:

   / / This post-effective Amendment designates a new effective date for a previously filed post- effective Amendment.

                            ------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        SEI
                        Insurance
                        Products
                        Trust
                                   PROSPECTUS

                                 CLASS A SHARES

                                  MAY 1, 2001

                                 EQUITY FUNDS:
                          SEI VP LARGE CAP VALUE FUND
                          SEI VP LARGE CAP GROWTH FUND
                           SEI VP S&P 500 INDEX FUND
                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND
                      SEI VP EMERGING MARKETS EQUITY FUND

                              FIXED INCOME FUNDS:
                         SEI VP CORE FIXED INCOME FUND
                             SEI VP BOND INDEX FUND
                          SEI VP HIGH YIELD BOND FUND
                     SEI VP INTERNATIONAL FIXED INCOME FUND
                       SEI VP EMERGING MARKETS DEBT FUND

                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                 SUB-ADVISERS:

                         ACADIAN ASSET MANAGEMENT, INC.
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                      BLACKROCK FINANCIAL MANAGEMENT, INC.
                         BLACKROCK INTERNATIONAL, LTD.

                    THE BOSTON COMPANY ASSET MANAGEMENT, LLC

                         CAPITAL GUARDIAN TRUST COMPANY
                         CHARTWELL INVESTMENT PARTNERS

                      CREDIT SUISSE ASSET MANAGEMENT, LLC

                        DEUTSCHE ASSET MANAGEMENT, INC.
                     DUNCAN-HURST CAPITAL MANAGEMENT, INC.
                         IRIDIAN ASSET MANAGEMENT, LLC

                       JF INTERNATIONAL MANAGEMENT, INC.

                           LSV ASSET MANAGEMENT, L.P.

                              MARTIN CURRIE, INC.

                         MAZAMA CAPITAL MANAGEMENT, LLC

                       MCKINLEY CAPITAL MANAGEMENT, INC.

                          MELLON BOND ASSOCIATES, LLP
             MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.
                      OECHSLE INTERNATIONAL ADVISORS, LLC

                       PEREGRINE CAPITAL MANAGEMENT INC.

                       PROVIDENT INVESTMENT COUNSEL, INC.

                         RS INVESTMENT MANAGEMENT, L.P.

                      ROBERT W. BAIRD & CO., INCORPORATED
                     SALOMON BROTHERS ASSET MANAGEMENT INC.
                        SANFORD C. BERNSTEIN & CO., INC.
                         SAWGRASS ASSET MANAGEMENT, LLC
               SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
            SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT INCORPORATED
                       SG PACIFIC ASSET MANAGEMENT, INC.
                     SGY ASSET MANAGEMENT (SINGAPORE) LTD.

                          STERLING CAPITAL MANAGEMENT

                         STRATEGIC FIXED INCOME, L.L.C.
                             WALL STREET ASSOCIATES
                       WELLINGTON MANAGEMENT COMPANY, LLP
                        WESTERN ASSET MANAGEMENT COMPANY

                          WORLD ASSET MANAGEMENT, L.P.


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Insurance
    Products Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Insurance Products Trust is a mutual fund that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the Funds that they should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS PLEASE SEE:


     SEI VP LARGE CAP VALUE FUND..........................................2


     SEI VP LARGE CAP GROWTH FUND.........................................4


     SEI VP S&P 500 INDEX FUND............................................6


     SEI VP SMALL CAP VALUE FUND..........................................8


     SEI VP SMALL CAP GROWTH FUND........................................10


     SEI VP INTERNATIONAL EQUITY FUND....................................12


     SEI VP EMERGING MARKETS EQUITY FUND.................................14


     SEI VP CORE FIXED INCOME FUND.......................................16


     SEI VP BOND INDEX FUND..............................................18


     SEI VP HIGH YIELD BOND FUND.........................................20


     SEI VP INTERNATIONAL FIXED INCOME FUND..............................22


     SEI VP EMERGING MARKETS DEBT FUND...................................24


     SEI VP PRIME OBLIGATION FUND........................................26


     MORE INFORMATION ABOUT FUND INVESTMENTS.............................28


     THE ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS....................28


     PRIOR PERFORMANCE INFORMATION.......................................34


     PURCHASING AND SELLING FUND SHARES..................................36


     DIVIDENDS AND DISTRIBUTIONS.........................................37


     TAXES...............................................................37


     FINANCIAL HIGHLIGHTS................................................38

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSURANCE PRODUCTS
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation ("SIMC") constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the SEI VP High Yield Bond, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a mix of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.



In managing the Funds, SIMC focuses on four key principles: asset allocation, Fund structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    Prospectus 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than the SEI VP Prime Obligation
Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund diversifies its holdings.

THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISERS. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISERS.

2 Prospectus

SEI VP LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in large
                                                    cap income-producing U.S. common stocks
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    Prospectus 3

                                                     SEI VP LARGE CAP VALUE FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                             0.35%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.00%
                                                    ------
Total Annual Fund Operating Expenses                 1.35%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       SEI VP LARGE CAP VALUE FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Large Cap Value Fund -
 Class A Shares                  $137    $428     $739     $1,624

4 Prospectus

SEI VP LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    large cap U.S. common stocks
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    Prospectus 5

                                                    SEI VP LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



Investment Advisory Fees                             0.40%
Distribution (12b-1) Fees                             None
Other Expenses                                       0.99%
                                                    ------
Total Annual Fund Operating Expenses                 1.39%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



       SEI VP LARGE CAP GROWTH FUND - CLASS A
        SHARES                                      0.85%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Large Cap Growth Fund -
 Class A Shares                  $142    $440     $761     $1,669

6 Prospectus

SEI VP S&P 500 INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                                     Investment results that correspond to the Standard
                                                    & Poor's 500 Composite Index (S&P 500 Index)
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests in the common stocks and other equity
                                                    securities included in the S&P 500 Index.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP S&P 500 Index Fund invests substantially all of its assets in securities included in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.


The Sub-Adviser selects securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the S&P 500 Index. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently from other mutual funds which focus on particular equity market segments or invest in other asset classes.

                                                                    Prospectus 7

                                                       SEI VP S&P 500 INDEX FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation as of December 31, 2000.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



Investment Advisory Fees                              0.03%
Distribution (12b-1) Fees                              None
Other Expenses                                        1.00%*
                                                    -------
Total Annual Fund Operating Expenses                  1.03%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WILL EACH VOLUNTARILY WAIVE A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:


       SEI VP S&P 500 INDEX FUND - CLASS A SHARES   0.40%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
SEI VP S&P 500 Index Fund - Class A
 Shares                                    $105    $328

8 Prospectus

SEI VP SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in
                                                    common stocks of smaller U.S. companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.



The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

                                                                    Prospectus 9

                                                     SEI VP SMALL CAP VALUE FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.65%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.01%
                                                    ------
Total Annual Fund Operating Expenses                 1.66%*


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       SEI VP SMALL CAP VALUE FUND - CLASS A
        SHARES                                      1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Small Cap Value Fund -
 Class A Shares                  $169    $523     $902     $1,965

10 Prospectus

SEI VP SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    common stocks of smaller U.S. companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.



The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                   Prospectus 11

                                                    SEI VP SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



Investment Advisory Fees                             0.65%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.00%
                                                    ------
Total Annual Fund Operating Expenses                 1.65%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP SMALL CAP GROWTH FUND - CLASS A
        SHARES                                      1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Small Cap Growth Fund -
 Class A Shares                  $168    $520     $897     $1,955

12 Prospectus

SEI VP INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of foreign
                                                    companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP International Equity Fund invests primarily in common stocks and other equity securities of issuers located outside the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity market or the equity markets as a whole.

                                                                   Prospectus 13

                                                SEI VP INTERNATIONAL EQUITY FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.51%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.62%
                                                    ------
Total Annual Fund Operating Expenses                 2.13%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP INTERNATIONAL EQUITY FUND - CLASS A
        SHARES                                      1.28%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP International Equity
 Fund - Class A Shares           $216    $667    $1,144    $2,462

14 Prospectus

SEI VP EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of emerging
                                                    markets companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is one principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity market or the equity markets as a whole.

                                                                   Prospectus 15

                                             SEI VP EMERGING MARKETS EQUITY FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



Investment Advisory Fees                             1.05%
Distribution (12b-1) Fees                             None
Other Expenses                                       2.47%
                                                    ------
Total Annual Fund Operating Expenses                 3.52%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP EMERGING MARKETS EQUITY FUND - CLASS
        A SHARES                                    1.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Emerging Markets Equity
 Fund - Class A Shares           $355   $1,080   $1,826    $3,792

16 Prospectus

SEI VP CORE FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have fixed income investment expertise, the Fund
                                                    invests in investment grade U.S. fixed income
                                                    securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years).


WHAT ARE THE RISKS OF INVESTING IN THE FUND?



The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 17

                                                   SEI VP CORE FIXED INCOME FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)



Investment Advisory Fees                             0.28%
Distribution (12b-1) Fees                             None
Other Expenses                                       0.91%
                                                    ------
Total Annual Fund Operating Expenses                 1.19%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP CORE FIXED INCOME FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Core Fixed Income Fund
 - Class A Shares                $121    $378     $654     $1,443

18 Prospectus

SEI VP BOND INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                                     Investment results that correspond to the
                                                    performance of the Lehman Aggregate Bond Index
                                                    (Lehman Index)
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests in investment grade fixed income
                                                    securities included in the Lehman Index.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Bond Index Fund invests exclusively in investment grade (I.E., BBB/Baa or better at the time or purchase) corporate and government fixed income securities, including mortgage-backed securities, of U.S. and foreign issuers included in the Lehman Index. The Fund's ability to replicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser will hold a representative sample of the securities in the Lehman Index, selecting a limited number of issues to represent entire "classes" of securities, and dividing those classes into sectors based on issuer, quality and maturity. The Sub-Adviser will purchase various types of securities in an attempt to approximate the class and sector weightings of the Lehman Index. The Fund's Sub-Adviser may sell a security that has been downgraded or whose value has otherwise been impaired. The Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the Lehman Index (currently 4.5 years).


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the Lehman Index. Since it purchases only a small sample of the securities in the Lehman Index, the Fund's performance may not be similar to that of the Lehman Index. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Lehman Index, may perform differently than other mutual funds which focus on particular fixed income market segments or invest in other asset classes.

                                                                   Prospectus 19

                                                          SEI VP BOND INDEX FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                              0.07%
Distribution (12b-1) Fees                              None
Other Expenses                                        1.00%*
                                                    -------
Total Annual Fund Operating Expenses                  1.07%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WILL EACH VOLUNTARILY WAIVE A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

       SEI VP BOND INDEX FUND - CLASS A SHARES      0.38%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                          1 YEAR  3 YEARS
SEI VP Bond Index Fund - Class A Shares    $109    $340

20 Prospectus

SEI VP HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have high yield investment expertise, the Fund
                                                    invests in high yield, high risk securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 21

                                                     SEI VP HIGH YIELD BOND FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.49%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.02%
                                                    ------
Total Annual Fund Operating Expenses                 1.51%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP HIGH YIELD BOND FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP High Yield Bond Fund -
 Class A Shares                  $154    $477     $824     $1,802

22 Prospectus

SEI VP INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests in investment grade fixed income
                                                    securities of foreign government and corporate
                                                    issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP International Fixed Income Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average weighted portfolio maturity or on the maturity of any specific security.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.


Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that developed international fixed income securities, may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 23

                                          SEI VP INTERNATIONAL FIXED INCOME FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.30%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.40%
                                                    ------
Total Annual Fund Operating Expenses                 1.70%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP INTERNATIONAL FIXED INCOME FUND -
        CLASS A SHARES                              1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP International Fixed
 Income Fund - Class A Shares    $173    $536     $923     $2,009

24 Prospectus

SEI VP EMERGING MARKETS DEBT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High to very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests U.S. dollar denominated debt in securities
                                                    of emerging market issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Emerging Markets Debt Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers.


The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum credit rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest credit rating categories (including those below investment grade, commonly referred to as "junk bonds").


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's debt securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's debt securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


"Junk" bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt securities is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                   Prospectus 25

                                               SEI VP EMERGING MARKETS DEBT FUND

The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that emerging markets debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.85%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.41%
                                                    ------
Total Annual Fund Operating Expenses                 2.26%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP EMERGING MARKETS DEBT FUND - CLASS A
        SHARES                                      1.35%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Emerging Markets Debt
 Fund - Class A Shares           $229    $706    $1,210    $2,595

26 Prospectus

SEI VP PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in:
(i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements;
(iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.



Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds), that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                   Prospectus 27

                                                    SEI VP PRIME OBLIGATION FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.08%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.06%
                                                    ------
Total Annual Fund Operating Expenses                 1.14%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP PRIME OBLIGATION FUND - CLASS A
        SHARES                                      0.44%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Prime Obligation Fund -
 Class A Shares                  $116    $362     $628     $1,386

28 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives (except the SEI VP Prime Obligation Fund). A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.



INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


INVESTMENT ADVISER AND SUB-ADVISERS


SIMC ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of December 31, 2000, SIMC had approximately $64 billion in assets under management. SIMC is entitled to investment advisory fees as follows:


    SEI VP Large Cap Value Fund                     0.35%
    SEI VP Large Cap Growth Fund                    0.40%
    SEI VP S&P 500 Index Fund                       0.03%
    SEI VP Small Cap Value Fund                     0.65%
    SEI VP Small Cap Growth Fund                    0.65%
    SEI VP International Equity Fund                0.51%
    SEI VP Emerging Markets Equity Fund             1.05%
    SEI VP Core Fixed Income Fund                   0.28%
    SEI VP Bond Index Fund                          0.07%
    SEI VP High Yield Bond Fund                     0.49%
    SEI VP International Fixed Income Fund          0.30%
    SEI VP Emerging Markets Debt Fund               0.85%
    SEI VP Prime Obligation Fund                    0.08%

                                                                   Prospectus 29

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

SUB-ADVISERS AND PORTFOLIO MANAGERS

SEI VP LARGE CAP VALUE FUND:


Deutsche Asset Management, Inc. ("DeAM"): James A. Creighton, Managing Director and Head of Global Index Management, and Patrick Cannon, Director and Head of U.S. Index Management, lead the team of investment professionals who manage a portion of the assets of the SEI VP Large Cap Value Fund. Prior to joining DeAM in 1998, Mr. Creighton was the Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors, and has 26 years of investment experience. Prior to joining DeAM in 1999, Mr. Cannon was Principal and Head of Small Cap Equities at Barclays Global Investors, and has 11 years of investment experience.



Iridian Asset Management, LLC ("IAM"): David L. Cohen, Principal and Portfolio Manager, serves as a portfolio manager for a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Cohen joined IAM in 1995, and has 15 years of investment experience. Since 1995, Mr. Cohen has also been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc.



LSV Asset Management, L.P. ("LSV"): Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Lakonishok, Mr. Shleifer and Mr. Vishny are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of
 .20% of the average monthly market value of the assets of the Fund managed by LSV.



Sanford C. Bernstein & Co., Inc. ("Bernstein"): Lewis A. Sanders and Marilyn Goldstein Fedak of Bernstein, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer--Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.


SEI VP LARGE CAP GROWTH FUND:

Alliance Capital Management L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the SEI VP Large Cap Growth Fund.


Duncan-Hurst Capital Management, Inc. ("Duncan-Hurst"): David Magee serves as portfolio manager for a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 10 years of investment experience.



Peregrine Capital Management Inc. ("Peregrine"): John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers for a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.



Provident Investment Counsel, Inc. ("Provident"): George E. Handtmann III and Jeffrey J. Miller of Provident, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.


SEI VP S&P 500 INDEX FUND:

World Asset Management, L.P.: A committee of investment professionals at World Asset Management, L.P., selects securities for the SEI VP S&P 500 Index Fund based upon a computer model.

30 Prospectus

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

SEI VP SMALL CAP VALUE FUND:


Artisan Partners Limited Partnership ("Artisan"): Scott Satterwhite of Artisan, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Satterwhite, a managing director of Artisan, has been with Artisan since 1996. Prior to joining Artisan, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A.



Chartwell Investment Partners ("Chartwell"): David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Dalrymple has been with Chartwell since 1987. Prior to joining Chartwell, Mr. Dalrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 14 years of investment experience.



LSV Asset Management, L.P. ("LSV"): Josef Lakonishok, Andrei Shleifer, and Robert Vishny of LSV, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Lakonishok, Mr. Shleifer and Mr. Vishny are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Fund managed by LSV.



Security Capital Global Capital Management Incorporated ("Security Capital"):
Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.



Sterling Capital Management ("Sterling"): Eduardo A. Brea, CFA, and Brian R. Walton, CFA, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.


SEI VP SMALL CAP GROWTH FUND:


Mazama Capital Management, LLC ("Mazama"): Ron Sauer and Stephen Brink, CFA, of Mazama, serve as the portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Prior to founding Mazama, Mr. Sauer served as President and Director of Research at Black & Company and Mr. Brink served as Chief Investment Officer for the Pacific Northwest office of U.S. Trust. Mr. Sauer and Mr. Brink have over 19 and 22 years of investment experience, respectively.



McKinley Capital Management, Inc. ("McKinley"): Robert B. Gillam, Frederic H. Parke and Sheldon Lien serve as portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley since the firm's inception in 1990, and has over 20 years investment experience. Prior to joining McKinley in 1997, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 19 years of investment experience. Mr. Lien has been with McKinley since 1995.



Nicholas-Applegate Capital Management ("Nicholas-Applegate"): Arthur E. Nicholas and John Kane of Nicholas-Applegate, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day to day management of a portion of the SEI VP Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

                                                                   Prospectus 31

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


RS Investment Management, L.P. ("RSIM"): Jim Callinan of RSIM, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.



Sawgrass Asset Management, LLC ("Sawgrass"): Dean McQuiddy of Sawgrass, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.



Wall Street Associates ("WSA"): William Jeffery III and Kenneth F. McCain of WSA, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.


SEI VP INTERNATIONAL EQUITY FUND:


Acadian Asset Management, Inc. ("Acadian"): A committee of investment professionals at Acadian manages a portion of the assets of the SEI VP International Equity Fund.



BlackRock International, Ltd. ("BlackRock"): Albert B. Morillo heads an investment committee at BlackRock that serves as portfolio manager of a portion of the assets of the SEI VP International Equity Fund. Prior to joining BlackRock in January 2000, Mr. Morillo was the head of the European Team of Scottish Widows Investment Management since 1991.



Capital Guardian Trust Company ("Capital Guardian"): A group of investment professionals at Capital Guardian each individually manage a portion of the assets of the SEI VP International Equity Fund.



JF International Management, Inc. ("JFIM"): Piers Litherland serves as the portfolio manager for a portion of the assets of the SEI VP International Equity Fund. Mr. Litherland has been with JFIM for 13 years, and has over 22 years of investment experience.



Martin Currie, Inc. ("Martin Currie"): Michael Thomas and Keith Donaldson serve as portfolio managers for a portion of the assets of the SEI VP International Equity Fund. Mr. Thomas joined Martin Currie in 1989, and has 26 years of investment experience. Prior to joining Martin Currie in 1997, Mr. Donaldson was the vice president and head of Japanese equity sales at Morgan Stanley from 1996 to 1997, and head of research at Salomon Brothers in Tokyo from 1990 to 1996. Mr. Donaldson has 20 years of investment experience.



Oechsle International Advisors, LLC ("Oechsle"): S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle, serve as Portfolio Managers of a portion of the assets of the SEI VP International Equity Fund. Mr. Keesler is a Principal and Chief Investment Officer at Oechsle. Prior to joining Oechsle, Mr. Keesler was a Portfolio Manager at Putman International Advisors. Ms. Harris is a Principal at Oechsle. Prior to joining Oechsle, she was a Portfolio Manager and Investment Director for the State of Wisconsin Investment Board.


SEI VP EMERGING MARKETS EQUITY FUND:


The Boston Company Asset Management, LLC ("Boston Company"): D. Kirk Henry, CFA and Senior Vice President, serves as portfolio manager for a portion of the assets of the SEI VP Emerging Markets Equity Fund. Since joining Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.

32 Prospectus

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"): Robert L. Meyer, Michael Perl and Andy Skov of MSDW Investment Management, serve as portfolio managers of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Meyer is a Managing Director and joined MSDW Investment Management in 1989 after working for the law firm of Irell & Manella. Mr. Perl is a Vice President and joined MSDW Investment Management after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Skov is a Principal and joined MSDW Investment Management after 4 years as an Associate at Bankers Trust.



Nicholas-Applegate Capital Management ("Nicholas-Applegate"): Arthur E. Nicholas of Nicholas-Applegate, serves as portfolio manager of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm, and oversees the firm's investment teams. The Emerging Markets team also consists of Larry Speidell, Pedro Marcal, Ernesto Ramos and Jessica Goncalves. Mr. Speidell is a partner of Nicholas-Applegate and had been employed by Nicholas-Applegate since 1984. Mr. Ramos has been employed by Nicholas-Applegate since 1994, Ms. Goncalves has been employed by Nicholas-Applegate since 1995.



Schroder Investment Management North America Inc. ("Schroder"): Schroder acts as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. A team of investment professionals at Schroder manages a portion of the assets of the SEI VP Emerging Markets Equity Fund. Giles Neville heads the Emerging Markets Committee at Schroder. Mr. Neville has over 12 years of investment experience.



SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY"): Marco Wong of SG Pacific and SGY, serves as portfolio manager of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific and SGY. Mr. Wong has been with SG Yamaichi Asset Management Company, Ltd., the parent of SGY and SG Pacific, since 1986.


SEI VP CORE FIXED INCOME FUND:


BlackRock Financial Management, Inc. ("BlackRock"): Keith Anderson and Andrew Phillips of BlackRock, serve as portfolio managers of a portion of the assets of the SEI VP Core Fixed Income Fund. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 14 years' experience investing in fixed income securities. Mr. Phillips is a Principal and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities.



Robert W. Baird & Co., Incorporated ("Baird"): Charles B. Groeschell of Baird, serves as a portfolio manager of the portion of the assets of the SEI VP Core Fixed Income Fund managed by Baird. Prior to joining Baird in March 2000, Mr. Groeschell was a Senior Vice President and portfolio manager for Firstar Investment Management & Resource Company, LLC. Mr. Groeschell has over 17 years of investment experience.


Western Asset Management Company: A committee of investment professionals at Western Asset Management Company manages a portion of the assets of the SEI VP Core Fixed Income Fund.

SEI VP BOND INDEX FUND:


Mellon Bond Associates, LLP ("MBA"): MBA serves as the Adviser to the Bond Index Fund. A committee of investment professionals at MBA selects securities for the SEI VP Bond Index Fund based upon a computer model.


SEI VP HIGH YIELD BOND FUND:


Credit Suisse Asset Management, LLC ("CSAM"): Richard J. Lindquist, CFA, of CSAM (formerly BEA Associates), serves as portfolio manager of the SEI VP High Yield Bond Fund. Mr. Lindquist joined CSAM in 1995 as a result of CSAM's acquisition of CS First Boston Investment Management, and has had 15 years of investment management experience, all of which were

                                                                   Prospectus 33

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion.



Nomura Corporate Research and Asset Management Inc. ("Nomura"): Robert Levine, CFA, President and Chief Executive Officer of Nomura and Richard A. Buch, Managing Director and Senior Portfolio Manager of Nomura, are responsible for the management of Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. Prior to joining Nomura, Mr. Buch was with Kidder, Peabody & Co. where he served as Senior Vice President of the Kidder, Peabody Asset Management, Inc. Mr. Levine and Mr. Buch each have over 20 years of investment experience.


SEI VP INTERNATIONAL FIXED INCOME FUND:


Strategic Fixed Income, L.L.C. ("Strategic"): Kenneth Windheim, Gregory Barnett and David Jallits of Strategic, serve as portfolio managers of the SEI VP International Fixed Income Fund. Mr. Windheim is the President of Strategic. Prior to joining Strategic, Mr. Windheim was the Chief Investment Officer and Managing Director of the group which managed global fixed income portfolios at Prudential Asset Management. Prior to joining Strategic, Mr. Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund. Prior to that, he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining Strategic, Mr. Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners.


SEI VP EMERGING MARKETS DEBT FUND:


Salomon Brothers Asset Management Inc. ("SBAM"): Peter J. Wilby leads the team of professionals from SBAM that manages a portion of the assets of the SEI VP Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.


SEI VP PRIME OBLIGATION FUND:


Wellington Management Company, LLP ("Wellington"): A committee of investment professionals at Wellington manages the assets of the SEI VP Prime Obligation Fund.

34 Prospectus

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

PRIOR PERFORMANCE INFORMATION


SIMC acts as manager of managers of a number of portfolios of SEI Institutional Managed Trust ("SIMT") and SEI Institutional International Trust ("SIIT") which served as the models for the Funds. The portfolios of SIMT and SIIT have substantially the same investment objectives, policies and strategies as the Funds. In addition, the Funds and the corresponding portfolios of SIMT and SIIT will continue to have substantially similar investment strategies, techniques and characteristics. In the future, the Funds may be managed by a group of sub-advisers that is different than the group that historically managed the portfolios of SIMT and SIIT. In addition, the Funds may utilize fewer Sub-Advisers than the corresponding portfolios of SIMT and SIIT until such time as the Funds have asset levels that approximate those of such portfolios.



The following table sets forth the name of each Fund and the name of the corresponding SIMC-advised portfolio of SIMT or SIIT from which the Fund is cloned.



FUND                                                CORRESPONDING PORTFOLIO
SEI VP Large Cap Value Fund                         SIMT Large Cap Value Fund
SEI VP Large Cap Growth Fund                        SIMT Large Cap Growth Fund
SEI VP Small Cap Value Fund                         SIMT Small Cap Value Fund
SEI VP Small Cap Growth Fund                        SIMT Small Cap Growth Fund
SEI VP International Equity Fund                    SIIT International Equity Fund
SEI VP Emerging Markets Equity Fund                 SIIT Emerging Markets Equity Fund
SEI VP Core Fixed Income Fund                       SIMT Core Fixed Income Fund
SEI VP High Yield Bond Fund                         SIMT High Yield Bond Fund
SEI VP Emerging Markets Debt Fund                   SIIT Emerging Markets Bond Fund



Similarly, certain advisers to portfolios of the other SEI Funds will serve as Sub-Advisers to certain of the Funds. These portfolios, as set forth below, have substantially the same investment objectives, policies and strategies as the Funds. SIMC anticipates that the Funds and the corresponding portfolios of the other SEI Funds will be managed by the same personnel and will have substantially similar investment strategies, techniques and characteristics.


The following table sets forth the name of each Fund, the name of the corresponding SEI Funds portfolio from which the Fund is cloned, and the adviser for each Fund and its corresponding SEI Funds portfolio.


FUND                                         CORRESPONDING SEI FUNDS PORTFOLIO                      ADVISER
SEI VP International Fixed Income Fund    SIIT International Fixed Income Fund      Strategic Fixed Income, LLC

SEI VP Prime Obligation Fund              SEI Liquid Asset Trust Prime Obligation   Wellington Management Company, LLP
                                          Fund


Past investment performance of the Class A Shares of the SEI Funds' portfolios, as shown in the table below, may be relevant to your consideration of the Funds, and illustrates SIMC's and the other advisers' experience in managing similar portfolios, although the investment performance may not be similar to that of the SEI Funds in the future. The investment performance of the portfolios of the SEI Funds is not indicative of future performance of the Funds. The operating expenses of each Fund will be different from and may be higher than, the operating expenses of the corresponding portfolio of the SEI Funds. The performance information shown does not reflect separate account or other insurance charges. As a result, the performance

                                                                   Prospectus 35

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

actually obtained by contract holders will differ further from the performance of the corresponding portfolios of the SEI Funds.

                                                             TOTAL            TOTAL            TOTAL            TOTAL
                                        YEAR-TO-DATE        RETURN           RETURN           RETURN         RETURN TEN
                                           RETURNS         ONE YEAR        THREE YEARS      FIVE YEARS          YEARS
                           INCEPTION    (01/01/2001-         ENDED            ENDED            ENDED            ENDED
FUND NAME                     DATE       3/31/2001)       12/31/2000       12/31/2000       12/31/2000       12/31/2000
SIMT Large Cap Value
  Fund*                    10/31/1994          -4.47%            5.74%            7.30%           15.27%              N/A
SIMT Large Cap Growth
  Fund                     12/20/1994         -24.84%          -19.41%           14.50%           19.94%              N/A
SEI Index Funds -- S&P
  500 Index Fund --
  Class E                  07/31/1986         -11.95%           -9.35%           12.02%           18.06%           17.16%
SIMT Small Cap Value Fund  12/20/1994          -0.49%           23.13%            3.62%           12.92%              N/A
SIMT Small Cap Growth
  Fund                     04/20/1992         -19.41%          -12.41%           17.46%           15.91%              N/A
SIIT International Equity
  Fund                     12/20/1989         -13.70%          -17.74%           11.07%            7.95%            7.93%
SIIT Emerging Markets
  Equity Fund              01/17/1995          -6.37%          -34.47%           -8.77%           -5.58%              N/A
SIMT Core Fixed Income
  Fund                     05/01/1987           3.14%           12.52%            6.25%            6.37%            7.52%
SEI Index Funds -- Bond
  Index Fund               05/19/1986           2.79%           11.52%            6.14%            6.13%            7.40%
SIMT High Yield Bond Fund  01/11/1995           5.02%           -7.24%           -0.85%            5.13%              N/A
SIIT International Fixed
  Income Fund              09/01/1993          -5.34%           -3.74%            2.11%            1.45%              N/A
SIIT Emerging Markets
  Debt Fund                06/26/1997           4.01%           13.51%            4.99%              N/A              N/A
SEI Liquid Asset Trust
  Prime Obligation Fund    01/18/1982           1.39%            6.19%            5.48%            5.39%            4.92%

                                AVERAGE
                                ANNUAL
                             TOTAL RETURN
                                 SINCE
FUND NAME                      INCEPTION
SIMT Large Cap Value
  Fund*                               17.68%**
SIMT Large Cap Growth
  Fund                                22.40%
SEI Index Funds -- S&P
  500 Index Fund --
  Class E                             15.97%
SIMT Small Cap Value Fund             14.22%
SIMT Small Cap Growth
  Fund                                18.80%
SIIT International Equity
  Fund                                 5.92%
SIIT Emerging Markets
  Equity Fund                         -3.79%
SIMT Core Fixed Income
  Fund                                 7.71%
SEI Index Funds -- Bond
  Index Fund                           7.61%
SIMT High Yield Bond Fund              6.97%
SIIT International Fixed
  Income Fund                          4.66%
SIIT Emerging Markets
  Debt Fund                            5.06%
SEI Liquid Asset Trust
  Prime Obligation Fund                6.05%


 * Prior to October 31, 1994, the Large Cap Value Fund was advised by a different investment adviser and performance for that period is not shown.
** Since synthetic inception.

36 Prospectus

PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Funds offer their Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. The Funds calculate NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time. The Fund will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV, the Funds generally value their portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.


For the SEI VP Prime Obligation Fund, the Fund values securities utilizing the amortized cost method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

                                                                   Prospectus 37

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income as dividends, and make distributions of capital gains, if any, at least annually.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



The Funds expect that they will not have to pay income taxes if they distribute all of their net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.


For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

38 Prospectus

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST
FOR THE PERIOD ENDED DECEMBER 31, 2000
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                     NET
                                                                   REALIZED
                                                                     AND
                                                                  UNREALIZED                                  NET
                                          NET ASSET      NET        GAINS     DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                            VALUE     INVESTMENT   (LOSSES)     FROM NET         FROM        VALUE
                                          BEGINNING     INCOME        ON       INVESTMENT       CAPITAL      END OF
                                          OF PERIOD     (LOSS)    SECURITIES     INCOME          GAINS       PERIOD
                                          ----------  ----------  ----------  -------------  -------------  --------
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.09      $ 0.82       $(0.09)        $    --      $10.82
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.01)     $(2.51)      $   --         $    --      $ 7.48
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.07      $ 2.13       $(0.07)        $ (0.30)     $11.83
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.04)     $(0.33)      $   --         $    --      $ 9.63
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.09      $(2.05)      $(0.09)        $    --      $ 7.95
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.05)     $(3.72)      $   --         $    --      $ 6.23
--------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.45      $ 0.36       $(0.45)        $    --      $10.36
--------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD
 BOND FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.70      $(0.84)      $(0.70)        $    --      $ 9.16
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.20)     $ 0.09       $   --         $    --      $ 9.89
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 DEBT FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.76      $(0.11)      $(0.76)        $ (0.14)     $ 9.75
--------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION
 FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $ 1.00      $ 0.04      $   --       $(0.04)        $    --      $ 1.00

                                                                                                        RATIO OF
                                                                                            RATIO OF      NET
                                                                                RATIO OF    EXPENSES   INVESTMENT
                                                                                  NET          TO        INCOME
                                                                               INVESTMENT   AVERAGE      (LOSS)
                                                                    RATIO OF     INCOME       NET      TO AVERAGE
                                                      NET ASSETS    EXPENSES   (LOSS) TO     ASSETS    NET ASSETS  PORTFOLIO
                                            TOTAL       END OF     TO AVERAGE   AVERAGE    (EXCLUDING  (EXCLUDING   TURNOVER
                                          RETURN +   PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)      RATE
                                          ---------  ------------  ----------  ----------  ----------  ----------  ----------
-----------------------------------------------------------------
SEI VP LARGE CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     9.17%     $22,170        0.85%        1.25%      1.35%        0.75%          49%
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (25.20)%    $17,236        0.85%       (0.26)%     1.39%       (0.80)%         57%
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    22.25%     $10,498        1.10%        0.90%      1.66%        0.34%          98%
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (3.70)%    $ 8,699        1.10%       (0.59)%     1.65%       (1.14)%        116%
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (19.60)%    $12,949        1.28%        1.61%      2.13%        0.76%          31%
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (37.70)%    $ 7,286        1.95%       (0.62)%     3.52%       (2.19)%        117%
--------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     8.31%     $19,215        0.60%        6.10%      1.19%        5.51%         342%
--------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD
 BOND FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (1.51)%    $10,427        0.85%        9.75%      1.51%        9.09%           5%
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (1.10)%    $ 7,391        1.00%        3.39%      1.70%        2.69%         100%
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 DEBT FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     6.56%     $ 6,563        1.35%       10.55%      2.26%        9.64%         140%
--------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION
 FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     4.56%     $ 5,685        0.44%        6.04%      1.14%        5.34%          N/A


--------------------------------


Amounts designated as "-" are either $0 or have been rounded to $0.
+ Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

 SEI Insurance Products Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated May 1, 2001, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports will typically list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

              SEI
              Insurance
              Products
              Trust

                                   PROSPECTUS
                                 CLASS B SHARES

                                  MAY 1, 2001


                               MONEY MARKET FUND:

           ---------------------------------------------------------

                          SEI VP PRIME OBLIGATION FUND

           ---------------------------------------------------------

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

           ---------------------------------------------------------

                                  SUB-ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Insurance
    Products Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Insurance Products Trust is a mutual fund that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class B Shares of the SEI VP Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN APPLICABLE TO THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS .......................... 2
     PERFORMANCE INFORMATION AND EXPENSES ............................... 3
     MORE INFORMATION ABOUT FUND INVESTMENTS ............................ 4

     THE ADVISER, SUB-ADVISER AND PORTFOLIO MANAGER ..................... 4


     PURCHASING AND SELLING FUND SHARES ................................. 5

     DIVIDENDS AND DISTRIBUTIONS ........................................ 6
     TAXES .............................................................. 6

     FINANCIAL HIGHLIGHTS ............................................... 7


     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSURANCE PRODUCTS
     TRUST ..................................................... Back Cover

                                                                    Prospectus 1

                                                         RISK/RETURN INFORMATION

The SEI VP Prime Obligation Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation ("SIMC") and one or more Sub-Advisers who manage portions of the Fund's assets and invest those assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, or companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.


THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISER. THE INVESTMENT RESULTS OF THE FUND, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF THE FUND WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISER.

2 Prospectus

SEI VP PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.



Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds), that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    Prospectus 3

                                                    SEI VP PRIME OBLIGATION FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS B SHARES
Investment Advisory Fees                                   0.08%
Distribution (12b-1) Fees                                   None
Other Expenses                                             1.31%
                                                      ----------
Total Annual Fund Operating Expenses                       1.39%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP PRIME OBLIGATION FUND                 0.69%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISER" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Prime Obligation Fund -
 Class B Shares                  $133    $415     $718     $1,579

4 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISER


SIMC ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, serves as the Adviser to the Fund. As of December 31, 2000, SIMC had approximately $64 billion in assets under management. SIMC is entitled to investment advisory fees of 0.08% of the average daily net assets of the Fund.


SUB-ADVISER AND PORTFOLIO MANAGER


Wellington Management Company, LLP ("Wellington"): Timothy E. Smith is the Portfolio Manager of SEI VP Prime Obligation Fund. Mr. Smith is a Vice President of Wellington which he joined in 1992.

                                                                    Prospectus 5

                                              PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Shares are offered on each day that the New York Stock Exchange (NYSE) is open for business (a "Business Day").

The Fund offers its Class B Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Fund receives the insurance companies' purchase orders. The Fund calculates NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Fund must receive an order in proper form before 4:00 p.m. Eastern time. The Fund will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund values securities utilizing the amortized cost method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

DISTRIBUTIONS OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

6 Prospectus

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.



The Fund expects that it will not have to pay income taxes if it distributes all of its net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. The Fund does not expect to be subject to Federal excise taxes with respect to undistributed income.


For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                                                                    Prospectus 7


                                                            FINANCIAL HIGHLIGHTS



The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Since Class A Shares are invested in the same portfolio of securities, returns for Class B Shares will be substantially similar to those of the Class A Shares shown here, and will differ only to the extent that each class has different expenses. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST
FOR THE PERIOD ENDED DECEMBER 31, 2000
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                     NET
                                                                   REALIZED
                                                                     AND
                                                                  UNREALIZED                                  NET
                                          NET ASSET      NET        GAINS     DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                            VALUE     INVESTMENT   (LOSSES)     FROM NET         FROM        VALUE
                                          BEGINNING     INCOME        ON       INVESTMENT       CAPITAL      END OF
                                          OF PERIOD     (LOSS)    SECURITIES     INCOME          GAINS       PERIOD
                                          ----------  ----------  ----------  -------------  -------------  --------
--------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION
 FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $ 1.00      $ 0.04      $   --       $(0.04)        $    --      $ 1.00

                                                                                                        RATIO OF
                                                                                            RATIO OF      NET
                                                                                RATIO OF    EXPENSES   INVESTMENT
                                                                                  NET          TO        INCOME
                                                                               INVESTMENT   AVERAGE      (LOSS)
                                                                    RATIO OF     INCOME       NET      TO AVERAGE
                                                      NET ASSETS    EXPENSES   (LOSS) TO     ASSETS    NET ASSETS  PORTFOLIO
                                            TOTAL       END OF     TO AVERAGE   AVERAGE    (EXCLUDING  (EXCLUDING   TURNOVER
                                          RETURN +   PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)      RATE
                                          ---------  ------------  ----------  ----------  ----------  ----------  ----------

SEI VP PRIME OBLIGATION
 FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     4.56%     $ 5,685        0.44%        6.04%      1.14%        5.34%          N/A


--------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.


+ Returns are for the period indicated and have not been annualized.


(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

 SEI Insurance Products Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated May 1, 2001, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports will typically list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                        SEI
                        Insurance
                        Products
                        Trust
                                   PROSPECTUS
                                 CLASS A SHARES

                                  MAY 1, 2001


                                 EQUITY FUNDS:
                          SEI VP LARGE CAP VALUE FUND
                          SEI VP LARGE CAP GROWTH FUND
                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND
                      SEI VP EMERGING MARKETS EQUITY FUND

                              FIXED INCOME FUNDS:
                         SEI VP CORE FIXED INCOME FUND
                          SEI VP HIGH YIELD BOND FUND
                     SEI VP INTERNATIONAL FIXED INCOME FUND
                       SEI VP EMERGING MARKETS DEBT FUND

                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                 SUB-ADVISERS:

                         ACADIAN ASSET MANAGEMENT, INC.
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                      BLACKROCK FINANCIAL MANAGEMENT, INC.
                         BLACKROCK INTERNATIONAL, LTD.

                    THE BOSTON COMPANY ASSET MANAGEMENT, LLC

                         CAPITAL GUARDIAN TRUST COMPANY

                         CHARTWELL INVESTMENT PARTNERS

                      CREDIT SUISSE ASSET MANAGEMENT, LLC

                        DEUTSCHE ASSET MANAGEMENT, INC.


                     DUNCAN-HURST CAPITAL MANAGEMENT, INC.

                         IRIDIAN ASSET MANAGEMENT, LLC

                       JF INTERNATIONAL MANAGEMENT, INC.

                           LSV ASSET MANAGEMENT, L.P.

                              MARTIN CARRIE, INC.


                         MAZAMA CAPITAL MANAGEMENT, LLC

                       MCKINLEY CAPITAL MANAGEMENT, INC.
             MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.
                      OECHSLE INTERNATIONAL ADVISORS, LLC

                       PEREGRINE CAPITAL MANAGEMENT INC.

                       PROVIDENT INVESTMENT COUNSEL, INC.

                         RS INVESTMENT MANAGEMENT, L.P.

                      ROBERT W. BAIRD & CO., INCORPORATED
                     SALOMON BROTHERS ASSET MANAGEMENT INC.
                        SANFORD C. BERNSTEIN & CO., INC.
                         SAWGRASS ASSET MANAGEMENT, LLC
               SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
         SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED
                       SG PACIFIC ASSET MANAGEMENT, INC.

                     SGY ASSET MANAGEMENT (SINGAPORE) LTD.


                          STERLING CAPITAL MANAGEMENT

                         STRATEGIC FIXED INCOME, L.L.C.
                             WALL STREET ASSOCIATES
                       WELLINGTON MANAGEMENT COMPANY, LLP

                        WESTERN ASSET MANAGEMENT COMPANY

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Insurance
    Products Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Insurance Products Trust is a mutual fund that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the Funds that they should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS PLEASE SEE:


     SEI VP LARGE CAP VALUE FUND..........................................2


     SEI VP LARGE CAP GROWTH FUND.........................................4


     SEI VP SMALL CAP VALUE FUND..........................................6


     SEI VP SMALL CAP GROWTH FUND.........................................8


     SEI VP INTERNATIONAL EQUITY FUND....................................10


     SEI VP EMERGING MARKETS EQUITY FUND.................................12


     SEI VP CORE FIXED INCOME FUND.......................................14


     SEI VP HIGH YIELD BOND FUND.........................................16


     SEI VP INTERNATIONAL FIXED INCOME FUND..............................18


     SEI VP EMERGING MARKETS DEBT FUND...................................20


     SEI VP PRIME OBLIGATION FUND........................................22


     MORE INFORMATION ABOUT FUND INVESTMENTS.............................24


     THE ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS....................24


     PRIOR PERFORMANCE INFORMATION.......................................30


     PURCHASING AND SELLING FUND SHARES..................................32


     DIVIDENDS AND DISTRIBUTIONS.........................................33


     TAXES...............................................................33


     FINANCIAL HIGHLIGHTS................................................34

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSURANCE PRODUCTS
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation ("SIMC") constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the SEI VP High Yield Bond, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a mix of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.



In managing the Funds, SIMC focuses on four key principles: asset allocation, Fund structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    Prospectus 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than the SEI VP Prime Obligation
Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund diversifies its holdings.

THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISERS. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISERS.

2 Prospectus

SEI VP LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in large
                                                    cap income-producing U.S. common stocks
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    Prospectus 3

                                                     SEI VP LARGE CAP VALUE FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.35%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.00%
                                                    ------
Total Annual Fund Operating Expenses                 1.35%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP LARGE CAP VALUE FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Large Cap Value Fund -
 Class A Shares                  $137    $428     $739     $1,624

4 Prospectus

SEI VP LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    large cap U.S. common stocks
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    Prospectus 5

                                                    SEI VP LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.40%
Distribution (12b-1) Fees                             None
Other Expenses                                       0.99%
                                                    ------
Total Annual Fund Operating Expenses                 1.39%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP LARGE CAP GROWTH FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Large Cap Growth Fund -
 Class A Shares                  $142    $440     $761     $1,669

6 Prospectus

SEI VP SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in
                                                    common stocks of smaller U.S. companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.



The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

                                                                    Prospectus 7

                                                     SEI VP SMALL CAP VALUE FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.65%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.01%
                                                    ------
Total Annual Fund Operating Expenses                 1.66%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP SMALL CAP VALUE FUND - CLASS A
        SHARES                                      1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Small Cap Value Fund -
 Class A Shares                  $169    $523     $902     $1,965

8 Prospectus

SEI VP SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    common stocks of smaller U.S. companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.


The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                    Prospectus 9

                                                    SEI VP SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.65%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.00%
                                                    ------
Total Annual Fund Operating Expenses                 1.65%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP SMALL CAP GROWTH FUND - CLASS A
        SHARES                                      1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Small Cap Growth Fund -
 Class A Shares                  $168    $520     $897     $1,955

10 Prospectus

SEI VP INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of foreign
                                                    companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP International Equity Fund invests primarily in common stocks and other equity securities of issuers located outside the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity market or the equity markets as a whole.

                                                                   Prospectus 11

                                                SEI VP INTERNATIONAL EQUITY FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.51%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.62%
                                                    ------
Total Annual Fund Operating Expenses                 2.13%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP INTERNATIONAL EQUITY FUND - CLASS A
        SHARES                                      1.28%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP International Equity
 Fund - Class A Shares           $216    $667    $1,144    $2,462

12 Prospectus

SEI VP EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of emerging
                                                    markets companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is one principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity market or the equity markets as a whole.

                                                                   Prospectus 13

                                             SEI VP EMERGING MARKETS EQUITY FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             1.05%
Distribution (12b-1) Fees                             None
Other Expenses                                       2.47%
                                                    ------
Total Annual Fund Operating Expenses                 3.52%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP EMERGING MARKETS EQUITY FUND - CLASS
        A SHARES                                    1.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Emerging Markets Equity
 Fund - Class A Shares           $355   $1,080   $1,826    $3,792

14 Prospectus

SEI VP CORE FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have fixed income investment expertise, the Fund
                                                    invests in investment grade U.S. fixed income
                                                    securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years).


WHAT ARE THE RISKS OF INVESTING IN THE FUND?



The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 15

                                                   SEI VP CORE FIXED INCOME FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.28%
Distribution (12b-1) Fees                             None
Other Expenses                                       0.91%
                                                    ------
Total Annual Fund Operating Expenses                 1.19%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP CORE FIXED INCOME FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Core Fixed Income Fund
 - Class A Shares                $121    $378     $654     $1,443

16 Prospectus

SEI VP HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have high yield investment expertise, the Fund
                                                    invests in high yield, high risk securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 17

                                                     SEI VP HIGH YIELD BOND FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.49%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.02%
                                                    ------
Total Annual Fund Operating Expenses                 1.51%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP HIGH YIELD BOND FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP High Yield Bond Fund -
 Class A Shares                  $154    $477     $824     $1,802

18 Prospectus

SEI VP INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests in investment grade fixed income
                                                    securities of foreign government and corporate
                                                    issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP International Fixed Income Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average weighted portfolio maturity or on the maturity of any specific security.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.


Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that developed international fixed income securities, may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 19

                                          SEI VP INTERNATIONAL FIXED INCOME FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.30%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.40%
                                                    ------
Total Annual Fund Operating Expenses                 1.70%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP INTERNATIONAL FIXED INCOME FUND -
        CLASS A SHARES                              1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP International Fixed
 Income Fund - Class A Shares    $173    $536     $923     $2,009

20 Prospectus

SEI VP EMERGING MARKETS DEBT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High to very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests U.S. dollar denominated debt in securities
                                                    of emerging market issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Emerging Markets Debt Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum credit rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest credit rating categories (including those below investment grade, commonly referred to as "junk bonds").


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's debt securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's debt securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.

"Junk" bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt securities is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more

                                                                   Prospectus 21

                                               SEI VP EMERGING MARKETS DEBT FUND


precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that emerging markets debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.85%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.41%
                                                    ------
Total Annual Fund Operating Expenses                 2.23%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP EMERGING MARKETS DEBT FUND - CLASS A
        SHARES                                      1.35%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Emerging Markets Debt
 Fund - Class A Shares           $229    $706    $1,210    $2,595

22 Prospectus

SEI VP PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.



Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity, (consistent with SEC requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                   Prospectus 23

                                                    SEI VP PRIME OBLIGATION FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.08%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.06%
                                                    ------
Total Annual Fund Operating Expenses                 1.14%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP PRIME OBLIGATION FUND - CLASS A
        SHARES                                      0.44%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Prime Obligation Fund -
 Class A Shares                  $116    $362     $628     $1,386

24 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives (except the SEI VP Prime Obligation Fund). A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


THE ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

INVESTMENT ADVISER AND SUB-ADVISERS


SIMC ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of December 31, 2000, SIMC had approximately $64 billion in assets under management. SIMC is entitled to investment advisory fees as follows:


    SEI VP Large Cap Value Fund                     0.35%
    SEI VP Large Cap Growth Fund                    0.40%
    SEI VP Small Cap Value Fund                     0.65%
    SEI VP Small Cap Growth Fund                    0.65%
    SEI VP International Equity Fund                0.51%
    SEI VP Emerging Markets Equity Fund             1.05%
    SEI VP Core Fixed Income Fund                   0.28%
    SEI VP High Yield Bond Fund                     0.49%
    SEI VP International Fixed Income Fund          0.30%
    SEI VP Emerging Markets Debt Fund               0.85%
    SEI VP Prime Obligation Fund                    0.08%

                                                                   Prospectus 25


                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


SUB-ADVISERS AND PORTFOLIO MANAGERS

SEI VP LARGE CAP VALUE FUND:


Deutsche Asset Management, Inc. ("DeAM"): James A. Creighton, Managing Director and Head of Global Index Management, and Patrick Cannon, Director and Head of U.S. Index Management, lead the team of investment professionals who manage a portion of the assets of the SEI VP Large Cap Value Fund. Prior to joining DeAM in 1998, Mr. Creighton was the Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors, and has 26 years of investment experience. Prior to joining DeAM in 1999, Mr. Cannon was Principal and Head of Small Cap Equities at Barclays Global Investors, and has 11 years of investment experience.



Iridian Asset Management, LLC ("IAM"): David L. Cohen, Principal and Portfolio Manager, serves as a portfolio manager for a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Cohen joined IAM in 1995, and has 15 years of investment experience. Since 1995, Mr. Cohen has also been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc.



LSV Asset Management, L.P. ("LSV"): Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Lakonishok, Mr. Shleifer and Mr. Vishny are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of
 .20% of the average monthly market value of the assets of the Fund managed by LSV.



Sanford C. Bernstein & Co., Inc. ("Bernstein"): Lewis A. Sanders and Marilyn Goldstein Fedak of Bernstein, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer--Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.


SEI VP LARGE CAP GROWTH FUND:

Alliance Capital Management L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the SEI VP Large Cap Growth Fund.


Duncan-Hurst Capital Management, Inc. ("Duncan-Hurst"): David Magee serves as portfolio manager for a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 10 years of investment experience.



Peregrine Capital Management Inc. ("Peregrine"): John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager serve as portfolio managers for a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.



Provident Investment Counsel, Inc. ("Provident"): George E. Handtmann III and Jeffrey J. Miller of Provident, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.


SEI VP SMALL CAP VALUE FUND:


Artisan Partners Limited Partnership ("Artisan"): Scott Satterwhite of Artisan, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Satterwhite, a managing director of Artisan, has been with Artisan since 1996. Prior to joining Artisan, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A.

26 Prospectus


INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS



Chartwell Investment Partners ("Chartwell"): David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Dalrymple has been with Chartwell since 1987. Prior to joining Chartwell, Mr. Dalrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 14 years of investment experience.



LSV Asset Management, L.P. ("LSV"): Josef Lakonishok, Andrei Shleifer, and Robert Vishny of LSV, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Lakonishok, Mr. Shleifer and Mr. Vishny are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Fund managed by LSV.



Security Capital Global Capital Management Incorporated ("Security Capital"):
Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.



Sterling Capital Management ("Sterling"): Eduardo A. Brea, CFA, and Brian R. Walton, CFA, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.


SEI VP SMALL CAP GROWTH FUND:


Mazama Capital Management, LLC ("Mazama"): Ron Sauer and Stephen Brink, CFA, of Mazama, serve as the portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Prior to founding Mazama, Mr. Sauer served as President and Director of Research at Black & Company and Mr. Brink served as Chief Investment Officer for the Pacific Northwest office of U.S. Trust. Mr. Sauer and Mr. Brink have over 19 and 22 years of investment experience, respectively.



McKinley Capital Management, Inc. ("McKinley"): Robert B. Gillam, Frederic H. Parke and Sheldon Lien serve as portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley since the firm's inception in 1990, and has over 20 years investment experience. Prior to joining McKinley in 1997, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 19 years of investment experience. Mr. Lien has been with McKinley since 1995.



Nicholas-Applegate Capital Management ("Nicholas-Applegate"): Arthur E. Nicholas and John Kane of Nicholas-Applegate, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day to day management of a portion of the SEI VP Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.



RS Investment Management, L.P. ("RSIM"): Jim Callinan of RSIM, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

                                                                   Prospectus 27


                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS



Sawgrass Asset Management, LLC ("Sawgrass"): Dean McQuiddy of Sawgrass, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.



Wall Street Associates ("WSA"): William Jeffery III and Kenneth F. McCain of WSA, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.


SEI VP INTERNATIONAL EQUITY FUND:


Acadian Asset Management, Inc. ("Acadian"): A committee of investment professionals at Acadian manages a portion of the assets of the SEI VP International Equity Fund.



BlackRock International, Ltd. ("BlackRock"): Albert B. Morillo heads an investment committee at BlackRock that serves as portfolio manager of a portion of the assets of the SEI VP International Equity Fund. Prior to joining BlackRock in January 2000, Mr. Morillo was the head of the European Team of Scottish Widows Investment Management since 1991.



Capital Guardian Trust Company ("Capital Guardian"): A group of investment professionals at Capital Guardian each individually manage a portion of the assets of the SEI VP International Equity Fund.



JF International Management, Inc. ("JFIM"): Piers Litherland serves as the portfolio manager for a portion of the assets of the SEI VP International Equity Fund. Mr. Litherland has been with JFIM for 13 years, and has over 22 years of investment experience.



Martin Currie, Inc. ("Martin Currie"): Michael Thomas and Keith Donaldson serve as portfolio managers for a portion of the assets of the SEI VP International Equity Fund. Mr. Thomas joined Martin Currie in 1989, and has 26 years of investment experience. Prior to joining Martin Currie in 1997, Mr. Donaldson was the vice president and head of Japanese equity sales at Morgan Stanley from 1996 to 1997, and head of research at Salomon Brothers in Tokyo from 1990 to 1996. Mr. Donaldson has 20 years of investment experience.



Oechsle International Advisors, LLC ("Oechsle"): S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle, serve as Portfolio Managers of a portion of the assets of the SEI VP International Equity Fund. Mr. Keesler is a Principal and Chief Investment Officer at Oechsle. Prior to joining Oechsle, Mr. Keesler was a Portfolio Manager at Putnam International Advisors. Ms. Harris is a Principal at Oechsle. Prior to joining Oechsle, she was a Portfolio Manager and Investment Director for the State of Wisconsin Investment Board.



SEI VP EMERGING MARKETS EQUITY FUND:



The Boston Company Asset Management, LLC ("Boston Company"): D. Kirk Henry, CFA and Senior Vice President, serves as portfolio manager for a portion of the assets of the SEI VP Emerging Markets Equity Fund. Since joining Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.



Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"): Robert L. Meyer, Michael Perl and Andy Skov of MSDW Investment Management, serve as portfolio managers of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Meyer is a Managing Director and joined MSDW Investment Management in 1989 after working for the law firm of Irell & Manella. Mr. Perl is a Vice President and joined MSDW Investment Management after 6

28 Prospectus


INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS



years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Skov is a Principal and joined MSDW Investment Management after 4 years as an Associate at Bankers Trust.



Nicholas-Applegate Capital Management ("Nicholas-Applegate"): Arthur E. Nicholas of Nicholas-Applegate, serves as portfolio manager of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm, and oversees the firm's investment teams. The Emerging Markets team also consists of Larry Speidell, Pedro Marcal, Ernesto Ramos and Jessica Goncalves. Mr. Speidell is a partner of Nicholas-Applegate and had been employed by Nicholas-Applegate since 1984. Mr. Ramos has been employed by Nicholas-Applegate since 1994, Ms. Goncalves has been employed by Nicholas-Applegate since 1995.



Schroder Investment Management North America Inc. ("Schroder"): Schroder, acts as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. A team of investment professionals at Schroder manages a portion of the assets of the SEI VP Emerging Markets Equity Fund. Giles Neville heads the Emerging Markets Committee at Schroder. Mr. Neville has over 12 years of investment experience.



SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY"): Marco Wong of SG Pacific and SGY, serves as portfolio manager of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific and SGY. Mr. Wong has been with SG Yamaichi, the parent of SGY and SG Pacific, since 1986.


SEI VP CORE FIXED INCOME FUND:


BlackRock Financial Management, Inc. ("BlackRock"): Keith Anderson and Andrew Phillips of BlackRock, serve as portfolio managers of a portion of the assets of the SEI VP Core Fixed Income Fund. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 14 years' experience investing in fixed income securities. Mr. Phillips is a Principal and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities.



Robert W. Baird & Co., Incorporated ("Baird"): Charles B. Groeschell of Baird, serves as a portfolio manager of the portion of the assets of the SEI VP Core Fixed Income Fund managed by Baird. Prior to joining Baird in March 2000, Mr. Groeschell was a Senior Vice President and portfolio manager for Firstar Investment Management & Resource Company, LLC. Mr. Groeschell has over 17 years of investment experience.



Western Asset Management Company: A committee of investment professionals at Western Asset Management Company manages a portion of the assets of the SEI VP Core Fixed Income Fund.


SEI VP HIGH YIELD BOND FUND:


Credit Suisse Asset Management, LLC ("CSAM"): Richard J. Lindquist, CFA, of CSAM (formerly BEA Associates), serves as portfolio manager of the SEI VP High Yield Bond Fund. Mr. Lindquist joined CSAM in 1995 as a result of CSAM's acquisition of CS First Boston Investment Management, and has had 15 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion.



Nomura Corporate Research and Asset Management Inc. ("Nomura"): Robert Levine, CFA, President and Chief Executive Officer of Nomura and Richard A. Buch, Managing Director and Senior Portfolio Manager of Nomura, are responsible for the management of Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. Prior to joining Nomura, Mr. Buch was with Kidder, Peabody & Co. where he served

                                                                   Prospectus 29


                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS



as Senior Vice President of the Kidder, Peabody Asset Management, Inc. Mr. Levine and Mr. Buch each have over 20 years of investment experience.


SEI VP INTERNATIONAL FIXED INCOME FUND:


Strategic Fixed Income, L.L.C. ("Strategic"): Kenneth Windheim, Gregory Barnett and David Jallits of Strategic, serve as portfolio managers of the SEI VP International Fixed Income Fund. Mr. Windheim is the President of Strategic. Prior to joining Strategic, Mr. Windheim was the Chief Investment Officer and Managing Director of the group which managed global fixed income portfolios at Prudential Asset Management. Prior to joining Strategic, Mr. Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund. Prior to that, he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining Strategic, Mr. Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners.


SEI VP EMERGING MARKETS DEBT FUND:


Salomon Brothers Asset Management Inc. ("SBAM"): Peter J. Wilby leads the team of professionals from SBAM that manages a portion of the assets of the SEI VP Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.


SEI VP PRIME OBLIGATION FUND:


Wellington Management Company, LLP ("Wellington"): A committee of investment professionals at Wellington manages the assets of the SEI VP Prime Obligation Fund.

30 Prospectus


INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


PRIOR PERFORMANCE INFORMATION


SIMC acts as manager of managers of a number of portfolios of SEI Institutional Managed Trust ("SIMT") and SEI Institutional International Trust ("SIIT") which served as the models for the Funds. The portfolios of SIMT and SIIT have substantially the same investment objectives, policies and strategies as the Funds. In addition, the Funds and the corresponding portfolios of SIMT and SIIT will continue to have substantially similar investment strategies, techniques and characteristics. In the future, the Funds may be managed by a group of sub-advisers that is different than the group that historically managed the portfolios of SIMT and SIIT. In addition, the Funds may utilize fewer Sub-Advisers than the corresponding portfolios of SIMT and SIIT until such time as the Funds have asset levels that approximate those of such portfolios.


The following table sets forth the name of each Fund and the name of the corresponding SIMC-advised portfolio of SIMT or SIIT from which the Fund is cloned.

FUND                                                CORRESPONDING PORTFOLIO
SEI VP Large Cap Value Fund                         SIMT Large Cap Value Fund
SEI VP Large Cap Growth Fund                        SIMT Large Cap Growth Fund
SEI VP Small Cap Value Fund                         SIMT Small Cap Value Fund
SEI VP Small Cap Growth Fund                        SIMT Small Cap Growth Fund
SEI VP International Equity Fund                    SIIT International Equity Fund
SEI VP Emerging Markets Equity Fund                 SIIT Emerging Markets Equity Fund
SEI VP Core Fixed Income Fund                       SIMT Core Fixed Income Fund
SEI VP High Yield Bond Fund                         SIMT High Yield Bond Fund
SEI VP Emerging Markets Debt Fund                   SIIT Emerging Markets Bond Fund

Similarly, certain advisers to portfolios of the other SEI Funds will serve as Sub-Advisers to certain of the Funds. These portfolios, as set forth below, have substantially the same investment objectives, policies and strategies as the Funds. SIMC anticipates that the Funds and the corresponding portfolios of the other SEI Funds will be managed by the same personnel and will have substantially similar investment strategies, techniques and characteristics.

The following table sets forth the name of each Fund, the name of the corresponding SEI Funds portfolio from which the Fund is cloned, and the adviser for each Fund and its corresponding SEI Funds portfolio.

FUND                                      CORRESPONDING SEI FUNDS PORTFOLIO                         ADVISER
SEI VP International Fixed Income Fund    SIIT International Fixed Income Fund      Strategic Fixed Income, LLC

SEI VP Prime Obligation Fund              SEI Liquid Asset Trust Prime Obligation   Wellington Management Company, LLP
                                          Fund


Past investment performance of the Class A Shares of the SEI Funds' portfolios, as shown in the table below, may be relevant to your consideration of the Funds, and illustrates SIMC's and the other advisers' experience in managing similar portfolios, although the investment performance may not be similar to that of the SEI Funds in the future. The investment performance of the portfolios of the SEI Funds is not indicative of future performance of the Funds. The operating expenses of each Fund will be different from and may be higher than, the operating expenses of the corresponding portfolio of the SEI Funds. The performance information shown does not reflect separate account or other insurance charges. As a result, the performance

                                                                   Prospectus 31


                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS



actually obtained by contract holders will differ further from the performance of the corresponding portfolios of the SEI Funds.


                                                                  TOTAL           TOTAL           TOTAL         TOTAL
                                             YEAR-TO-DATE        RETURN           RETURN          RETURN        RETURN
                                                RETURNS         ONE YEAR       THREE YEARS      FIVE YEARS    TEN YEARS
                                INCEPTION    (01/01/2001-         ENDED           ENDED           ENDED         ENDED
FUND NAME                          DATE       3/31/2001)       12/31/2000       12/31/2000      12/31/2000    12/31/2000
SIMT Large Cap Value Fund*      10/31/1994          -4.47%            5.74%           7.30%          15.27%       N/A
SIMT Large Cap Growth Fund      12/20/1994         -24.84%          -19.41%          14.50%          19.94%       N/A
SIMT Small Cap Value Fund       12/20/1994          -0.49%           23.13%           3.62%          12.92%       N/A
SIMT Small Cap Growth Fund      04/20/1992         -19.41%          -12.41%          17.46%          15.91%       N/A
SIIT International Equity Fund  12/20/1989         -13.70%          -17.74%          11.07%           7.95%     7.93%
SIIT Emerging Markets Equity
  Fund                          01/17/1995          -6.37%          -34.47%          -8.77%          -5.58%       N/A
SIMT Core Fixed Income Fund     05/01/1987           3.14%           12.52%           6.25%           6.37%     7.52%
SIMT High Yield Bond Fund       01/11/1995           5.02%           -7.24%          -0.85%           5.13%       N/A
SIIT International Fixed
  Income Fund                   09/01/1993          -5.34%           -3.74%           2.11%           1.45%       N/A
SIIT Emerging Markets Debt
  Fund                          06/26/1997           4.01%           13.51%           4.99%             N/A       N/A
SEI Liquid Asset Trust Prime
  Obligation Fund               01/18/1982           1.39%            6.19%           5.48%           5.39%     4.92%

                                   AVERAGE
                                    ANNUAL
                                 TOTAL RETURN
                                    SINCE
FUND NAME                         INCEPTION
SIMT Large Cap Value Fund*              17.68%**
SIMT Large Cap Growth Fund              22.40%
SIMT Small Cap Value Fund               14.22%
SIMT Small Cap Growth Fund              18.80%
SIIT International Equity Fund           5.92%
SIIT Emerging Markets Equity
  Fund                                  -3.79%
SIMT Core Fixed Income Fund              7.71%
SIMT High Yield Bond Fund                6.97%
SIIT International Fixed
  Income Fund                            4.66%
SIIT Emerging Markets Debt
  Fund                                   5.06%
SEI Liquid Asset Trust Prime
  Obligation Fund                        6.05%


* Prior to October 31, 1994, the Large Cap Value Fund was advised by a different investment adviser and performance for that period is not shown.

** Since synthetic inception.

32 Prospectus

PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Funds offer their Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. The Funds calculate NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time. The Fund will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV, the Funds generally value their portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.


For the SEI VP Prime Obligation Fund, the Fund values securities utilizing the amortized cost method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

                                                                   Prospectus 33

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income as dividends, and make distributions of capital gains, if any, at least annually.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



The Funds expect that they will not have to pay income taxes if they distribute all of their net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. The Funds do not expect to be subject to Federal excise taxes with respect to undistributed income.


For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

34 Prospectus

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST
FOR THE PERIOD ENDED DECEMBER 31, 2000
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                     NET
                                                                   REALIZED
                                                                     AND                                      NET
                                                                  UNREALIZED                                 ASSET
                                          NET ASSET      NET        GAINS     DISTRIBUTIONS  DISTRIBUTIONS   VALUE
                                            VALUE     INVESTMENT   (LOSSES)     FROM NET         FROM         END
                                          BEGINNING     INCOME        ON       INVESTMENT       CAPITAL        OF
                                          OF PERIOD     (LOSS)    SECURITIES     INCOME          GAINS       PERIOD
                                          ----------  ----------  ----------  -------------  -------------  --------
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.09      $ 0.82       $(0.09)        $   --       $10.82
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.01)     $(2.51)      $   --         $   --       $ 7.48
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.07      $ 2.13       $(0.07)        $(0.30)      $11.83
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.04)     $(0.33)      $   --         $   --       $ 9.63
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.09      $(2.05)      $(0.09)        $   --       $ 7.95
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.05)     $(3.72)      $   --         $   --       $ 6.23
--------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.45      $ 0.36       $(0.45)        $   --       $10.36
--------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD
 BOND FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.70      $(0.84)      $(0.70)        $   --       $ 9.16
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $(0.20)     $ 0.09       $   --         $   --       $ 9.89
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 DEBT FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $10.00      $ 0.76      $(0.11)      $(0.76)        $(0.14)      $ 9.75
--------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION
 FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    $ 1.00      $ 0.04      $   --       $(0.04)        $   --       $ 1.00

                                                                                                       RATIO OF
                                                                                           RATIO OF      NET
                                                                               RATIO OF    EXPENSES   INVESTMENT
                                                                                 NET          TO        INCOME
                                                                              INVESTMENT   AVERAGE      (LOSS)
                                                                   RATIO OF     INCOME       NET      TO AVERAGE
                                                     NET ASSETS    EXPENSES     (LOSS)      ASSETS    NET ASSETS  PORTFOLIO
                                           TOTAL       END OF     TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING   TURNOVER
                                          RETURN+   PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)      RATE
                                          --------  ------------  ----------  ----------  ----------  ----------  ----------
----------------------------------------------------------------
SEI VP LARGE CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     9.17%    $22,170        0.85%       1.25%       1.35%       0.75%        49%
--------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (25.20)%   $17,236        0.85%      (0.26)%      1.39%      (0.80)%       57%
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    22.25%    $10,498        1.10%       0.90%       1.66%       0.34%        98%
--------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (3.70)%   $ 8,699        1.10%      (0.59)%      1.65%      (1.14)%      116%
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (19.60)%   $12,949        1.28%       1.61%       2.13%       0.76%        31%
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (37.70)%   $ 7,286        1.95%      (0.62)%      3.52%      (2.19)%      117%
--------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     8.31%    $19,215        0.60%       6.10%       1.19%       5.51%       342%
--------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD
 BOND FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (1.51)%   $10,427        0.85%       9.75%       1.51%       9.09%         5%
--------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (1.10)%   $ 7,391        1.00%       3.39%       1.70%       2.69%       100%
--------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 DEBT FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     6.56%    $ 6,563        1.35%      10.55%       2.26%       9.64%       140%
--------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION
 FUND
--------------------------------------------------------------------------------------------------------------------
    2000(1).............................     4.56%    $ 5,685        0.44%       6.04%       1.14%       5.34%       N/A


--------------------------------


Amounts designated as "-" are either $0 or have been rounded to $0.
 **  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

 SEI Insurance Products Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated May 1, 2001, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports will typically list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                        SEI
                        Insurance
                        Products
                        Trust
                                   PROSPECTUS
                                 CLASS A SHARES
                                  MAY 1, 2001

                                 EQUITY FUNDS:
                          SEI VP LARGE CAP VALUE FUND
                          SEI VP LARGE CAP GROWTH FUND
                          SEI VP SMALL CAP VALUE FUND
                          SEI VP SMALL CAP GROWTH FUND
                        SEI VP INTERNATIONAL EQUITY FUND
                      SEI VP EMERGING MARKETS EQUITY FUND

                              FIXED INCOME FUNDS:
                         SEI VP CORE FIXED INCOME FUND
                          SEI VP HIGH YIELD BOND FUND
                     SEI VP INTERNATIONAL FIXED INCOME FUND
                       SEI VP EMERGING MARKETS DEBT FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                                 SUB-ADVISERS:

                         ACADIAN ASSET MANAGEMENT, INC.
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                      ARTISAN PARTNERS LIMITED PARTNERSHIP
                      BLACKROCK FINANCIAL MANAGEMENT, INC.
                         BLACKROCK INTERNATIONAL, LTD.

                    THE BOSTON COMPANY ASSET MANAGEMENT, LLC


                         CAPITAL GUARDIAN TRUST COMPANY

                         CHARTWELL INVESTMENT PARTNERS
                      CREDIT SUISSE ASSET MANAGEMENT, LLC
                        DEUTSCHE ASSET MANAGEMENT, INC.
                     DUNCAN-HURST CAPITAL MANAGEMENT, INC.
                         IRIDIAN ASSET MANAGEMENT, LLC

                       JF INTERNATIONAL MANAGEMENT, INC.

                           LSV ASSET MANAGEMENT, L.P.
                              MARTIN CURRIE, INC.
                         MAZAMA CAPITAL MANAGEMENT, LLC

                       MCKINLEY CAPITAL MANAGEMENT, INC.

             MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
              NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.
                      OECHSLE INTERNATIONAL ADVISORS, LLC
                       PEREGRINE CAPITAL MANAGEMENT INC.
                       PROVIDENT INVESTMENT COUNSEL, INC.

                         RS INVESTMENT MANAGEMENT, L.P.

                      ROBERT W. BAIRD & CO., INCORPORATED
                     SALOMON BROTHERS ASSET MANAGEMENT INC.
                        SANFORD C. BERNSTEIN & CO., INC.
                         SAWGRASS ASSET MANAGEMENT, LLC
               SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
            SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT INCORPORATED
                       SG PACIFIC ASSET MANAGEMENT, INC.
                     SGY ASSET MANAGEMENT (SINGAPORE) LTD.

                          STERLING CAPITAL MANAGEMENT

                         STRATEGIC FIXED INCOME, L.L.C.

                             WALL STREET ASSOCIATES


                        WESTERN ASSET MANAGEMENT COMPANY


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Insurance
    Products Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Insurance Products Trust is a mutual fund that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the Funds that they should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds please see:


     SEI VP LARGE CAP VALUE FUND..........................................2


     SEI VP LARGE CAP GROWTH FUND.........................................4


     SEI VP SMALL CAP VALUE FUND..........................................6


     SEI VP SMALL CAP GROWTH FUND.........................................8


     SEI VP INTERNATIONAL EQUITY FUND....................................10


     SEI VP EMERGING MARKETS EQUITY FUND.................................12


     SEI VP CORE FIXED INCOME FUND.......................................14


     SEI VP HIGH YIELD BOND FUND.........................................16


     SEI VP INTERNATIONAL FIXED INCOME FUND..............................18


     SEI VP EMERGING MARKETS DEBT FUND...................................20


     MORE INFORMATION ABOUT FUND INVESTMENTS.............................22


     THE ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS....................22


     PRIOR PERFORMANCE INFORMATION.......................................28


     PURCHASING AND SELLING FUND SHARES..................................30


     DIVIDENDS AND DISTRIBUTIONS.........................................31


     TAXES...............................................................31


     FINANCIAL HIGHLIGHTS................................................32

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSURANCE PRODUCTS
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION


Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation ("SIMC") constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the SEI VP High Yield Bond, SEI VP Emerging Markets Equity and SEI VP Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a mix of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.



In managing the Funds, SIMC focuses on four key principles: asset allocation, Fund structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    Prospectus 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than the SEI VP Prime Obligation
Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund diversifies its holdings.

THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISERS. THE INVESTMENT RESULTS OF THE FUNDS, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUNDS WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISERS.

2 Prospectus

SEI VP LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in large
                                                    cap income-producing U.S. common stocks
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    Prospectus 3

                                                     SEI VP LARGE CAP VALUE FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.35%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.00%
                                                    ------
Total Annual Fund Operating Expenses                 1.35%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP LARGE CAP VALUE FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Large Cap Value Fund -
 Class A Shares                  $137    $428     $739     $1,624

4 Prospectus

SEI VP LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    large cap U.S. common stocks
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                    Prospectus 5

                                                    SEI VP LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.40%
Distribution (12b-1) Fees                             None
Other Expenses                                       0.99%
                                                    ------
Total Annual Fund Operating Expenses                 1.39%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP LARGE CAP GROWTH FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Large Cap Growth Fund -
 Class A Shares                  $142    $440     $761     $1,669

6 Prospectus

SEI VP SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a value style, the Fund invests in
                                                    common stocks of smaller U.S. companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.



The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

                                                                    Prospectus 7

                                                     SEI VP SMALL CAP VALUE FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.65%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.01%
                                                    ------
Total Annual Fund Operating Expenses                 1.66%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP SMALL CAP VALUE FUND - CLASS A
        SHARES                                      1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Small Cap Value Fund -
 Class A Shares                  $169    $523     $902     $1,965

8 Prospectus

SEI VP SMALL CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    manage in a growth style, the Fund invests in
                                                    common stocks of smaller U.S. companies
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY


The SEI VP Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.



The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

                                                                    Prospectus 9

                                                    SEI VP SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.65%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.00%
                                                    ------
Total Annual Fund Operating Expenses                 1.65%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP SMALL CAP GROWTH FUND - CLASS A
        SHARES                                      1.10%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Small Cap Growth Fund -
 Class A Shares                  $168    $520     $897     $1,955

10 Prospectus

SEI VP INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of foreign
                                                    companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP International Equity Fund invests primarily in common stocks and other equity securities of issuers located outside the United States. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity market or the equity markets as a whole.

                                                                   Prospectus 11

                                                SEI VP INTERNATIONAL EQUITY FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.51%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.62%
                                                    ------
Total Annual Fund Operating Expenses                 2.13%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP INTERNATIONAL EQUITY FUND - CLASS A
        SHARES                                      1.28%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP International Equity
 Fund - Class A Shares           $216    $667    $1,144    $2,462

12 Prospectus

SEI VP EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers, the
                                                    Fund invests in equity securities of emerging
                                                    markets companies
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is one principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity market or the equity markets as a whole.

                                                                   Prospectus 13

                                             SEI VP EMERGING MARKETS EQUITY FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             1.05%
Distribution (12b-1) Fees                             None
Other Expenses                                       2.47%
                                                    ------
Total Annual Fund Operating Expenses                 3.52%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP EMERGING MARKETS EQUITY FUND - CLASS
        A SHARES                                    1.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Emerging Markets Equity
 Fund - Class A Shares           $355   $1,080   $1,826    $3,792

14 Prospectus

SEI VP CORE FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have fixed income investment expertise, the Fund
                                                    invests in investment grade U.S. fixed income
                                                    securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years).


WHAT ARE THE RISKS OF INVESTING IN THE FUND?



The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity which provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 15

                                                   SEI VP CORE FIXED INCOME FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.28%
Distribution (12b-1) Fees                             None
Other Expenses                                       0.91%
                                                    ------
Total Annual Fund Operating Expenses                 1.19%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP CORE FIXED INCOME FUND - CLASS A
        SHARES                                      0.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Core Fixed Income Fund
 - Class A Shares                $121    $378     $654     $1,443

16 Prospectus

SEI VP HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple specialist sub-advisers that
                                                    have high yield investment expertise, the Fund
                                                    invests in high yield, high risk securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 17

                                                     SEI VP HIGH YIELD BOND FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.49%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.02%
                                                    ------
Total Annual Fund Operating Expenses                 1.51%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP HIGH YIELD BOND FUND - CLASS A
        SHARES                                      0.85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP High Yield Bond Fund -
 Class A Shares                  $154    $477     $824     $1,802

18 Prospectus

SEI VP INTERNATIONAL FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests in investment grade fixed income
                                                    securities of foreign government and corporate
                                                    issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP International Fixed Income Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average weighted portfolio maturity or on the maturity of any specific security.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.


Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that developed international fixed income securities, may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   Prospectus 19

                                          SEI VP INTERNATIONAL FIXED INCOME FUND

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.30%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.40%
                                                    ------
Total Annual Fund Operating Expenses                 1.70%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP INTERNATIONAL FIXED INCOME FUND -
        CLASS A SHARES                              1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP International Fixed
 Income Fund - Class A Shares    $173    $536     $923     $2,009

20 Prospectus

SEI VP EMERGING MARKETS DEBT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High to very high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a specialist sub-adviser, the Fund
                                                    invests U.S. dollar denominated debt in securities
                                                    of emerging market issuers
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The SEI VP Emerging Markets Debt Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum credit rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest credit rating categories (including those below investment grade, commonly referred to as "junk bonds").


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's debt securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's debt securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries.


"Junk" bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt securities is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable securities valuations. It is sometimes difficult to obtain and enforce court judgements in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


The foreign sovereign debt securities and "Brady Bonds" the Fund purchases involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal

                                                                   Prospectus 21

                                               SEI VP EMERGING MARKETS DEBT FUND

and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;
(ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that emerging markets debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

PERFORMANCE INFORMATION


There is no performance information for the Fund since it was not in operation for a full calendar year as of December 31, 2000.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Investment Advisory Fees                             0.85%
Distribution (12b-1) Fees                             None
Other Expenses                                       1.41%
                                                    ------
Total Annual Fund Operating Expenses                 2.26%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND ADMINISTRATOR WAIVED A PORTION OF THE FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND/OR ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


       SEI VP EMERGING MARKETS DEBT FUND - CLASS A
        SHARES                                      1.35%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
SEI VP Emerging Markets Debt
 Fund - Class A Shares           $229    $706    $1,210    $2,595

22 Prospectus

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

INVESTMENT ADVISER AND SUB-ADVISERS


SIMC ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, serves as the Adviser to the Funds. As of December 31, 2000, SIMC had approximately $64 billion in assets under management. SIMC is entitled to investment advisory fees as follows:



    SEI VP Large Cap Value Fund                     0.35%
    SEI VP Large Cap Growth Fund                    0.40%
    SEI VP Small Cap Value Fund                     0.65%
    SEI VP Small Cap Growth Fund                    0.65%
    SEI VP International Equity Fund                0.51%
    SEI VP Emerging Markets Equity Fund             1.05%
    SEI VP Core Fixed Income Fund                   0.28%
    SEI VP High Yield Bond Fund                     0.49%
    SEI VP International Fixed Income Fund          0.30%
    SEI VP Emerging Markets Debt Fund               0.85%


SUB-ADVISERS AND PORTFOLIO MANAGERS

SEI VP LARGE CAP VALUE FUND:


Deutsche Asset Management, Inc. ("DeAM"): James A. Creighton, Managing Director and Head of Global Index Management, and Patrick Cannon, Director and Head of U.S. Index Management, lead the team of investment professionals who manage a portion of the assets of the SEI VP Large Cap Value Fund. Prior to joining DeAM in 1998, Mr. Creighton was the Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors, and has 26 years of investment experience. Prior to joining DeAM in 1999, Mr. Cannon was Principal and Head of Small Cap Equities at Barclays Global Investors, and has 11 years of investment experience.

                                                                   Prospectus 23

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


Iridian Asset Management, LLC ("IAM"): David L. Cohen, Principal and Portfolio Manager, serves as a portfolio manager for a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Cohen joined IAM in 1995, and has 15 years of investment experience. Since 1995, Mr. Cohen has also been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc.



LSV Asset Management, L.P. ("LSV"): Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Lakonishok, Mr. Shleifer and Mr. Vishny are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of
 .20% of the average monthly market value of the assets of the Fund managed by LSV.



Sanford C. Bernstein & Co., Inc. ("Bernstein"): Lewis A. Sanders and Marilyn Goldstein Fedak of Bernstein, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer--Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.


SEI VP LARGE CAP GROWTH FUND:

Alliance Capital Management L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the SEI VP Large Cap Growth Fund.


Duncan-Hurst Capital Management Inc. ("Duncan-Hurst"): David Magee serves as portfolio manager for a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Magee joined Duncan-Hurst in 1992 and is Vice President and Portfolio Manager. He has over 10 years of investment experience.



Peregrine Capital Management Inc. ("Peregrine"): John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager serve as portfolio managers for a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Dale joined Peregrine in 1987, and has 32 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 12 years of investment management experience.



Provident Investment Counsel, Inc. ("Provident"): George E. Handtmann III and Jeffrey J. Miller of Provident, serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.



SEI VP SMALL CAP VALUE FUND:



Artisan Partners Limited Partnership ("Artisan"): Scott Satterwhite of Artisan, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Satterwhite, a managing director of Artisan, has been with Artisan since 1996. Prior to joining Artisan, Mr. Satterwhite was a portfolio manager at Wachovia Bank, N.A.



Chartwell Investment Partners ("Chartwell"): David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Dalrymple has been with Chartwell since 1987. Prior to joining Chartwell, Mr. Dalrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 14 years of investment experience.



LSV Asset Management, L.P. ("LSV"): Josef Lakonishok, Andrei Shleifer, and Robert Vishny of LSV, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Lakonishok, Mr. Shleifer and Mr. Vishny are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the Fund managed by LSV.

24 Prospectus

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


Security Capital Global Capital Management Incorporated ("Security Capital"):
Anthony R. Manno Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition for the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.



Sterling Capital Management ("Sterling"): Eduardo A. Brea, CFA, and Brian R. Walton, CFA, serve as portfolio managers for a portion of the assets of the SEI VP Small Cap Value Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Principal and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 10 years of investment experience.


SEI VP SMALL CAP GROWTH FUND:


Mazama Capital Management, LLC ("Mazama"): Ron Sauer and Stephen Brink, CFA, of Mazama, serve as the portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Prior to founding Mazama, Mr. Sauer served as President and Director of Research at Black & Company and Mr. Brink served as Chief Investment Officer for the Pacific Northwest office of U.S. Trust. Mr. Sauer and Mr. Brink have over 19 and 22 years of investment experience, respectively.



McKinley Capital Management, Inc. ("McKinley"): Robert B. Gillam, Frederic H. Parke and Sheldon Lien serve as portfolio managers to a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley since the firm's inception in 1990, and has over 20 years investment experience. Prior to joining McKinley in 1997, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 19 years of investment experience. Mr. Lien has been with McKinley since 1995.



Nicholas-Applegate Capital Management ("Nicholas-Applegate"): Arthur E. Nicholas and John Kane of Nicholas-Applegate, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day to day management of a portion of the SEI VP Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.



RS Investment Management, L.P. ("RSIM"): Jim Callinan of RSIM, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.



Sawgrass Asset Management, LLC ("Sawgrass"): Dean McQuiddy of Sawgrass, serves as portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.



Wall Street Associates ("WSA"): William Jeffery III and Kenneth F. McCain of WSA, serve as portfolio managers of a portion of the assets of the SEI VP Small Cap Growth Fund. Each is a controlling principal of WSA. They each have over 27 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the SEI VP Small Cap Growth Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 19 years of investment experience.

                                                                   Prospectus 25

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

SEI VP INTERNATIONAL EQUITY FUND:


Acadian Asset Management, Inc. ("Acadian"): A committee of investment professionals at Acadian manages a portion of the assets of the SEI VP International Equity Fund.



BlackRock International, Ltd. ("BlackRock"): Albert B. Morillo heads an investment committee at BlackRock that serves as portfolio manager of a portion of the assets of the SEI VP International Equity Fund. Prior to joining BlackRock in January 2000, Mr. Morillo was the head of the European Team of Scottish Widows Investment Management since 1991.



Capital Guardian Trust Company ("Capital Guardian"): A group of investment professionals at Capital Guardian each individually manage a portion of the assets of the SEI VP International Equity Fund.



JF International Management, Inc. ("JFIM"): Piers Litherland serves as the portfolio manager for a portion of the assets of the SEI VP International Equity Fund. Mr. Litherland has been with JFIM for 13 years, and has over 22 years of investment experience.



Martin Currie, Inc. ("Martin Currie"): Michael Thomas and Keith Donaldson serve as portfolio managers for a portion of the assets of the SEI VP International Equity Fund. Mr. Thomas joined Martin Currie in 1989, and has 26 years of investment experience. Prior to joining Martin Currie in 1997, Mr. Donaldson was the vice president and head of Japanese equity sales at Morgan Stanley from 1996 to 1997, and head of research at Salomon Brothers in Tokyo from 1990 to 1996. Mr. Donaldson has 20 years of investment experience.



Oechsle International Advisors, LLC ("Oechsle"): S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle, serve as Portfolio Managers of a portion of the assets of the SEI VP International Equity Fund. Mr. Keesler is a Principal and Chief Investment Officer at Oechsle. Prior to joining Oechsle, Mr. Keesler was a Portfolio Manager at Putnam International Advisors. Ms. Harris is a Principal at Oechsle. Prior to joining Oechsle, she was a Portfolio Manager and Investment Director for the State of Wisconsin Investment Board.



SEI VP EMERGING MARKETS EQUITY FUND:



The Boston Company Asset Management, LLC ("Boston Company"): D. Kirk Henry, CFA and Senior Vice President, serves as portfolio manager for a portion of the assets of the SEI VP Emerging Markets Equity Fund. Since joining Boston Company in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.



Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"): Robert L. Meyer, Michael Perl and Andy Skov of MSDW Investment Management, serve as portfolio managers of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Meyer is a Managing Director and joined MSDW Investment Management in 1989 after working for the law firm of Irell & Manella. Mr. Perl is a Vice President and joined MSDW Investment Management after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Skov is a Principal and joined MSDW Investment Management after 4 years as an Associate at Bankers Trust.



Nicholas-Applegate Capital Management ("Nicholas-Applegate"): Arthur E. Nicholas of Nicholas-Applegate, serves as portfolio manager of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm, and oversees the firm's investment teams. The Emerging Markets team also consists of Larry Speidell, Pedro Marcal, Ernesto Ramos and Jessica Goncalves. Mr. Speidell is a partner of Nicholas-Applegate and had been employed by Nicholas-Applegate since 1984. Mr. Ramos has been employed by Nicholas-Applegate since 1994, Ms. Goncalves has been employed by Nicholas-Applegate since 1995.



Schroder Investment Management North America Inc. ("Schroder"): Schroder acts as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. A team of investment professionals at Schroder manages a portion of the

26 Prospectus

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


assets of the SEI VP Emerging Markets Equity Fund. Giles Neville heads the Emerging Markets Committee at Schroder. Mr. Neville has over 12 years of investment experience.



SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY"): Marco Wong of SG Pacific and SGY, serves as portfolio manager of a portion of the assets of the SEI VP Emerging Markets Equity Fund. Mr. Wong leads the management team for the assets of the Fund allocated to SG Pacific and SGY. Mr. Wong has been with SG Yamaichi Asset Management Company, Ltd., the parent of SGY and SG Pacific, since 1986.


SEI VP CORE FIXED INCOME FUND:


BlackRock Financial Management, Inc. ("BlackRock"): Keith Anderson and Andrew Phillips of BlackRock, serve as portfolio managers of a portion of the assets of the SEI VP Core Fixed Income Fund. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 14 years' experience investing in fixed income securities. Mr. Phillips is a Principal and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities.



Robert W. Baird & Co., Incorporated ("Baird"): Charles B. Groeschell of Baird, serves as a portfolio manager of the portion of the assets of the SEI VP Core Fixed Income Fund managed by Baird. Prior to joining Baird in March 2000, Mr. Groeschell was a Senior Vice President and portfolio manager for Firstar Investment Management & Resource Company, LLC. Mr. Groeschell has over 17 years of investment experience.



Western Asset Management Company: A committee of investment professionals at Western Asset Management Company manages a portion of the assets of the SEI VP Core Fixed Income Fund.


SEI VP HIGH YIELD BOND FUND:


Credit Suisse Asset Management, LLC ("CSAM"): Richard J. Lindquist, CFA, of CSAM (formerly BEA Associates), serves as portfolio manager of the SEI VP High Yield Bond Fund. Mr. Lindquist joined CSAM in 1995 as a result of CSAM's acquisition of CS First Boston Investment Management, and has had 15 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion.



Nomura Corporate Research and Asset Management Inc. ("Nomura"): Robert Levine, CFA, President and Chief Executive Officer of Nomura and Richard A. Buch, Managing Director and Senior Portfolio Manager of Nomura, are responsible for the management of Nomura's high yield bond portfolios and research analysis. Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. Prior to joining Nomura, Mr. Buch was with Kidder, Peabody & Co. where he served as Senior Vice President of the Kidder, Peabody Asset Management, Inc. Mr. Levine and Mr. Buch each have over 20 years of investment experience.


SEI VP INTERNATIONAL FIXED INCOME FUND:


Strategic Fixed Income, L.L.C. ("Strategic"): Kenneth Windheim, Gregory Barnett and David Jallits of Strategic, serve as portfolio managers of the SEI VP International Fixed Income Fund. Mr. Windheim is the President of Strategic. Prior to joining Strategic, Mr. Windheim was the Chief Investment Officer and Managing Director of the group which managed global fixed income portfolios at Prudential Asset Management. Prior to joining Strategic, Mr. Barnett was portfolio manager for the Pilgrim Multi-Market Income Fund. Prior to that, he was vice president and senior fixed income portfolio manager at Lexington Management. Prior to joining Strategic, Mr. Jallits was Senior Portfolio Manager for a hedge fund at Teton Partners.

                                                                   Prospectus 27

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

SEI VP EMERGING MARKETS DEBT FUND:


Salomon Brothers Asset Management Inc. ("SBAM"): Peter J. Wilby leads the team of professionals from SBAM that manages a portion of the assets of the SEI VP Emerging Markets Debt Fund. Mr. Wilby, a Managing Director of SBAM, joined SBAM in 1989.

28 Prospectus

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

PRIOR PERFORMANCE INFORMATION


SIMC acts as manager of managers of a number of portfolios of SEI Institutional Managed Trust ("SIMT") and SEI Institutional International Trust ("SIIT") which served as the models for the Funds. The portfolios of SIMT and SIIT have substantially the same investment objectives, policies and strategies as the Funds. In addition, the Funds and the corresponding portfolios of SIMT and SIIT will continue to have substantially similar investment strategies, techniques and characteristics. In the future, the Funds may be managed by a group of sub-advisers that is different than the group that historically managed the portfolios of SIMT and SIIT. In addition, the Funds may utilize fewer Sub-Advisers than the corresponding portfolios of SIMT and SIIT until such time as the Funds have asset levels that approximate those of such portfolios.


The following table sets forth the name of each Fund and the name of the corresponding SIMC-advised portfolio of SIMT or SIIT from which the Fund is cloned.

FUND                                                CORRESPONDING PORTFOLIO
SEI VP Large Cap Value Fund                         SIMT Large Cap Value Fund
SEI VP Large Cap Growth Fund                        SIMT Large Cap Growth Fund
SEI VP Small Cap Value Fund                         SIMT Small Cap Value Fund
SEI VP Small Cap Growth Fund                        SIMT Small Cap Growth Fund
SEI VP International Equity Fund                    SIIT International Equity Fund
SEI VP Emerging Markets Equity Fund                 SIIT Emerging Markets Equity Fund
SEI VP Core Fixed Income Fund                       SIMT Core Fixed Income Fund
SEI VP High Yield Bond Fund                         SIMT High Yield Bond Fund
SEI VP Emerging Markets Debt Fund                   SIIT Emerging Markets Bond Fund

Similarly, certain advisers to portfolios of the other SEI Funds will serve as Sub-Advisers to certain of the Funds. These portfolios, as set forth below, have substantially the same investment objectives, policies and strategies as the Funds. SIMC anticipates that the Funds and the corresponding portfolios of the other SEI Funds will be managed by the same personnel and will have substantially similar investment strategies, techniques and characteristics.

The following table sets forth the name of each Fund, the name of the corresponding SEI Funds portfolio from which the Fund is cloned, and the adviser for each Fund and its corresponding SEI Funds portfolio.

FUND                                         CORRESPONDING SEI FUNDS PORTFOLIO                      ADVISER
SEI VP International Fixed Income Fund    SIIT International Fixed Income Fund      Strategic Fixed Income, LLC


Past investment performance of the Class A Shares of the SEI Funds' portfolios, as shown in the table below, may be relevant to your consideration of the Funds, and illustrates SIMC's and the other advisers' experience in managing similar portfolios, although the investment performance may not be similar to that of the SEI Funds in the future. The investment performance of the portfolios of the SEI Funds is not indicative of future performance of the Funds. The operating expenses of each Fund will be different from and may be higher than, the operating expenses of the corresponding portfolio of the SEI Funds. The performance information shown does not reflect separate account or other insurance charges. As a result, the performance

                                                                   Prospectus 29

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS


actually obtained by the contract holders will differ further from the performance of the corresponding portfolios of the SEI Funds.


                                          YEAR-TO-           TOTAL           TOTAL           TOTAL           TOTAL
                                            DATE            RETURN           RETURN          RETURN          RETURN
                                           RETURNS         ONE YEAR       THREE YEARS      FIVE YEARS      TEN YEARS
                           INCEPTION    (01/01/2001-         ENDED           ENDED           ENDED           ENDED
FUND NAME                     DATE       3/31/2001)       12/31/2000       12/31/2000      12/31/2000      12/31/2000
SIMT Large Cap Value
  Fund*                    10/31/1994          -4.47%            5.74%           7.30%          15.27%             N/A
SIMT Large Cap Growth
  Fund                     12/20/1994         -24.84%          -19.41%          14.50%          19.94%             N/A
SIMT Small Cap Value Fund  12/20/1994          -0.49%           23.13%           3.62%          12.92%             N/A
SIMT Small Cap Growth
  Fund                     04/20/1992         -19.41%          -12.41%          17.46%          15.91%             N/A
SIIT International Equity
  Fund                     12/20/1989         -13.70%          -17.74%          11.07%           7.95%           7.93%
SIIT Emerging Markets
  Equity Fund              01/17/1995          -6.37%          -34.47%          -8.77%          -5.58%             N/A
SIMT Core Fixed Income
  Fund                     05/01/1987           3.14%           12.52%           6.25%           6.37%           7.52%
SIMT High Yield Bond Fund  01/11/1995           5.02%           -7.24%          -0.85%           5.13%             N/A
SIIT International Fixed
  Income Fund              09/01/1993          -5.34%           -3.74%           2.11%           1.45%             N/A
SIIT Emerging Markets
  Debt Fund                06/26/1997           4.01%           13.51%           4.99%             N/A             N/A

                              AVERAGE
                               ANNUAL
                            TOTAL RETURN
                               SINCE
FUND NAME                    INCEPTION
SIMT Large Cap Value
  Fund*                            17.68%**
SIMT Large Cap Growth
  Fund                             22.40%
SIMT Small Cap Value Fund          14.22%
SIMT Small Cap Growth
  Fund                             18.80%
SIIT International Equity
  Fund                              5.92%
SIIT Emerging Markets
  Equity Fund                      -3.79%
SIMT Core Fixed Income
  Fund                              7.71%
SIMT High Yield Bond Fund           6.97%
SIIT International Fixed
  Income Fund                       4.66%
SIIT Emerging Markets
  Debt Fund                         5.06%


* PRIOR TO OCTOBER 31, 1994, THE LARGE CAP VALUE FUND WAS ADVISED BY A DIFFERENT INVESTMENT ADVISER AND PERFORMANCE FOR THAT PERIOD IS NOT SHOWN.

** SINCE SYNTHETIC INCEPTION.

30 Prospectus

PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Funds offer their Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. The Funds calculate NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time. The Fund will not accept purchase orders that request a particular day or price for the transaction or any other special condition.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


In calculating NAV, the Funds generally value their portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.


For the SEI VP Prime Obligation Fund, the Fund values securities utilizing the amortized cost method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

                                                                   Prospectus 31

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income as dividends, and make distributions of capital gains, if any, at least annually.

TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.



The Funds expect that they will not have to pay income taxes if they distribute all of their net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. The Funds do not expect to be subject to Federal excise taxes with respect to undistributed income.


For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

32 Prospectus


FINANCIAL HIGHLIGHTS



The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



SEI INSURANCE PRODUCTS TRUST
FOR THE PERIOD ENDED DECEMBER 31, 2000
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                    NET
                                                                  REALIZED
                                                                    AND
                                                                 UNREALIZED
                                          NET ASSET     NET        GAINS     DISTRIBUTIONS  DISTRIBUTIONS
                                            VALUE    INVESTMENT   (LOSSES)     FROM NET         FROM        NET ASSET
                                          BEGINNING    INCOME        ON       INVESTMENT       CAPITAL      VALUE END
                                          OF PERIOD    (LOSS)    SECURITIES     INCOME          GAINS       OF PERIOD
                                          ---------  ----------  ----------  -------------  -------------  ------------
-----------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $ 0.09      $ 0.82       $(0.09)        $   --         $10.82
-----------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $(0.01)     $(2.51)      $   --         $   --         $ 7.48
-----------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $ 0.07      $ 2.13       $(0.07)        $(0.30)        $11.83
-----------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $(0.04)     $(0.33)      $   --         $   --         $ 9.63
-----------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $ 0.09      $(2.05)      $(0.09)        $   --         $ 7.95
-----------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $(0.05)     $(3.72)      $   --         $   --         $ 6.23
-----------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED
 INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $ 0.45      $ 0.36       $(0.45)        $   --         $10.36
-----------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD
 BOND FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $ 0.70      $(0.84)      $(0.70)        $   --         $ 9.16
-----------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $(0.20)     $ 0.09       $   --         $   --         $ 9.89
-----------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 DEBT FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   $10.00      $ 0.76      $(0.11)      $(0.76)        $(0.14)        $ 9.75

                                                                                                       RATIO OF
                                                                                           RATIO OF      NET
                                                                               RATIO OF    EXPENSES   INVESTMENT
                                                                                 NET          TO        INCOME
                                                                              INVESTMENT   AVERAGE      (LOSS)
                                                                   RATIO OF     INCOME       NET      TO AVERAGE
                                                     NET ASSETS    EXPENSES     (LOSS)      ASSETS    NET ASSETS  PORTFOLIO
                                           TOTAL       END OF     TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING  TURNOVER
                                          RETURN+   PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)     RATE
                                          --------  ------------  ----------  ----------  ----------  ----------  ---------
-----------------------------------------------------------
SEI VP LARGE CAP
 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................     9.17%    $22,170        0.85%       1.25%       1.35%       0.75%        49%
-----------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP
 GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (25.20)%   $17,236        0.85%      (0.26)%      1.39%      (0.80)%       57%
-----------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................    22.25%    $10,498        1.10%       0.90%       1.66%       0.34%        98%
-----------------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP
 GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (3.70)%   $ 8,699        1.10%      (0.59)%      1.65%      (1.14)%      116%
-----------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (19.60)%   $12,949        1.28%       1.61%       2.13%       0.76%        31%
-----------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................   (37.70)%   $ 7,286        1.95%      (0.62)%      3.52%      (2.19)%      117%
-----------------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED
 INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................     8.31%    $19,215        0.60%       6.10%       1.19%       5.51%       342%
-----------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD
 BOND FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (1.51)%   $10,427        0.85%       9.75%       1.51%       9.09%         5%
-----------------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
 FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................    (1.10)%   $ 7,391        1.00%       3.39%       1.70%       2.69%       100%
-----------------------------------------------------------------------------------------------------------------------
SEI VP EMERGING MARKETS
 DEBT FUND
-----------------------------------------------------------------------------------------------------------------------
    2000(1).............................     6.56%    $ 6,563        1.35%      10.55%       2.26%       9.64%       140%


--------------------------------


Amounts designated as "-" are either $0 or have been rounded to $0.
  +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

 SEI Insurance Products Trust

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

------------------------------------------------


The SAI dated May 1, 2001, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports will typically list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.

                          SEI INSURANCE PRODUCTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:


Acadian Asset Management, Inc.
Alliance Capital Management L.P.
Artisan Partners Limited Partnership
BlackRock Financial Management, Inc.
BlackRock International, Ltd.
The Boston Company Asset Management, LLC
Capital Guardian Trust Company
Chartwell Investment Partners
Credit Suisse Asset Management, LLC
Deutsche Asset Management Inc.
Duncan-Hurst Capital Management, Inc.
Iridian Asset Management, LLC
JF International Management, Inc.
LSV Asset Management, L.P.
Mazama Asset Management, LLC
Martin Currie, Inc.
McKinley Capital Management Inc.
Mellon Bond Associates, LLP
Morgan Stanley Dean Witter Investment
  Management Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research and Asset
  Management Inc.
Oechsle International Advisors, LLC
Peregrine Capital Management Inc.
Provident Investment Counsel, Inc.
RS Investment Management, L.P.
Robert W. Baird & Co. Incorporated
Salomon Brothers Asset Management Inc.
Sanford C. Bernstein & Co., Inc.
Sawgrass Asset Management, LLC
Schroder Investment Management North
  America Inc.
Security Capital Global Capital Management
  Incorporated
SG Pacific Asset Management, Inc.
SGY Asset Management (Singapore)
  Limited
Sterling Capital Management
Strategic Fixed Income, L.L.C.
Wall Street Associates
Wellington Management Company, LLP
Western Asset Management Company
World Asset Management, L.P.



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Insurance Products Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated May 1, 2001. Prospectuses may be obtained through SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-342-5734.

                               TABLE OF CONTENTS


The Trust...................................................   S-3
Investment Objectives and Policies..........................   S-3
Description of Permitted Investments and Risk Factors.......  S-12
Description of Ratings......................................  S-35
Investment Limitations......................................  S-41
The Administrator and Transfer Agent........................  S-42
The Adviser and The Sub-Advisers............................  S-44
Distribution and Shareholder Servicing......................  S-49
Code of Ethics..............................................  S-49
Trustees and Officers of the Trust..........................  S-50
Performance.................................................  S-52
Purchase and Redemption of Shares...........................  S-56
Taxes.......................................................  S-56
Portfolio Transactions......................................  S-58
Description of Shares.......................................  S-61
Limitation of Trustees' Liability...........................  S-62
Voting......................................................  S-62
Custodians..................................................  S-62
Shareholder Liability.......................................  S-62
Control Persons and Principal Holders of Securities.........  S-63
Experts.....................................................  S-66
Legal Counsel...............................................  S-66



May 1, 2001

                                   THE TRUST

    SEI Insurance Products Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified portfolios. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A shares and Class B shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividend and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. All consideration received by the Trust for shares of any class of any portfolio and all assets of such portfolio or class belong to that portfolio or class, respectively, and would be subject to the liabilities related thereto.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

    Certain shareholders in one or more of the portfolios may obtain asset allocation services from the Adviser and other financial intermediaries with respect to their investments in such portfolios. If a sufficient amount of a portfolio's assets are subject to such asset allocation services, a portfolio may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of portfolio shares pursuant to such services. Further, to the extent that the Adviser is providing asset allocation services and providing investment advice to the portfolios, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its allocation clients and the interest of the portfolios.

    This Statement of Additional Information relates to the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP S&P 500 Index, SEI VP Small Cap Value, SEI VP Small Cap Growth, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond, SEI VP International Fixed Income, SEI VP Emerging Markets Debt and SEI VP Prime Obligation Funds (each a "Fund" and, together, the "Funds").

    The investment adviser and investment sub-advisers to the Funds are referred to collectively as "advisers."

                       INVESTMENT OBJECTIVES AND POLICIES


    SEI VP LARGE CAP VALUE FUND--The investment objective of the SEI VP Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.



    Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of high quality, income producing common stocks of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated in one of four highest long-term ratings categories by a nationally recognized statistical ratings organization ("NRSRO") such as those rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified borrowers.



    SEI VP LARGE CAP GROWTH FUND--The investment objective of the SEI VP Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.



    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.


    SEI VP S&P 500 INDEX FUND--The SEI VP S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which is comprised of 500 selected securities (most of which are common stocks listed on the New York Stock Exchange).

    The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses.

    Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index.


    The Fund will normally be invested in all of the stocks and other securities which comprise the S&P 500 Index, except when changes are made to the S&P 500 Index itself. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.


    The weightings of securities in the S&P 500 Index are based on each security's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.

    World Asset Management, LLC ("World"), the Fund's Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of World, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, World may exercise discretion in determining whether to exercise warrants or rights issued in respect to fund securities or whether to tender fund securities pursuant to a tender or exchange offer.

    The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs"). The Fund may also purchase shares of REITs.


    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500 Index--that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.



    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.


    The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, implied or express, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the Fund or the ability of the Index to track general stock market performance.


    SEI VP SMALL CAP VALUE FUND--The investment objective of the SEI VP Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.



    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.



    SEI VP SMALL CAP GROWTH FUND--The investment objective of the SEI VP Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.


    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities.


    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.


    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    SEI VP INTERNATIONAL EQUITY FUND--The SEI VP International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.


    Under normal circumstances, at least 65% of the International Equity Fund's assets will be invested in equity securities of non-U.S. issuers located in at least three countries other than the United States. The Fund may also invest, to a limited extent, in securities of issuers located in emerging market countries.



    Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to include large, intermediate and small capitalization companies.



    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; options on futures contracts and equity-linked warrants. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its net assets in illiquid securities. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies.


    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 50% of its assets in U.S. and non-U.S. money market instruments and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or which are determined by the advisers to be of comparable quality; maintain a portion of such assets in cash; and invest such assets in obligations of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the advisers to be of comparable quality.

    SEI VP EMERGING MARKETS EQUITY FUND--The SEI VP Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

    Under normal circumstances, at least 65% of the Emerging Markets Equity Fund's assets will be invested in equity securities of emerging market issuers. Under normal conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 35% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

    The Fund may invest up to 15% of its total assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

    The Fund may invest up to 10% of its total assets in shares of other investment companies. The Fund may invest in futures contracts and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    For temporary defensive purposes when the advisers determine that market conditions warrant, the Fund may invest up to 20% of its total assets in the equity securities of companies included in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.


    SEI VP CORE FIXED INCOME FUND--The investment objective of the SEI VP Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.



    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated investment grade, I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the United States Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities,
(vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.



    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and
(vi) Yankee obligations. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.


    The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.


    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in higher taxes for shareholders.


    SEI VP BOND INDEX FUND--The SEI VP Bond Index Fund currently seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman Aggregate Bond Index (the "Lehman Index"), which tracks the performance of debt securities. The Lehman Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade or higher by one or more nationally recognized statistical ratings organizations ("NRSROs"). All issues have at least one year to maturity and an outstanding par value of at least $100 million. Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust. Inclusion of a security in the Lehman Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.


    In seeking to generate results that correspond to the performance of the Lehman Index, the Fund will invest in the following obligations: (i) debt obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; (ii) investment-grade debt obligations issued by U.S. corporations; (iii) debt obligations issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies;
(iv) mortgage-backed securities, including conventional 15- and 30-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages; (v) asset-backed securities; and (vi) any other issues that are included in the Lehman Index.

    Fixed income securities in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Debt securities rated BBB or Baa lack outstanding investment characteristics and have speculative characteristics as well. In the event that a security held by the Fund is downgraded below investment grade, the adviser will promptly review the situation and take appropriate action.

    If an obligation which is included in the Lehman Index on the first day of the month ceases to meet any of the qualifications for inclusion in the Lehman Index during that month, the obligation remains in the Lehman Index through the end of that month and then is eliminated from the Lehman Index. Mellon Bond Associates, LLP ("MBA"), the Fund's sub-adviser, will monitor portfolio securities in order to determine whether any of these obligations have ceased to qualify for inclusion in the Lehman Index. If an obligation has ceased to qualify for inclusion in the Lehman Index as a result of: (i) a lowered investment rating, (ii) an aggregate outstanding principal amount of less than $100 million, or (iii) a remaining maturity that no longer exceeds one year (collectively, "Ineligible Obligations"), the investment adviser may either undertake to sell such Ineligible Obligations as quickly as is financially prudent, which may be prior to or later than the time that obligation is removed from the Lehman Index, or may determine to retain the security. To the extent that the investment adviser determines to retain Ineligible Obligations, such Ineligible Obligations, together with cash and money market instruments, will not exceed 20% of the

Fund's net assets. Although the Fund retains the right to invest up to 20% of its net assets in Ineligible Obligations, cash and money market instruments, these items are expected to constitute less than 10% of the net assets of the Fund. Obligations held by the Fund that became Ineligible Obligations as a result of being rated below investment grade (which securities are often referred to as "junk bonds") will not constitute more than 5% of the Fund's net assets. In addition, cash holdings will not exceed 5% of the Fund's net assets. In addition, obligations that become eligible for inclusion in the Lehman Index during a particular month generally will not actually be included in the Lehman Index until the next month. However, the Fund may elect to purchase any such obligation and deem it to be included in the Lehman Index once it becomes eligible.

    The Fund generally will not hold all of the individual issues which comprise the Lehman Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of the securities in the Index, selecting issues to represent entire "classes" or types of securities in the Lehman Index. Obligations included in the Lehman Index have been categorized by MBA into sectors which have been organized on the basis of type of issuer, and then further classified by quality and remaining maturities. The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Portfolio, as well as on the level of the Fund's expenses, and the capability of MBA to select a representative sample of the securities included in the Lehman Index. To the extent that the size of the Fund's assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels.

    The Fund may invest in restricted securities, including Rule 144A securities, included in the Lehman Index.


    SEI VP HIGH YIELD BOND FUND--The investment objective of the SEI VP High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.


    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities;
(ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks;
(iii) equity securities; (iv) investment grade fixed income securities;
(v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; (vii) forward foreign currency contracts; and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    This Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

    SEI VP INTERNATIONAL FIXED INCOME FUND--The SEI VP International Fixed Income Fund seeks to provide capital appreciation and current income through investment primarily in investment grade, non-U.S. dollar denominated government, corporate, mortgage-backed and asset-backed fixed income securities.

    Under normal circumstances, at least 65% of the International Fixed Income Fund's assets will be invested in investment grade foreign government and foreign corporate, mortgage, and/or asset-backed fixed income securities of issuers located in at least three countries other than the United States.


    The International Fixed Income Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign or multinational corporations;
(iv) convertible securities issued by foreign or multinational corporations;
(v) fixed income securities issued by foreign banks or bank holding companies;
(vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the euro. Investment grade securities are rated in one of the highest four rating categories by an NRSRO or determined by the adviser to be of comparable quality at the time of purchase.


    The Fund expects to be fully invested in the primary investments described above, but may invest in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government securities"), swaps, options and futures. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling. The Fund may invest up to 10% of its total assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    Under normal circumstances, the portfolio turnover rate for this Fund is expected to exceed 200% per year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs and taxes. The Fund will not consider portfolio turnover a limiting factor in implementing investment decisions which are consistent with the Fund's objectives and policies.


    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


    SEI VP EMERGING MARKETS DEBT FUND--The investment objective of the SEI VP Emerging Markets Debt Fund is to maximize total return.

    Under normal circumstances, at least 80% of the SEI VP Emerging Markets Debt Fund's total assets will be invested in debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; that are organized under the laws of and have a principal office in an emerging market country; or that are government issuers located in an emerging market country.

    Emerging market country fixed income securities in which the SEI VP Emerging Markets Debt Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

    The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions);
(ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and
(iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

    The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

    The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its total assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

    The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Generally, the Fund's investments are expected to be in the lower and lowest rating categories established by internationally recognized credit rating organizations or determined to be of comparable quality. Such securities, commonly known as "junk bonds," involve significantly greater risks, including price volatility and the risk of default of payment of interest and principal, than higher rated securities.

    For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements, and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

    There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.


    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.



    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements at the time of investment, provided that such obligations are rated in the top two NRSROs or short-term rating categories by two or more or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (iii) short-term corporate obligations rated AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.



    There can be no assurance that the Funds will achieve their respective investment objectives.


             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer.

GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the reciept's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. The SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond, SEI VP Prime Obligation Fund, SEI VP International Fixed Income, and SEI VP Emerging Markets Debt Funds may invest in asset-backed securities. A Fund may also invest in other asset-backed securities that may be created in the future if the Sub-Advisers determine that they are suitable.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    BRADY BONDS--Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the SEI VP Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

    Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    CERTIFICATES OF DEPOSIT--negotiable interest bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings".)

    CONSTRUCTION LOANS--in general, are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or Government National Mortgage Association ("GNMA")-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the

FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.


    EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access foreign markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.



    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be redeemed at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.



    There are risks associated with equity-linked warrants: The investor will bear the full counterparty risk to the issuing broker, (but the sub-advisers can mitigate this by only purchasing from issuers with the highest credit rating). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. In addition, certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    THE EURO--On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is reshaping financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries that initially converted or tied their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in euros. A significant percentage of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

    Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro has changed the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The ongoing transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's Sub-Advisers. The "Appendix" to this Prospectus sets forth a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security.

    FOREIGN CURRENCY TRANSACTIONS--Certain of the Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies.

    FOREIGN AND EMERGING MARKET SECURITIES--may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States Dollar or other foreign currency.

    Also, when a Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the SEI VP Emerging Markets Debt Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over 7 days in length.

    The SEI VP Emerging Markets Equity Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance its capital appreciation potential. Investments in special situations may be illiquid, as determined by the SEI VP Emerging Markets Equity Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SEI VP Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund does not intend to invest in other investment companies unless, in the judgment of its Sub-Advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

    LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

    Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

    LOWER RATED SECURITIES--lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated lower than "Baa" or "BBB" by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The SEI VP High Yield Bond, SEI VP Emerging Markets Debt, and SEI VP Emerging Markets Equity Funds may invest in lower rated securities (which are also known as "junk bonds"). Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Sub-Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.


    MONEY MARKET SECURITIES--Money market securities are dollar- and nondollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) commercial paper issued by U.S. and foreign corporations; (iv) repurchase agreements involving any of the foregoing obligations entered into with banks and broker-dealers; and (v) foreign government obligations.



    MORTGAGE-BACKED SECURITIES--Each of the Funds (except the SEI VP Prime Obligation Fund) may invest in mortgage-backed securities issued by GNMA and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the SEI VP High Yield Bond Fund may invest in pools of mortgage loans from nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.


    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the SEI VP Core Fixed Income Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.


    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls" are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.


    To avoid any leveraging concerns, the Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--The SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund and SEI VP Prime Obligation Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    NON-DIVERSIFICATION--The SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the

Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the SEI VP Core Fixed Income, SEI VP International Fixed Income, SEI VP Emerging Markets Equity and SEI VP International Equity Funds.

    OPTIONS--Each of the Funds (except the SEI VP Prime Obligation Fund) may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    PUT TRANSACTIONS--Each of the Funds (except the SEI VP Prime Obligation
Fund) may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Advisers believe present minimum credit risks, and the Fund's Sub-Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

    REITS--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's Sub-Advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's Sub-Advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor.


    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, any sub-investment adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.



    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.



    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short

"against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    STOCK INDEX FUTURES--A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

    The SEI VP S&P 500 Index Fund may invest in stock index futures. No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, call "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The nature of initial and variation margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. The value of the contract usually will vary in direct proportion to the total face value. Market value of a stock index futures position is defined as the closing value of the Index multiplied by 500 times the number of contracts held.

    The Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

    In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future not to the current level of the underlying instrument; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and the futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. The Fund will not engage in transactions in futures contracts for speculative purposes.

    STRUCTURED SECURITIES--The SEI VP Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS AND COLLARS--are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.

    Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside liquid, high grade securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

    In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

    The buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and their share price or yield.

    TIME DEPOSITS--a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    Time deposits with a withdrawal penalty are considered to be illiquid securities. The SEI VP High Yield Bond, SEI VP International Fixed Income, SEI VP Prime Obligation, SEI VP Emerging Markets Equity and SEI VP International Equity Funds may invest in time deposits.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the United States Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by the GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's managers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's Sub-

Advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    A Fund will establish a segregated account and maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.


    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.


    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

                          MOODY'S RATINGS DEFINITIONS

LONG TERM

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
      Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

                     STANDARD & POOR'S RATINGS DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

INVESTMENT GRADE

AAA   Debt rated 'AAA' has the highest rating assigned by S&P.
      Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

------------------------

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

    NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

SHORT-TERM


A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated "B" is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

                        FITCH, INC. RATINGS DEFINITIONS


LONG-TERM

INVESTMENT GRADE
AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
      This is the lowest investment-grade category.

SPECULATIVE GRADE
BB    Speculative. "BB" ratings indicate that there is a
      possibility of credit risk developing, particularly as the result of adverse economic change over time; however,
      business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this
      category are not investment grade.
B     Highly speculative. "B" ratings indicate that significant
      credit risk is present, but a limited margin of safety
      remains. Financial commitments are currently being met;
      however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC   High default risk. Default is a real possibility. Capacity
CC    for meeting financial commitments is solely reliant upon
C     sustained, favorable business or economic developments. A
      "CC" rating indicates that default of some kind appears
      probable. "C" ratings signal imminent default.
DDD   Default. The ratings of obligations in this category are
DD    based on their prospects for achieving partial or full
D     recovery in a reorganization or liquidation of the obligor.
      While expected recovery values are highly speculative and
      cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest
      potential for recovery, around 90%-100% of outstanding
      amounts and accrued interest. "DD" indicates potential
      recoveries in the range of 50%-90%, and "D" the lowest
      recovery potential, i.e., below 50%.
      Entities rated in this category have defaulted on some or
      all of their obligations. Entities rated "DDD" have the
      highest prospect for resumption of performance or continued
      operation with or without a formal reorganization process.
      Entities rated "DD" and "D" are generally undergoing a
      formal reorganization or liquidation process; those rated
      "DD" are likely to satisfy a higher portion of their
      outstanding obligations, while entities rated "D" have a
      poor prospect for repaying all obligations.

SHORT-TERM

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added
          "+" to denote any exceptionally strong credit feature.
F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B         Speculative. Minimal capacity for timely payment of
          financial commitments, plus vulnerability to near-term
          adverse changes in financial and economic conditions.
C         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D         Default. Denotes actual or imminent payment default.

    NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1".


    "NR" indicates that Fitch, Inc. does not rate the issuer or issue in question.



    "WITHDRAWN": A rating is withdrawn when Fitch, Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.



    RATING ALERT: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


                     THOMSON BANKWATCH RATINGS DEFINITIONS

AAA   Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.
AA    Bonds rated AA indicate a superior ability to repay
      principal and interest on a timely basis, with limited
      incremental risk compared to issues rated in the highest
      category.
A     Bonds rated A indicate the ability to repay principal and
      interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than
      obligations with higher ratings.
BBB   Bonds rated BBB indicate an acceptable capacity to repay
      principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and
      external) than obligations with higher ratings.
BB    While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for
      lower-rated issues. However, there are significant
      uncertainties that could affect the ability to adequately
      service debt obligations.
B     Issues rated B show a higher degree of uncertainty and
      therefore greater likelihood of default than higher-rated
      issues. Adverse developments could well negatively affect
      the payment of interest and principal on a timely basis.
CCC   Issues rated "CCC" clearly have a high likelihood of
      default, with little capacity to address further adverse
      changes in financial circumstances.
CC    "CC" is applied to issues that are subordinate to other
      obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.
D     Default

    Ratings in the Long-Term Debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".
TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments
        (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.
TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or
    (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds. The SEI VP Prime Obligation Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Purchase any securities which could cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the United States Government, it agencies or instrumentalities (and, in the case of the SEI VP Prime Obligation Fund, to securities issued or guaranteed by domestic banks).

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Trust and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule or order thereunder.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities (10% for the SEI VP Prime Obligation
    Fund).

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities (10% for the SEI VP Prime Obligation Fund).

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds. For these administrative services, SEI Management is entitled to a fee, which is calculated daily and paid monthly, as a percentage of the average daily net assets of each Fund at the following rates:

FUND                                                          ADMINISTRATION FEE
------------------------------------------------------------  ------------------
SEI VP Large Cap Value Fund.................................         0.35%
SEI VP Large Cap Growth Fund................................         0.35%
SEI VP S&P 500 Index Fund...................................         0.22%
SEI VP Small Cap Value Fund.................................         0.35%
SEI VP Small Cap Growth Fund................................         0.35%
SEI VP International Equity Fund............................         0.45%
SEI VP Emerging Markets Equity Fund.........................         0.65%
SEI VP Bond Index Fund......................................         0.35%
SEI VP Core Fixed Income Fund...............................         0.28%
SEI VP High Yield Bond......................................         0.35%
SEI VP International Fixed Income Fund......................         0.60%
SEI VP Emerging Markets Debt Fund...........................         0.65%
SEI VP Prime Obligation Fund................................         0.42%

    SEI Investments Management Corporation ("SIMC") and SEI Management have agreed, on a voluntary basis, to waive a portion of their Management/Administration Fees and/or reimburse Other Expenses to the extent necessary to keep Total Operating Expenses from exceeding certain levels. The Total Operating Expenses reflect anticipated fee waivers.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    After an initial term, the continuance of the Administration Agreement must be specifically approved: (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund; and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following of the mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc. Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, Millenium Funds, Inc., The Nevis Funds, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.


    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


    For the fiscal period of April 5, 2000 to December 31, 2000, the Funds paid fees to the Administrator as follows:



                                                               ADMISTRATIVE     ADMINISTRATIVE FEES
                                                              FEES PAID (000)      WAIVED (000)
                                                              ---------------   -------------------
SEI VP Large Cap Value Fund.................................        $43                 $57
SEI VP Large Cap Growth Fund................................        $43                 $61
SEI VP S&P 500 Index Fund...................................      *                  *
SEI VP Small Cap Value Fund.................................        $23                 $35
SEI VP Small Cap Growth Fund................................        $22                 $34
SEI VP International Equity Fund............................        $40                 $72
SEI VP Emerging Markets Equity Fund.........................        $40                 $78
SEI VP Core Fixed Income Fund...............................        $25                 $50
SEI VP Bond Index Fund......................................      *                  *
SEI VP High Yield Bond Fund.................................        $26                 $45
SEI VP International Fixed Income Fund......................        $27                 $32
SEI VP Emerging Markets Debt Fund...........................        $29                 $29
SEI VP Prime Obligation Fund................................        $16                 $26



*   Not in operation during such period.

                        THE ADVISER AND THE SUB-ADVISERS


    SIMC (or the "Adviser") is a wholly-owned subsidiary of SEI Investments a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as manager or administrator to more than 50 investment companies, including more than 460 funds, with more than $64 billion in assets as of December 31, 2000.


    SIMC is the investment Adviser for each of the Funds, and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

    For its management services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

FUND                                                          ADVISORY FEE
------------------------------------------------------------  ------------
SEI VP Large Cap Value Fund.................................     0.35%
SEI VP Large Cap Growth Fund................................     0.40%
SEI VP S&P 500 Index Fund...................................     0.03%
SEI VP Small Cap Value Fund.................................     0.65%
SEI VP Small Cap Growth Fund................................     0.65%
SEI VP International Equity Fund............................     0.51%
SEI VP Emerging Markets Equity Fund.........................     1.05%
SEI VP Core Fixed Income Fund...............................     0.28%
SEI VP Bond Index Fund......................................     0.07%
SEI VP High Yield Bond Fund.................................     0.49%
SEI VP International Fixed Income Fund......................     0.30%
SEI VP Emerging Markets Debt Fund...........................     0.85%
SEI VP Prime Obligation Fund................................     0.08%

    SIMC pays the Sub-Advisers a fee out of its advisory fee, which fee is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

    For the fiscal period of April 5, 2000 to December 31, 2000, the Funds paid advisory fees as follows:



                                                              ADVISORY FEES   ADVISORY FEES
                                                               PAID (000)     WAIVED (000)
                                                              -------------   -------------
SEI VP Large Cap Value Fund.................................       $43             $ 4
SEI VP Large Cap Growth Fund................................       $49             $ 6
SEI VP S&P 500 Index Fund...................................     *               *
SEI VP Small Cap Value Fund.................................       $43             $ 2
SEI VP Small Cap Growth Fund................................       $40             $ 1
SEI VP International Equity Fund............................       $45             $ 4
SEI VP Emerging Markets Equity Fund.........................       $64             $19
SEI VP Core Fixed Income Fund...............................       $25             $ 4
SEI VP Bond Index Fund......................................     *               *
SEI VP High Yield Bond Fund.................................       $37             $ 5
SEI VP International Fixed Income Fund......................       $14             $ 0
SEI VP Emerging Markets Debt Fund...........................       $38             $12
SEI VP Prime Obligation Fund................................       $ 3             $ 0



*   Not in operation during such period.



    For the fiscal period of April 5, 2000 to December 31, 2000, the Funds paid sub-advisory fees as follows:



                                                               SUB-ADVISORY
                                                              FEES PAID (000)
                                                              ---------------
SEI VP Large Cap Value Fund.................................        $21
SEI VP Large Cap Growth Fund................................        $24
SEI VP S&P 500 Index Fund...................................      *
SEI VP Small Cap Value Fund.................................        $31
SEI VP Small Cap Growth Fund................................        $31
SEI VP International Equity Fund............................        $28
SEI VP Emerging Markets Equity Fund.........................        $37
SEI VP Core Fixed Income Fund...............................        $ 8
SEI VP Bond Index Fund......................................      *
SEI VP High Yield Bond Fund.................................        $21
SEI VP International Fixed Income Fund......................        $ 7
SEI VP Emerging Markets Debt Fund...........................        $19
SEI VP Prime Obligation Fund................................        $ 3



*   Not in operation during such period.


THE SUB-ADVISERS


    ACADIAN ASSET MANAGEMENT, INC.--Acadian Asset Management, Inc. ("Acadian") serves as a Sub-Adviser for a portion of the assets of the SEI VP International Equity Fund. As of November 30, 2000, Acadian managed approximately
$5.3 billion in assets invested globally.



    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. As of November 30, 2000, Alliance managed over
$344.3 billion in assets.



    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Value Fund. As of November 30, 2000, Artisan had approximately
$5.1 billion in assets under management.

    BLACKROCK FINANCIAL MANAGEMENT, INC.--BlackRock Financial Management, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the SEI VP Core Fixed Income Fund. As of November 30, 2000, BlackRock had $160.4 billion in assets under management.



    BLACKROCK INTERNATIONAL, LTD.--BlackRock International, Ltd. ("BlackRock International") serves as a sub-adviser to a potion of the assets of the SEI VP International Equity Fund. As of November 30, 2000, BlackRock International had approximately $2 billion in assets under management.



    THE BOSTON COMPANY ASSET MANAGEMENT, LLC--The Boston Company Asset Management, LLC ("The Boston Company") serves as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. As of November 30, 2000, The Boston Company had approximately $27.7 billion in assets under management.



    CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser to a portion of the assets of the SEI VP International Equity Fund. CGTC has managed international portfolios since 1978, and as of November 30, 2000, managed a total of over $117.6 billion primarily for institutional clients.



    CHARTWELL INVESTMENT PARTNERS--Chartwell Investment Partners ("Chartwell") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Value Fund. As of November 30, 2000, Chartwell had approximately $4.7 billion in assets under management.



    CREDIT SUISSE ASSET MANAGEMENT, LLC--Credit Suisse Asset Management, LLC ("CSAM") serves as the Sub-Adviser for the SEI VP High Yield Bond Fund. As of December 31, 2000, CSAM managed approximately $91.3 billion in assets.



    DEUTSCHE ASSET MANAGEMENT INC.--Deutsche Asset Management Inc. ("DeAM") serves as the Sub-Adviser for the SEI VP Large Cap Value Fund. As of January 31, 2001, DeAM had approximately $16.6 billion in assets under management.



    DUNCAN-HURST CAPITAL MANAGEMENT INC.--Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. As of November 30, 2000, Duncan-Hurst had approximately $3.13 billion in assets under management.



    IRIDIAN ASSET MANAGEMENT LLC--Iridian Asset Management LLC ("Iridian") serves as a Sub-Adviser for a portion of the assets of the SEI VP Large Cap Value Fund. As of November 30, 2000, Iridian had approximately $9.9 billion in assets under management.



    JF INTERNATIONAL MANAGEMENT INC.--JF International Management Inc. ("JFIMI") serves as a Sub-Adviser for a portion of the assets of the SEI VP International Equity Fund. As of November 30, 2000, JFIMI had approximately $418 million in assets under management.



    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the SEI VP Large Cap Value Fund. As of November 30, 2000, LSV managed approximately $6.7 billion in client assets.



    MARTIN CURRIE INC.--Martin Currie Inc. ("Martin Currie") serves a Sub-Adviser to a portion of the assets of the SEI VP International Equity Fund. As of November 30, 2000, Martin Currie had approximately $10.7 million in assets under management.



    MAZAMA CAPITAL MANAGEMENT, LLC--Mazama Capital Management, LLC ("Mazama") serves as Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. As of November 30, 2000, Mazama had approximately $646 million in assets under management.



    MCKINLEY CAPITAL MANAGEMENT INC.--McKinley Capital Management Inc. ("McKinley") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. As of November 30, 2000, McKinley had approximately $4.1 billion in assets under management.

    MELLON BOND ASSOCIATES, LLP--Mellon Bond Associates, LLP ("MBA") serves as Sub-Adviser to the SEI VP Bond Index Fund. As of December 31, 2000, MBA had approximately $62 billion in assets under management.



    MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.--Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") acts as a Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Fund. As of November 30, 2000, MSDW had approximately $502 billion in assets under management.



    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the SEI VP Small Cap Growth Fund. As of November 30, 2000, Nicholas-Applegate had discretionary management authority with respect to approximately $33.5 billion of assets.



    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as an adviser for a portion of the assets of the SEI VP High Yield Bond Fund. As of December 31, 2000, Nomura had approximately $2.18 billion in assets under management.



    OECHSLE INTERNATIONAL ADVISERS, LLC--Oechsle International Advisers LLC ("Oechsle") serves as a Sub-Adviser to a portion of the assets of the SEI VP International Equity Fund. As of November 30, 2000, Oechsle had approximately $17.3 million in assets under management.



    PEREGRINE CAPITAL MANAGEMENT INC.--Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. As of November 30, 2000, Peregrine had approximately $8.9 billion in assets under management.



    PROVIDENT INVESTMENT COUNSEL, INC.--Provident Investment Counsel, Inc. ("Provident") serves as a Sub-Adviser for a portion of the assets of the SEI VP Large Cap Growth Fund. As of November 30, 2000, Provident had over
$14.5 billion in client assets under management.



    RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM"), acts as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. RSIM is a registered investment adviser and as of November 30, 2000 had approximately $8.5 billion in assets under management.



    ROBERT W. BAIRD & CO., INCORPORATED--Robert W. Baird & Co., Incorporated ("Baird") serves as a Sub-Advisor for a portion of the assets of SEI VP Core Fixed Income Fund. As of December 31, 2000, Baird had approximately $4.7 billion in assets under management.



    SALOMON BROTHERS ASSET MANAGEMENT INC--Salomon Brothers Asset Management Inc ("SBAM") serves as a Sub-Adviser for the assets of the SEI VP Emerging Markets Debt Fund. SBAM is a registered investment adviser and as of December 31, 2000, had approximately $31.01 billion in client assets under management.



    SANFORD C. BERNSTEIN & CO., INC.--Sanford C. Bernstein & Co., Inc. ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the SEI VP Large Cap Value Fund. Bernstein managed approximately $84.6 billion in assets as of November 30, 2000.



    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, LLC ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. As of November 30, 2000, Sawgrass had approximately $1.09 billion in assets under management.



    SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.--Schroder Investment Management North America Inc. ("Schroders") serves as a Sub-Advisor for a portion of the assets of the SEI VP Emerging Markets Equity Fund. As of December 31, 2000, Schroders had approximately $38.4 million in assets under management.

    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT INCORPORATED--Security Capital Global Capital Management Incorporated ("Security Capital") serves as Sub-Adviser for a portion of the assets of the SEI V.P. Small Cap Value Fund. As of November 30, 2000, Security Capital had approximately $1.96 billion in assets under management.



    SG PACIFIC ASSET MANAGEMENT, INC., AND SGY ASSET MANAGEMENT (SINGAPORE) LIMITED--SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY") jointly serve as Sub-Adviser for a portion of the assets of the SEI VP Emerging Markets Equity Funds. SG Yamaichi and its affiliates currently manage over $3.1 billion in assets worldwide.



    STERLING CAPITAL MANAGEMENT--Sterling Capital Management ("Sterling") serves as the Sub-Adviser for a portion of the assets of the SEI VP Small Cap Value Fund. As of November 30, 2000, Sterling had approximately $3.4 billion in assets under management.



    STRATEGIC FIXED INCOME, L.L.C.--Strategic Fixed Income, L.L.C. ("Strategic") serves as the Sub-Adviser for the SEI VP International Fixed Income Fund. As of December 31, 2000, Strategic managed $3.52 billion of client assets. The principal address of Strategic is 1001 Nineteenth Street North, Suite 1720, Arlington, Virginia 22209.



    WALL STREET ASSOCIATES--Wall Street Associates ("Wall Street") serves as a Sub-Adviser for a portion of the assets of the SEI VP Small Cap Growth Fund. As of November 30, 2000, Wall Street had approximately $1.7 billion in assets under management.



    WELLINGTON MANAGEMENT COMPANY LLP--Wellington Management Company LLP ("Wellington Management"), serves as the investment Sub-Adviser for the SEI VP Prime Obligation Fund. As of November 30, 2000, Wellington Management had discretionary management authority with respect to approximately $263.2 billion in assets.



    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. As of December 31, 2000, Western managed approximately $76.5 billion in client assets.



    WORLD ASSET MANAGEMENT, LLC--World Asset Management, LLC ("World") serves as a Sub-Adviser to the S&P 500 Index Fund. As of November 30, 2000, World had approximately $19.56 billion in assets under management.


    The Advisory Agreement and certain of the sub-advisory agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. No compensation is paid to the Distributor under the Distribution Agreement for distribution services for the shares of any Fund.

    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

    The Distributor, a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

    The Prime Obligation Fund has adopted a shareholder servicing plan for its Class B Shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                                 CODE OF ETHICS

    The Board of Trustees of SEI Insurance Products Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1: These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974, Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund. The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.


    ROSEMARIE B. GRECO (DOB 3/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997; President, Corestates Financial Corp., from 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., from 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The

Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, SEI Investments, 1986-1991; Vice President of the Distributor 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1993-1997).



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.



    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of the Adviser, Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.


    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, Walker and Rhoads, 1990-1991.


    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), since 1989, counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.



    ROBERT S. LUDWIG (DOB 03/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.



    WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill

Lynch & Co. Asset Management Group (1998-2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994-1997).


------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.


**Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
  Committee of the Trust.



    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended December 31, 2000, the Trust paid the following amounts to the Trustees.



                                                                                                 TOTAL
                                  AGGREGATE          PENSION OR                            COMPENSATION FROM
                                COMPENSATION         RETIREMENT                             REGISTRANT AND
                               FROM REGISTRANT   BENEFITS ACCRUED AS   ESTIMATED ANNUAL    FUND COMPLEX PAID
                                   FOR FYE          PART OF FUND        BENEFITS UPON     TO TRUSTEES FOR FYE
 NAME OF PERSON AND POSITION      12/31/00            EXPENSES            RETIREMENT           12/31/00
-----------------------------  ---------------   -------------------   ----------------   -------------------
Robert A. Nesher, Trustee....      $     0                $0                  $0          $0 for services on
                                                                                          9 boards
William M. Doran, Trustee....      $     0                $0                  $0          $0 for services on
                                                                                          9 boards
F. Wendell Gooch, Trustee....      $13,907                $0                  $0          $83,250 for
                                                                                          services on 9
                                                                                          boards
James M. Storey, Trustee.....      $13,907                $0                  $0          $83,250 for
                                                                                          services on 9
                                                                                          boards
George J. Sullivan,
 Trustee.....................      $13,907                $0                  $0          $83,250 for
                                                                                          services on 9
                                                                                          boards
Rosemarie B. Greco,
 Trustee.....................      $ 8,974                $0                  $0          $55,600 for
                                                                                          services on 9
                                                                                          boards



    Mr. Edward Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.



    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the SEI VP Prime Obligation Fund is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The SEI VP Prime Obligation Fund computes its effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    The yield of a non-money market Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period ending on the date of the most recent balance sheet. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

       Yield = 2[(((a-b)/cd) + 1) TO THE POWER OF 6 -1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.


    Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.



    For the seven-day period ended December 31, 2000, the end of the Trust's most recent fiscal year, the current and effective yields for the SEI VP Prime Obligation Fund were 6.12% and 6.30%, respectively.



    For the 30-day period ended December 31, 2000, the yield of each non-money market Fund was as follows:



FUND                                                          30-DAY YIELD
------------------------------------------------------------  ------------
CLASS A SHARES
SEI VP Large Cap Value Fund.................................      1.12%
SEI VP Large Cap Growth Fund................................         0%
SEI VP S&P 500 Index Fund...................................         *
SEI VP Small Cap Value Fund.................................      0.95%
SEI VP Small Cap Growth Fund................................         0%
SEI VP International Equity Fund............................         0%
SEI VP Emerging Markets Equity Fund.........................         0%
SEI VP Core Fixed Income Fund...............................      5.96%
SEI VP Bond Index Fund......................................         *
SEI VP High Yield Bond Fund.................................     10.83%
SEI VP International Fixed Income Fund......................      3.02%
SEI VP Emerging Markets Debt Fund...........................     10.82%
SEI VP Prime Obligation Fund................................      6.12%
CLASS B SHARES
SEI VP Prime Obligation Fund................................         *



*   Not in operation during such period.


    The total return of a non-money market Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

       P(1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    Based on the foregoing, the average annual returns for the Funds from inception through December 31, 2000 and for the one, five and ten year periods ended December 31, 2000 were as follows:



                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                           ----------------------------------------
                                                                                         SINCE
FUND                                 CLASS      ONE YEAR   FIVE YEARS   TEN YEARS    INCEPTION(1)
--------------------------------  -----------   --------   ----------   ---------   ---------------
SEI VP Large Cap Value Fund.....  Class A         *           *           *                   4.85%
SEI VP Large Cap Growth Fund....  Class A         *           *           *                 -44.40%
SEI VP S&P 500 Index Fund.......  Class A(2)      *           *           *               *
SEI VP Small Cap Value Fund.....  Class A         *           *           *                  22.25%
SEI VP Small Cap Growth Fund....  Class A         *           *           *                 -21.80%
SEI VP International Equity       Class A         *           *           *                 -31.35%
 Fund...........................
SEI VP Emerging Markets Equity    Class A         *           *           *                 -44.30%
 Fund...........................
SEI VP Core Fixed Income Fund...  Class A         *           *           *                  11.63%
SEI VP Bond Index Fund..........  Class A(2)      *           *           *               *
SEI VP High Yield Bond Fund.....  Class A         *           *           *                   3.11%
SEI VP International Fixed        Class A         *           *           *                  -6.40%
 Income Fund....................
SEI VP Emerging Markets Debt      Class A         *           *           *                  10.82%
 Fund...........................
SEI VP Prime Obligation Fund....  Class A         *           *           *                   5.96%
                                  Class B(2)      *           *           *               *



*   Not in operation during such period.



(1) April 5, 2000.



(2) SEI VP S&P 500 Index Fund, SEI VP Bond Index Fund and SEI VP Prime Obligation Fund Class B shares have not been offered prior to the date of this Statement of Additional Information.


    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

    From time to time the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust.

                        DETERMINATION OF NET ASSET VALUE

    Each Fund's securities are valued by SEI Management. SEI Management values securities pursuant to valuations provided by an independent pricing service (generally the last quoted sale price) for each Fund except the SEI VP Prime Obligation Fund. Fund's securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less and all of the securities of the SEI VP Prime Obligation Fund will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    The Trust's use of amortized cost valuation with respect to SEI VP Prime Obligation Fund and the maintenance of the Fund net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund.

However, there is no assurance that the Trust will be able to meet this objective for the Fund. The Trust's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Administrator, the Distributor, the Sub-Advisers and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.


                                     TAXES




    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

    Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for eligible corporate shareholders.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Sub-Advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Consistent with their duty to obtain best execution, Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's adviser or sub-advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best execution of a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but a Fund's Sub-Advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's Sub-Advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by a Fund's Sub-Advisers under the Advisory and/or Sub-Advisory Agreements. If in the judgement of a Fund's Sub-Advisers the Funds, or other accounts managed by the Fund's Sub-Advisers, will be benefitted by supplemental research services, the Fund's Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's Sub-Advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, the various firms that serve as money managers to certain Funds of the Trust, in the exercise of investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal period of April 5, 2000 to December 31, 2000, the Funds paid the following brokerage fees:



                                                TOTAL $ AMOUNT OF
                         TOTAL $ AMOUNT OF          BROKERAGE             % OF TOTAL         % TOTAL OF BROKERED
                             BROKERAGE         COMMISSIONS PAID TO         BROKERAGE        TRANSACTIONS EFFECTED
                        COMMISSIONS PAID IN   AFFILIATED BROKERS IN   COMMISSIONS PAID TO    THROUGH AFFILIATED
                           FYE 12/31/00           FYE 12/31/00        AFFILIATED BROKERS           BROKERS
                        -------------------   ---------------------   -------------------   ---------------------
SEI VP Large Cap Value
  Fund................        $25,704.81            $  186.13                   1%                    60%
SEI VP Large Cap
  Growth Fund.........        $23,660.50            $   74.91                   0%                    26%
SEI VP S&P 500 Index
  Fund................                 *                    *                   *                      *
SEI VP Small Cap Value
  Fund................        $28,745.07            $   61.41                   0%                    47%
SEI VP Small Cap
  Growth Fund.........        $19,239.20            $   48.12                   0%                    15%
SEI VP International
  Equity Fund.........        $33,299.64            $   54.34                   0%                    90%
SEI VP Emerging
  Markets Equity
  Fund................        $54,114.46            $   21.13                   0%                    91%
SEI VP Core Fixed
  Income Fund.........        $ 3,971.43            $1,021.43                  26%                    96%
SEI VP Bond Index
  Fund................                 *                    *                   *                      *
SEI VP High Yield Bond
  Fund................        $        0            $       0                   0%                     0%
SEI VP International
  Fixed Income Fund...        $        0            $       0                   0%                     0%
SEI VP Emerging
  Markets Debt Fund...        $        0            $       0                   0%                     0%
SEI VP Prime
  Obligation Fund.....        $        0            $       0                   0%                     0%



*   Not in operation during such period.



    The portfolio turnover rate for each Fund for the fiscal period of April 5, 2000 to December 31, 2000 was:



FUND                                                          FYE 12/31/00
----                                                          ------------
SEI VP Large Cap Value Fund.................................        49%
SEI VP Large Cap Growth Fund................................        57%
SEI VP S&P 500 Index Fund...................................         *
SEI VP Small Cap Value Fund.................................        98%
SEI VP Small Cap Growth Fund................................       116%
SEI VP International Equity Fund............................        31%
SEI VP Emerging Markets Equity Fund.........................       117%
SEI VP Core Fixed Income Fund...............................       342%
SEI VP Bond Index Fund......................................         *
SEI VP High Yield Bond Fund.................................         5%
SEI VP International Fixed Income Fund......................       100%
SEI VP Emerging Markets Debt Fund...........................       100%
SEI VP Prime Obligation Fund................................       N/A



*   Not in operation during such period.

    Consistent with their duty to obtain best execution, the Trust's Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, a Fund's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



    The Trust does not expect to use one particular broker or dealer, but a Fund's advisers or sub-advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by a Fund's advisers under the Advisory and Sub-Advisory Agreements. If in the judgment of a Fund's advisers, the Fund, or other accounts managed by the Fund's advisers, will be benefitted by supplemental research services, the Fund's advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.



    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of December 31, 2000, the Trust held the following securities:



                                                                                           AMOUNT
FUND                                                TYPE OF SECURITY    NAME OF ISSUER     (000)
----                                                ----------------   ----------------   --------
SEI VP Large Cap Value Fund.......................  Equity             Bear Stearns       $132,000
                                                      Equity           J.P. Morgan        $348,000
                                                      Equity           Lehman Brothers    $237,000
                                                      Equity           Merrill Lynch      $136,000
                                                      Equity           Morgan Stanley     $269,000
SEI VP Large Cap Growth Fund......................  Equity             Morgan Stanley     $489,000
SEI VP S&P 500 Index Fund.........................       *                    *              *
SEI VP Small Cap Value Fund.......................  None               None               $      0
SEI VP Small Cap Growth Fund......................  None               None               $      0
SEI VP International Equity Fund..................  Debt               Morgan Stanley     $406,000
SEI VP Emerging Markets Equity Fund...............  Debt               Morgan Stanley     $179,000
SEI VP Core Fixed Income Fund.....................  None               None               $      0
SEI VP Bond Index Fund............................       *                    *              *
SEI VP International Fixed Income Fund............  None               None               $      0
SEI VP Emerging Markets Debt Fund.................  None               None               $      0
SEI VP Prime Obligation Fund......................  None               None               $      0



*   Not in operation during such period.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where this Statement of Additional Information states that a Fund's investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

                                   CUSTODIANS

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian and wire agent for the assets of SEI VP Large Cap Growth, SEI VP Large Cap Value, SEI VP S&P 500 Index, SEI VP Small Cap Growth, SEI VP Small Cap Value, SEI VP Core Fixed Income, SEI VP Bond Index, SEI VP High Yield Bond and SEI VP Prime Obligation Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian for the assets of SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP International Fixed Income and SEI VP Emerging Markets Debt Fund. First Union National Bank and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") holds cash, securities and other assets of the respective Funds for which they act as Custodians as required by the 1940 Act.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust
(i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



    As of April 4, 2001, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency or custodial customers.



                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
SEI VP Large Cap Value Fund-Class A           General American Life Insurance Co.       14.57%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.        37.69%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity             47.71%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Large Cap Growth Fund-Class A          General American Life Insurance Co.       11.63%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.        34.67%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity             53.67%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Small Cap Value Fund-Class A           SEI Corp                                  19.04%
                                              C/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              General American Life Insurance Co.        8.38%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.        12.43%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
                                              Lincoln Life Variable Annuity             60.15%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

                                              General American Life Insurance Co.        9.89%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

SEI VP Small Cap Growth Fund-Class A          General American Life Insurance Co.        7.73%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.         7.73%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity             60.75%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP International Equity Fund-Class A      General American Life Insurance Co.       15.97%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.        31.93%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.p
                                              Saint Louis, MO 63128-3407

SEI VP Emerging Markets Equity                SEI Corp                                  13.99%
Fund-Class A                                  C/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              General American Life Insurance Co.       10.05%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life                      24.41%
                                              Insurance Co.
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
                                              Lincoln Life Variable Annuity             51.55%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Core Fixed Income Fund-Class A         General American Life Insurance Co.       26.73%
                                              Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.        21.19%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity             51.15%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP High Yield Bond Fund-Class A           SEI Corp                                  38.04%
                                              C/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              Security Equity Life Insurance Co.         7.13%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity             50.13%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP International Fixed Income             General American Life Insurance Co.        9.15%
Fund-Class A                                  Brian Pereda B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3499

                                              Security Equity Life Insurance Co.        14.27%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity             76.49%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

                                                                                     PERCENTAGE
FUND AND CLASS                                NAME AND ADDRESS OF SHAREHOLDER         OF FUND
-------------------------------------------   -------------------------------------  ----------
SEI VP Emerging Markets Debt Fund-Class A     Security Equity Life Insurance Co.        12.39%
                                              Bonnie Harris B1-08
                                              13045 Tesson Ferry Rd.
                                              Saint Louis, MO 63128-3407

                                              Lincoln Life Variable Annuity            844.45%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518

SEI VP Prime Obligation Fund-Class A          SEI Corp                                  75.44%
                                              C/o SEI Escrow
                                              Attn: Eileen Bonaduce
                                              P.O. Box 1100
                                              Oaks, PA 19456-1100

                                              Lincoln Life Variable Annuity             24.56%
                                              SEI Variable Annuity
                                              Separate Accounts-Mutual Funds
                                              1300 S. Clinton St.
                                              Fort Wayne, IN 46802-3518


                                    EXPERTS

    The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

    (a) Agreement and Declaration of Trust dated December 14, 1998, is incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement, filed December 31, 1998.

    (b) By-Laws are incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement, filed December 31, 1998.


    (b)(2) Amended By-Laws dated February 20, 2001 are filed herewith.


    (c)   Not Applicable.

    (d)(1) Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation ("SIMC") is incorporated by reference to exhibit (d)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (d)(2) Form of Investment Sub-Advisory Agreements between SIMC and [Sub-Adviser] is incorporated by reference to exhibit (d)(2) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.


    (d)(3) Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the SEI VP Large Cap Growth Fund is incorporated by reference to exhibit (d)(3) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(4) Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the SEI VP International Equity Fund is incorporated by reference to exhibit (d)(4) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(5) Investment Sub-Advisory Agreement between SIMC and Credit Suisse Asset Management, LLC with respect to the SEI VP High Yield Bond Fund is incorporated by reference to exhibit (d)(5) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(6) Investment Sub-Advisory Agreement between SIMC and LSV Asset Management, L.P. with respect to the SEI VP Large Cap Value and SEI VP Small Cap Value Funds is incorporated by reference to exhibit (d)(6) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(7) Investment Sub-Advisory Agreement between SIMC and Mellon Equity Associates, LLP with respect to the SEI VP Large Cap Value Fund is incorporated by reference to exhibit (d)(7) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(8) Investment Sub-Advisory Agreement between SIMC and Mellon Equity Associates, LLP with respect to the SEI VP Small Cap Value Fund is incorporated by reference to exhibit (d)(8) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(9) Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate Capital Management with respect to the SEI VP Emerging Markets Equity and SEI VP Small Cap Value Funds is incorporated by reference to exhibit (d)(9) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

    (d)(10) Investment Sub-Advisory Agreement between SIMC and Oechsle International Advisors, LLC with respect to the SEI VP International Equity Fund is incorporated by reference to exhibit (d)(10) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(11) Investment Sub-Advisory Agreement between SIMC and Provident Investment Counsel, Inc. With respect to the SEI VP Large Cap Growth Fund is incorporated by reference to exhibit (d)(11) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(12) Investment Sub-Advisory Agreement between SIMC and Robert W.
Baird & Co., Incorporated with respect to the SEI VP Core Fixed Income Fund is incorporated by reference to exhibit (d)(12) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(13) Investment Sub-Advisory Agreement between SIMC and Sawgrass Asset Management, L.L.C. with respect to the SEI VP Small Cap Growth Fund is incorporated by reference to exhibit (d)(13) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(14) Investment Sub-Advisory Agreement between SIMC and Schroder Investment Management North America Inc. with respect to the SEI VP Emerging Market Equity Fund is incorporated by reference to exhibit (d)(14) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(15) Investment Sub-Advisory Agreement between SIMC and Strategic Fixed Income, LLC with respect to the SEI VP International Fixed Income Fund is incorporated by reference to exhibit (d)(15) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(16) Investment Sub-Advisory Agreement between SIMC and Wall Street Associates with respect to the SEI VP Small Cap Growth Fund is incorporated by reference to exhibit (d)(16) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(17) Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the SEI VP Prime Obligation Fund is incorporated by reference to exhibit (d)(17) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(18) Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the SEI VP Core Fixed Income Fund is incorporated by reference to exhibit (d)(18) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(19) Investment Sub-Advisory Agreement between SIMC and Salomon Brothers Asset Management Inc with respect to the SEI VP Emerging Markets Debt Fund is incorporated by reference to exhibit (d)(19) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (d)(20) Form of investment sub-advisory agreement between SIMC and Chartwell Investment Partners with respect to the SEI VP Small Cap Value Fund is filed herewith.



    (d)(21) The investment sub-advisory agreement between SIMC and Duncan-Hurst Capital Management, Inc. with respect to the SEI VP Large Cap Growth Fund is filed herewith.

    (d)(22) The investment sub-advisory agreement between SIMC and Iridian Asset Management, LLC with respect to the SEI VP Large Cap Value Fund is filed herewith.



    (d)(23) Form of investment sub-advisory agreement between SIMC and Jardine Fleming International Management Inc. with respect to the SEI VP International Equity Fund is filed herewith.



    (d)(24) Form of investment sub-advisory agreement between SIMC and Martin Currie, Inc. with respect to the SEI VP International Equity Fund is filed herewith.



    (d)(25) Form of investment sub-advisory agreement between SIMC and McKinley Capital Management, Inc. with respect to the SEI VP Small Cap Growth Fund is filed herewith.



    (d)(26) The investment sub-advisory agreement between SIMC and Peregrine Capital Management Inc. with respect to the SEI VP Large Cap Growth Fund is filed herewith.



    (d)(27) Form of investment sub-advisory agreement between SIMC and Sanford
C. Bernstein & Co., LLC with respect to the SEI VP Large Cap Value Fund is filed herewith.



    (d)(28) The investment sub-advisory agreement between SIMC and Sterling Capital Management with respect to the SEI VP Small Cap Value Fund is filed herewith.



    (d)(29) Form of investment sub-advisory agreement between SIMC and The Boston Company Asset Management LLC with respect to the SEI VP Emerging Markets Equity Fund is filed herewith.


    (e) Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to exhibit (e) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (f)   Not Applicable.

    (g)(1) Form of Custodian Agreement with between the Registrant and First Union National Bank is incorporated by reference to exhibit (g)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.


    (g)(2) Custodian Agreement with between the Registrant and State Street Bank and Trust Company is incorporated by reference to exhibit (g)(2) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.


    (h)(1) Administration Agreement between the Registrant and SEI Investments Fund Management is incorporated by reference to exhibit (h)(1) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on October 12, 1999.

    (i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

    (j) Opinion and Consent of Independent Public Accountants, is filed herewith.

    (k)   Not Applicable.

    (n)   Not Applicable.


    (p)(1) The Code of Ethics for SEI Investments Company, as amended December 2000, is filed herewith.



    (p)(2) The Code of Ethics for SEI Insurance Products Trust is incorporated by reference to exhibit (p)(2) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(3) The Code of Ethics for Alliance Capital Management L.P. is incorporated by reference to exhibit (p)(3) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

    (p)(4) The Code of Ethics for Capital Guardian Trust Company is incorporated by reference to exhibit (p)(4) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(5) The Code of Ethics for Credit Suisse Asset Management, LLC is incorporated by reference to exhibit (p)(5) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(6) The Code of Ethics for LSV Asset Management, L.P. is incorporated by reference to exhibit (p)(6) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(7) The Code of Ethics for Mellon Equity Associates, LLP is incorporated by reference to exhibit (p)(7) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(8) The Code of Ethics for Nicholas-Applegate Capital Management is incorporated by reference to exhibit (p)(8) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(9) The Code of Ethics for Oechsle International Advisors, LLC is incorporated by reference to exhibit (p)(9) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(10) The Code of Ethics for Provident Investment Counsel, Inc. is incorporated by reference to exhibit (p)(15) of Post-Effective Amendment No. 35 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.



    (p)(11) The Code of Ethics for Robert W. Baird & Co., Incorporated is incorporated by reference to exhibit (p)(11) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(12) The Code of Ethics for RS Investment Management, L.P. is incorporated by reference to exhibit (p)(12) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(13) The Code of Ethics for Salomon Brothers Asset Management Inc is incorporated by reference to exhibit (p)(13) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(14) The Code of Ethics for Sanford C. Bernstein & Co., Inc. is incorporated by reference to exhibit (p)(14) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(15) The Code of Ethics for Sawgrass Asset Management, LLC is incorporated by reference to exhibit (p)(15) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(16) The Code of Ethics for Schroder Investment Management North America Inc. is incorporated by reference to exhibit (p)(16) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(17) The Code of Ethics for Strategic Fixed Income, L.L.C. is incorporated by reference to exhibit (p)(17) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

    (p)(18) The Code of Ethics for Wall Street Associates is incorporated by reference to exhibit (p)(18) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(19) The Code of Ethics for Wellington Management Company, LLP is incorporated by reference to exhibit (p)(19) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(20) The Code of Ethics for Western Asset Management Company is incorporated by reference to exhibit (p)(20) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.



    (p)(21) The Code of Ethics for Chartwell Investment Partners is incorporated by reference to exhibit (p)(11) of Post-Effective Amendment No. 6 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(22) The Code of Ethics for Duncan-Hurst Capital Management, Inc. is incorporated by reference to exhibit (p)(29) of Post-Effective Amendment No. 36 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(23) The Code of Ethics for Iridian Asset Management, LLC is incorporated by reference to exhibit (p)(30) of Post-Effective Amendment No. 36 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(24) The Code of Ethics for Jardine Fleming International Management Inc. is incorporated by reference to exhibit (p)(14) of Post-Effective Amendment No. 6 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(25) The Code of Ethics for Martin Currie, Inc is incorporated by reference to exhibit (p)(16) of Post-Effective Amendment No. 6 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(26) The Code of Ethics for McKinley Capital Management, Inc. is incorporated by reference to exhibit (p)(19) of Post-Effective Amendment No. 6 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (p)(27) The Code of Ethics for Peregrine Capital Management Inc. is incorporated by reference to exhibit (p)(31) of Post-Effective Amendment No. 36 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(28) The Code of Ethics for Sterling Capital Management is incorporated by reference to exhibit (p)(32) of Post-Effective Amendment No. 36 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.



    (p)(29) The Code of Ethics for The Boston Company Asset Management, LLC is incorporated by reference to exhibit (p)(8) of Post-Effective Amendment No. 6 of SEI Institutional Investments Trust's Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2000.



    (q) Powers of Attorney for Robert A. Nesher, William M. Doran, James R. Foggo, F. Wendell Gooch, George J. Sullivan, Jr., James M. Storey, Rosemarie B. Greco and Edward D. Loughlin are filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

    Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ACADIAN ASSET MANAGEMENT, INC.


    Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal address of Acadian is Ten Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gary Leonard Bergstrom                      --                             --
Chairman, Treasurer, Director

John Robert Chisholm                        --                             --
Executive Vice President, co-
CIO

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Dickson Frashure                     --                             --
President, co-CIO

Churchill Gibson Franklin                   --                             --
Executive Vice President,
Marketing Director

Barry Bennett White            Foley, Hoag & Eliot            Partner
Clerk

Stella Margaret Hammond                     --                             --
Senior Vice President,
Portfolio Manager

Jim Klapman                                 --                             --
Vice President

Amy Conklin                                 --                             --
Senior Vice President


ALLIANCE CAPITAL MANAGEMENT L.P.


    Alliance Capital Management L.P. ("Alliance") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance is an investment adviser registered under the Advisers Act. Alliance is a limited partnership. Directors and Officers of Alliance are, in fact, Directors and Officers of the General Partner of Alliance, Alliance Capital Management Corporation. On October 2, 2000 Alliance acquired the business and assets of SCB Inc., formerly known as Sanford C. Bernstein Inc. ("Bernstein") ("Bernstein Acquisition").



NAME AND POSITION WITH ALLIANCE          OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------  -----------------------------  -----------------------------

Dave H. Williams                 AXA Financial, Inc.            Director
Chairman of the Board              ("AXA Financial")
                                 The Equitable Life Assurance
                                   Society of the United
                                   States ("Equitable")

Donald H. Brydon                 AXA Investment Managers S.A.   Chairman of the Board and
Director                                                          Chief Executive Officer

Bruce W. Calvert
Chief Executive Officer and
  Vice Chairman of the Board

John D. Carifa
Director, President and Chief
  Operating Officer

Henri de Castries                AXA                            Chairman of Management Board
Director

                                 AXA Financial                  Chairman of the Board

                                 Equitable                      Director

NAME AND POSITION WITH ALLIANCE          OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------  -----------------------------  -----------------------------
Denis Duverne                    AXA                            Group Executive Vice
Director                                                          President-
                                                                  Finance Control and
                                                                  Strategy
                                 Equitable                      Director

Richard S. Dziadzio              AXA                            Senior Vice President
Director                                                          Asset Management Activities

Alfred Harrison
Vice Chairman of the Board

Herve Hatt                       AXA                            Senior Vice President
Director                                                          Asset Management Activities
                                                                  and Group Strategic
                                                                  Planning

Michael Hegarty                  AXA Financial                  Director, Senior Vice
Director                                                          Chairman
                                                                  of the Board and Chief
                                                                  Operating Officer

                                 Equitable                      Director, President and
                                                                  Chief Operating Officer

Roger Hertog                     Bernstein                      Director, President and Chief
Vice Chairman of the Board                                        Operating Officer prior to
                                                                  Bernstein Acquisition

Benjamin D. Holloway             Continental Companies          Financial Consultant
Director

W. Edwin Jarmain                 Jarmain Group, Inc.            President
Director

Edward D. Miller                 AXA Financial                  Director, President and
Director                                                          Chief Executive Officer

                                 Equitable                      Chairman of the Board and
                                                                  Chief Executive Officer

                                 AXA                            Senior Executive Vice
                                                                  President
                                                                and Vice Chairman of the
                                                                  Management Board

Peter D. Noris                   AXA Financial                  Executive Vice President and
Director                                                        Chief Investment Officer

                                 Equitable                      Executive Vice President and
                                                                Chief Investment Officer

Lewis A. Sanders                 Bernstein                      Chairman of the Board and
Chief Investment Officer and                                      Chief Executive Officer
  Vice Chairman of the Board                                      prior to Bernstein
                                                                  Acquisition

Frank Savage
Director and Chairman of
  Alliance Capital Management
  International

Peter J. Tobin                   Tobin College of               Dean
Director                           Business Administration

NAME AND POSITION WITH ALLIANCE          OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------  -----------------------------  -----------------------------
Stanley B. Tulin                 AXA Financial                  Chief Financial Officer and
Director                                                          Vice Chairman of the Board

                                 Equitable                      Chief Financial Officer and
                                                                Vice Chairman of the Board

                                 AXA                            Executive Vice President and
                                                                Member of Executive
                                                                Committee

Reba W. Williams
Director of Special Projects

Gerald M. Lieberman              Bernstein                      Senior Vice President-Finance
Executive Vice President,                                         and Administration prior to
  Finance and Operations                                          Bernstein Acquisition

David R. Brewer, Jr.
Senior Vice President and
  General Counsel

Robert H. Joseph, Jr.
Senior Vice President and Chief
  Financial Officer


ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the SEI VP Small Cap Value Fund. The principal business address of Artisan is 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Officer
Chief Executive Officer

Lawrence A. Totsky             Artisan Distributors LLC       Officer
Chief Financial Officer

Carlene M. Ziegler             Heidrick + Struggles           Independent Director
Portfolio Manager


BLACKROCK FINANCIAL MANAGEMENT, INC.

    BlackRock Financial Management, Inc. ("BlackRock") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of BlackRock is 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director                Management Inc.

                               BlackRock International, Ltd.  Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                        Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                                Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory       Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                            Secretary
  Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                                Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                                Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                                Secretary

                               BlackRock Institutional        Treasurer, Assistant
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                                Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

                               BlackRock Institutional        President, Director
                                 Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                        Secretary
  Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Secretary

                               BlackRock International, Ltd.  Chief Financial Officer,
                                                                Secretary

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                                Secretary

BLACKROCK INTERNATIONAL, LTD.

    BlackRock International, Ltd. ("BlackRock International") is a sub-adviser for the Registrant's International Equity Fund. The principal address of BlackRock is 7 Castle Street, Edinburgh, EH23AM Scotland, United Kingdom. BlackRock International is an investment adviser registered under the Advisers Act.


   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director                Management Inc.

                               BlackRock International, Ltd.  Managing Director

Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                      Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.             Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                              Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation       Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                              Managing Director

                               PNC Investment Holdings, LLC   Chief Financial Officer,
                                                              Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                              Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.               Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory       Management, Inc.             Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                              Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                              Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                              Compliance

                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation       Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.             Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                              Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                              Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                              Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation       Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                              Secretary

Daniel B. Eagan, III           BlackRock Advisors, Inc.       Director, Investment Strategy
Managing Director

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.             Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                              Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                              Compliance

                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                              Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                              Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation       Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Walter Emmor Gregg, Jr.        BlackRock Inc.                 Director
Director

                               BlackRock Advisors, Inc.       Director

                               BlackRock (Japan) Inc.         Director

                               BlackRock International, Ltd.  Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

   NAME AND POSITION WITH
     INVESTMENT ADVISER            NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

                               BlackRock Institutional        President, Director
                                 Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                      Secretary
  Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                              Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                              Secretary

                               BlackRock International, Ltd.  Chief Financial Officer,
                                                              Secretary

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation       Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                              Secretary


THE BOSTON COMPANY ASSET MANAGEMENT, LLC



    The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis D. Antin               Boston Safe Advisors, Inc.     Director and Vice Chairman
President, Chief Executive
  Officer, Director

                               Certus Asset Advisors          Director and Chairman
                                 Corporation

                               Boston Safe Deposit and Trust  Senior Vice President
                                 Company

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Christopher M. Condron         Mellon Bank, N.A.              Chief Operating Officer,
Director                                                        President, and Vice
                                                                Chairman

                               The Dreyfus Corporation        Chief Executive Officer,
                                                                Director, President and
                                                                Chief Operating Officer

                               Franklin Portfolio Holdings,   Director
                                 Inc.

                               Certus Asset Advisers          Director
                                 Corporation

                               Mellon Capital Management      Director
                                 Corporation

                               Mellon Bond Associates         Trustee

                               Mellon Equity Associates       Trustee

                               Boston Safe Advisors, Inc.     Director and President

                               Mellon Financial Corporation   Vice Chairman, Director,
                                                                President and Chief
                                                                Operating Officer

                               The Boston Company, Inc.       Vice Chairman and Director

                               Boston Safe Deposit and Trust  Director
                                 Company

                               The Boston Company Financial   President and Director
                                 Strategies, Inc.

                               Boston Safe Deposit and Trust  Director
                                 Company of New York

                               Laurel Capital Advisors        Trustee

Francis R. DeAngelis                        --                             --
Senior Vice President

William J. Goldenberg                       --                             --
Vice President and Securities
  Analyst

John D. Kattar                 Boston Safe Advisors, Inc.     Senior Vice President
Senior Vice President

John D. Macey
Senior Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Peter M. Ruggles               Boston Safe Deposit and Trust  Vice President
Senior Vice President            Company

Valerie J. Sill
Senior Vice President and
  Research Analyst

Quinn R. Stills
Senior Vice President and
  Portfolio Manager

Matthew N. Fontaine            The Dreyfus Corporation        Portfolio Manager
Vice President

                               Boston Safe Deposit and Trust  Vice President
                                 Company

Henry W. Franks                Boston Safe Deposit and Trust  Vice President
Vice President                   Company

David S. Hertan                The Dreyfus Corporation        Portfolio Manager
Senior Vice President

Andrew S. Windmueller          Boston Safe Deposit and Trust  Vice President
Vice President                   Company

                               The Dreyfus Corporation        Portfolio Manager

David K. Henry                 Boston Safe Deposit and Trust  Vice President
Senior Vice President and        Company
  Portfolio Manager

                               The Dreyfus Corporation        Portfolio Manager


CAPITAL GUARDIAN TRUST COMPANY


    Capital Guardian Trust Company ("Capital Guardian") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Capital Guardian is 630 5th Avenue, 36th Floor, New York, New York 10111. Capital Guardian is a California trust company and is exempt from registration under the Advisers Act.



NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Andrew F. Barth          Capital Research and Management     Director
Director                 Company Director

                         Capital International Research,     Director, President and Research
                         Inc.                                Director

                         Capital Guardian Research Company   Director and President

                         Capital Guardian Research Company   Formerly, Executive Vice
                                                             President

NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Michael D. Beckman       Capital Bank and Trust Company      Senior Vice President and Chief
Director, Senior Vice                                        Financial Officer
 President and
 Treasurer

                         Capital International Asset         Chief Financial Officer and
                         Management (Canada), Inc.           Secretary

                         Capital Group International, Inc.   Senior Vice President

                         Capital Guardian Trust Company of   Director
                         Nevada

                         Capital International Research,     Treasurer
                         Inc.

                         Capital Guardian Research Company   Treasurer

                         Capital Guardian (Canada), Inc.     Director and Treasurer

                         Capital International Asset         Director and President
                         Management, Inc.

                         Capital International Financial     Director, President and
                         Services, Inc.                      Treasurer

                         Capital International Asia          Formerly, Chairman and Director
                         Pacific Management Company

Michael A. Burik         Capital International Financial     Vice President and Secretary
Senior Vice President    Services, Inc.
 and Senior Counsel

                         Capital International, Inc.         Senior Vice President and Senior
                                                             Counsel

                         The Capital Group Companies, Inc.   Formerly, Senior Counsel

Elizabeth A. Burns                      --                                  --
Senior Vice President

Larry P. Clemmensen      Capital Strategy, Inc.              Treasurer
Director

                         Capital Research and Management     Director and Senior Vice
                         Company                             President

                         Capital Management Services, Inc.   Director and President

                         The Capital Group Companies, Inc.   Director and President

                         American Funds Service Company      Director and Chairman

                         American Funds Distributors, Inc.   Director

Kevin G. Clifford        American Funds Distributors, Inc.   Director and President
Director

Roberta A. Conroy        Capital Group International, Inc.   Secretary
Director, Senior Vice
 President, and Senior
 Counsel

NAME AND POSITION WITH
  INVESTMENT ADVISER           NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
                         Capital International, Inc.         Senior Vice President, Senior
                                                             Counsel and Secretary

                         Capital Management Services, Inc.   Formerly, Secretary

                         The Capital Group Companies, Inc.   Formerly, Assistant General
                                                             Counsel

                         Capital Guardian International,     Formerly, Secretary
                         Inc.

John B. Emerson          Capital Guardian Trust Company, a   Director and Executive Vice
Senior Vice President    Nevada Corporation                  President

Michael R. Ericksen      Capital International Limited.      Director and Senior Vice
Director and Senior                                          President
 Vice President



CHARTWELL INVESTMENT PARTNERS



    Chartwell Investment Partners ("Chartwell") is a sub-adviser for the Registrant's SEI VP Small Cap Fund. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Chartwell G.P., Inc.                        --                             --
  General Partner

Michael J. McCloskey                        --                             --
  Partner

Alexander K. Melich                         --                             --
  Partner/Portfolio Manager

Bernard P. Schaffer                         --                             --
  Partner/Portfolio Manager

Edward N. Antoian                           --                             --
  Partner/Portfolio Manager

Timothy J. Riddle                           --                             --
  Partner/Compliance Officer

Terry F. Bovarnick                          --                             --
  Partner/Portfolio Manager

David C. Dalrymple                          --                             --
  Partner/Portfolio Manager

Winthrop S. Jessup                          --                             --
  Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Harold A. Ofstie                            --                             --
  Partner/Portfolio Manager

Mark A. Sullivan                            --                             --
  Vice President, Client
  Services

Michael D. Jones                            --                             --
  Partner/Portfolio Manager

Leslie M. Varrelman                         --                             --
  Director/Fixed Income

John P. McNiff                 CAM Investment Advisors        Vice President
  Indirect Limited Partner

                               Longwood Investment Advisors,  Managing Director
                                 Inc.

Michael T. Kennedy             Radnor Holdings Corp.          President
  Indirect Limited Partner

                               Trinity Capital Partners       President and Treasurer


CREDIT SUISSE ASSET MANAGEMENT, LLC

    Credit Suisse Asset Management, LLC ("Credit Suisse") is the sub-adviser for the Registrant's SEI VP High Yield Fund. The principal business address of Credit Suisse is One Citicorp Center, 153 East 53rd Street, New York, New York 10022. Credit Suisse is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Credit Suisse Capital
  Corporation
General Partner

CS Advisers Corporation
General Partner

Phillip Maxwell Colebatch      Credit Suisse Asset            President/head of CS Global
Member of Partnership Board      Management Ltd.                Asset Management

Jeffrey Alan Geller                         --                             --
Member of Partnership Board

Robert John Moore                           --                             --
COO/Member of Partnership
  Board

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Wallace Priest, Jr.    Credit Suisse Asset            Managing Director
CEO/Member of Partnership        Management Ltd.
  Board

Philip Keebler Ryan            Credit Suisse Asset            Chief Financial Officer
Member of Partnership Board      Management Ltd.

William Paul Sterling          Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

Timothy Torrey Taussig         Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.


DUNCAN-HURST CAPITAL MANAGEMENT INC.



    Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Duncan-Hurst is 4365 Executive Drive, Suite 1520, San Diego, CA 92121. Duncan-Hurst is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Hale Duncan, Jr.                    --                             --
CEO, Chairman, CFO

Frank Page Hurst                            --                             --
President



IRIDIAN ASSET MANAGEMENT LLC



    Iridian Asset Management LLC ("Iridian") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Iridian is 276 Post Road West, Westport, CT 06880-4704. IAM is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David L. Cohen                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.

Jeffrey M. Elliott                          --                             --
Executive Vice President,
  Chief Operating Officer,
  and Secretary

Alice B. Hicks                              --                             --
Executive Vice President

Harold J. Levy                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.

JARDINE FLEMING INTERNATIONAL MANAGEMENT INC.



    Jardine Fleming International Management Inc. ("JFIMI") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of JFIMI is 47/F, Jardine House, 1 Connaught Place, Hong Kong. JFIMI is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David Michael Testa            T. Rowe Price Associates,      Managing Director
  Director                       Inc.

                               Rowe Price-Fleming             Chairman
                                 International Inc.

Douglas A. Eu                               --                             --
Chief Operations Officer

Hugh Moss Gerald Forsgate      The Jardine Engineering        Non-Executive Director
Director                         Corporation Limited

                               Eralda Industries Limited      Chairman & Director

Mark Barry Ewart White                      --                             --
Chief Executive Officer/
  Director


LSV ASSET MANAGEMENT, L.P.


    LSV Asset Management, L.P. ("LSV") is a sub-adviser for the Registrant's SEI VP Large Cap Value Fund. The principal business address of LSV is 200 West Madison Street, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner

Vishny Corporation                          --                             --
General Partner

Josef Lakonishok               University of Illinois         Professor
Principal, CEO

Andrei Shleifer                Harvard University             Professor
Principal

Robert Vishny                  University of Chicago          Professor
Principal                        Graduate School of Business

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Menno Vermeulen                             --                             --
Principal

Nancy Gail Zimmerman           Farrallon Fixed Income         Money Manager
Shareholder, Shleifer            Associates

Christopher J. LaCroix                      --                             --
Managing Director



MARTIN CURRIE INC.



    Martin Currie Inc. ("Martin Currie") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh EH12ES, Scotland. Martin Currie is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martin Currie Limited                       --                             --
  Parent Company

Martin Currie Employee                      --                             --
  Benefits Trust
Beneficial Owner

James Keith Ross Falconer      Martin Currie Limited          Director
Director/Vice President

Patrick Joseph Scott-Plummer   Martin Currie Investment       Director
Director/Vice President          Management Limited

Charles James Payan Dawnay     Martin Currie Investment       Director
Director/Vice President          Management Limited

James MacGregor Ayton          Martin Currie Investment       Director
  Fairweather                    Management Ltd.
Director/Vice President

Allan Davidson MacLeod         Martin Currie Investor         Sales Representative
Director/Vice President          Services Inc.

                               Martin Currie Investment       Director
                                 Management Ltd.

Michael William Thomas         Martin Currie Investment       Director & Head of Far East
Director/Vice President          Management Ltd.                Investment

James Grant Wilson             Martin Currie Investment       Director
Director/Vice President          Management Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Anthony Paul Hanlon            Martin Currie Investment       Director
Director/Vice President          Management Ltd.

Timothy Julian Dalton Hall     Martin Currie Investment       Director
Director/Vice President          Management Limited

Colin Winchester               Martin Currie Investment       Finance Director
Chief Financial Officer          Management Ltd.

Julian Mark Campbell           Martin Currie Investment       General Counsel
  Livingston                     Management Limited
General Counsel

Steven Nelson Johnson          Martin Currie Investor         Director
Director/Vice President          Services Inc.

                               Martin Currie Investment       Vice President
                                 Management Ltd.

Martin Brown                   Martin Currie Investment       Director of Operations
Director of Operations           Management Ltd.



MAZAMA CAPITAL MANAGMENT, INC.



    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
President, Chairman and
  Senior Portfolio Manager

Helen McDonald Degener         The Mathes Company             VP and Portfolio Manager
Director and Chief Investment                                   (four large cap accounts)
  Officer

Jill Ronne Collins                          --                             --
VP Marketing

Brian Paul Alfrey                           --                             --
Director, Vice President and
  Chief Operating Officer

Stephen Charles Brink                       --                             --
Vice President, Research



MCKINLEY CAPITAL MANAGEMENT, INC.



    McKinley Capital Management, Inc. ("McKinley Capital") is an investment sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal address of McKinley Capital is 3301 C Street,

Suite 500, Anchorage, Alaska 99503. McKinley Capital is an investment adviser registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER                  OTHER COMPANY                         TITLE
-------------------------------  --------------------------------  --------------------------------
Robert B. Gillam                 National Asset Management         Representative
President, CIO, Director

                                 National Securities Association   Principal, Broker

Diane M. Wilke                   National Asset Management         Representative
VP, COO, Director, Compliance
  Officer

                                 National Securities Association   Broker

Jerry Allen                                     --                                --
VP, Chief Financial Officer

B. Thomas Willison               Willison Alaska, Inc.             President
Director

J.L. McCarrey                                   --                                --
General Counsel


MELLON BOND ASSOCIATES, LLP


    Mellon Bond Associates, LLP ("Mellon Bond") is a Sub-Adviser to the Fund's SEI VP Bond Index Fund. The principal business address of Mellon Bond is Mellon Bank Center, 1735 Market Street, Philadelphia, Pennsylvania 19101-7899. Mellon Bond is an investment adviser registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Ronald Phillip O'Hanley, III     Franklin Portfolio                Director
Chairman, Executive Committee      Holdings, Inc.
                                 The Boston Company Asset          Director
                                   Management, Inc.
                                 Boston Safe Advisors, Inc.        Director
                                 Mellon Capital Management         Director
                                   Corporation
                                 Certus Asset Advisors             Director
                                   Corporation
                                 Mellon Equity Associates, LLP     Executive Committee Chairman
                                 Mellon-France Corporation         Director
                                 Laurel Capital Advisors, LLP      Executive Committee
                                 CCF-Mellon Partners               Partner Representative

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Christopher Mark Condron         The Boston Company Asset          President, Chairman
Executive Committee                Management, LLC
                                 TBCAM Holdings, Inc.              President, Director, Chairman
                                 The Dreyfus Corporation           President, CEO, COO, Director
                                 Franklin Portfolio                Director
                                   Holdings, Inc.
                                 Certus Asset Advisors             Director
                                   Corporation
                                 Boston Safe Advisors, Inc.        President, Director
                                 Mellon Capital Management         Director
                                   Corporation
                                 Mellon Equity Associates, LLP     Executive Committee
                                 Mellon Bank, N.A.                 President, COO
                                 Mellon Bank Corporation           Director
                                 The Boston Company, Inc.          Director
                                 Laurel Capital Advisors, LLP      Executive Committee
                                 The Boston Company Financial      President, Director
                                   Strategies, Inc.
James Milton Gockley             Mellon Securities Trust Company   Vice President
Executive Committee
                                 Dreyfus Investment Services       Vice President
                                   Corporation
                                 Laurel Capital Advisors, LLP      Vice President
                                 Boston Safe Deposit and Trust     General Counsel
                                   Company
                                 The Boston Company, Inc.          General Counsel
                                 Mellon Accounting                 Vice President
                                   Services, Inc.
                                 Mellon Capital Management         Vice President
                                   Corporation
                                 Mellon Equity Associates, LLP     Executive Committee
                                 Mellon Financial Services Corp    Vice President
                                   #17
                                 Mellon-France Corporation         Vice President

Paul Roger McCann                               --                                --
President/CEO, Executive
  Committee

William Folwell Adam                            --                                --
Executive Vice President

Stephen Edward Carrey                           --                                --
Executive Committee

David Burch Chittim                             --                                --
Senior Vice President

John Kenneth Milne                              --                                --
Executive Vice President

Laurie Ann Carroll                              --                                --
Senior Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Gregory Daniel Curran                           --                                --
Senior Vice President

Gerald Alan Thomas                              --                                --
Senior Vice President

Susan M. Mularski                               --                                --
Treasurer



MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.


    Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") is a sub-adviser for the Registrant's SEI VP Emerging Market Equity Fund. The principal business address of MSDW Investment Management is 1221 Avenue of the Americas, New York, NY 10020. MSDW Investment Management is an investment adviser registered under the Adviser Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Barton M. Biggs                       Morgan Stanley & Co. Incorporated      Managing Director
Chairman, Director and Managing
  Director

Donald P. Ryan                                         --                                     --
Chief Compliance Officer and
  Principal

Marna C. Whittington                  Miller Anderson & Sherrerd, LLP        Exec. Committee Member
Chief Operating Officer, Managing
  Director

Richard B. Worley                     Miller Anderson & Sherrerd, LLP        Portfolio Manager and Executive
President, Director and Managing                                             Committee Member
  Director

                                      MAS Fund Distribution, Inc.            Registered Representative

                                      Morgan Stanley & Co. Incorporated      Managing Director

Arthur Lev                            Morgan Stanley & Co. Incorporated      Principal
General Counsel, Principal &
  Secretary

Alexander C. Frank                    Morgan Stanley & Co. Incorporated      Managing Director
Treasurer


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, INC.


    Nicholas-Applegate Capital Management, Inc. ("Nicholas-Applegate") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Arthur Edward Nicholas         Nicholas-Applegate Securities  Chairman/President
Chairman & Chief Executive
  Officer; President/
  Chairman of General Partner

Edward Blake Moore             Nicholas-Applegate Securities  General Counsel/Chief
General Counsel/ Secretary of                                   Compliance Officer
  General Partner/ Chief
  Compliance Officer

John J.P. McDonnell            American Express Travel        Chief Financial Officer
Chief Operations Officer         Related Services               (04/78-06/98)

Eric Spencer Sagerman          Nicholas-Applegate Securities  Head of Global Marketing
Head of Global Marketing

William Charles Maher, CPA     Nicholas-Applegate Securities  Chief Financial Officer
Chief Financial Officer

Victoria Proctor Hulick                     --                             --
Director of Compliance

Scott Allan Long                            --                             --
Head of Global Operations

Peter James Johnson            Nicholas-Applegate Securities  Vice President
Sr. Vice President, Director
  of Institutional Sales

Catherine C. Somhegyi                       --                             --
  Nicholas
Chief Investment Officer
  Global Equity Management/
  Limited Partner

MacIntosh GP Sub LLC
(MGPS LLC) General Partner

James William Szabo                         --                             --
Director of Managed Accounts
  Sales/ Service

Deborah Elizabeth Bowman       Nicholas-Appegate Securities   Head of Consultant Relations
Director of Consultant
  Relations

Allianz AG                                  --                             --
Shareholder

Allianz of America Inc.                     --                             --
Member

Nicholas-Applegate Capital                  --                             --
  Management Holdings LP GP
  of Global Holdings & LP

Nicholas-Applegate Capital                  --                             --
  Management Holdings Inc. GP
  of General Partner

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jill Beverly Jordon                         --                             --
Head of Global Sales and
  Client Service/ Limited
  Partner

Thomas Edward Bleakley                      --                             --
Partner/Portfolio Manager

Lawrence Shaw Speidell                      --                             --
Director of Global Systematic


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's SEI VP High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nomura Holding America Inc.                 --                             --
Shareholder

The Nomura Securities Co.,                  --                             --
  Ltd.
Shareholder

Robert NMN Levine                           --                             --
President, CEO and Board
  Member

Richard Alan Buch                           --                             --
Board Member, Managing
  Director and Head Trader

Douglas Reed Metcalf                        --                             --
Director

Shigeki NMN Fujitani           Nomura Securities              Managing Director
Board Member                     International, Inc.

Joseph Redmond Schmuckler      Nomura Securities Global       Co-Chairman of the Board
Co-Chairman of the Board         Investments Advisors, Inc.

                               Nomura Holding America Inc.    Executive Managing Director

                               Nomura Securities              Co-Pres., Co-CEO & Board
                                 International                  Member

OECHSLE INTERNATIONAL ADVISORS, LLC

    Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's SEI VP International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Singleton Dewey Keesler        --                             --
CIO and Executive Managing
  Principal

Stephen P. Langer              --                             --
Executive Managing Principal/
  Director of Marketing

Lawrence Sean Roche            --                             --
COO and Executive Managing
  Principal

Warren Walker                  Oechsle International          Portfolio Manager
Executive Managing Principal     Advisors, Ltd.

                               OIA European Management        Portfolio Manager
                                 Company, LLC

Walter Oechsle                 --                             --
Managing Principal/Portfolio
  Manager

Steven Henry Schaefer          Oechsle International          Portfolio Manager and
Managing Principal/Portfolio     Advisors, Ltd.                 Managing Director
  Manager

John Frances Biagiotti         --                             --
CFO/Principal

Paula Nicole Drake             --                             --
General Counsel/Principal

Robert E. O'Hare               --                             --
Senior Compliance Officer

Steven James Butters           --                             --
Marketing Officer/Portfolio
  Manager

Kathleen Mary Harris           --                             --
Principal/Portfolio Manager

Peter Mentz Jebsen             OIA European Management        Portfolio Manager
                                 Company, LLC

John G. Power. III             --                             --
Senior Vice President



PEREGRINE CAPITAL MANAGEMENT INC.



    Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Robert Campbell          Wells Fargo Company            Banking/ Commercial Lending/
Director                                                        Management

Robert Bruce Mersky                         --                             --
Chairman of the Board, CEO,
  President

Ronald George Hoffman                       --                             --
COO, CCO, CFO, Senior Vice
  President

William Daniel Giese                        --                             --
Senior Vice President,
  Portfolio Manager

Paul Edward von Kuster, III                 --                             --
Senior Vice President

Patricia Deeney Burns                       --                             --
Senior Vice President
  Portfolio Manager

Paul Robert Wurm                            --                             --
Senior Vice President
  Assistant Trader,
  Accountant

John Sorenson Dale                          --                             --
Senior Vice President
  Portfolio Manager

Jeannine McCormick                          --                             --
Senior Vice President
  Investment Analyst

Barbara Kloepfer McFadden                   --                             --
Senior Vice President
  Equity Trader

Gary Edward Nussbaum                        --                             --
Senior Vice President
  Portfolio Manager

Tasso Harry Coin                            --                             --
Senior Vice President
  Portfolio Manager

Julie McDonell Gerend                       --                             --
Senior Vice President, Client
  Service & Marketing

Daniel John Hagen                           --                             --
Senior Vice President
  Associate Portfolio Manager

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jay Hendrickson Strohmaier                  --                             --
Senior Vice President, Client
  Service & Marketing

James Patrick Ross                          --                             --
Vice President, Senior
  Portfolio Advisor

Douglas Gordon Pugh                         --                             --
Senior Vice President
  Portfolio Manager

Janelle Mae Walter                          --                             --
Assistant President, Client
  Services

Colin Michael Sharp                         --                             --
Vice President, Technology
  Manager


PROVIDENT INVESTMENT COUNSEL, INC.


    Provident Investment Counsel, Inc. ("PIC") is a sub-adviser for the Registrant's SEI VP Large Cap Growth Fund. The principal business address of PIC is 300 North Lake Avenue, Pasadena, CA 91101. PIC is an investment adviser registered under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Aaron Webster Lee Eubanks,                  --                             --
  Sr.
SVP, COO

Thomas John Condon                          --                             --
Managing Director

Lauro F. Guerra                             --                             --
Managing Director

George Edward Handtmann III                 --                             --
Executive Managing Director

Robert Marvin Kommerstad                    --                             --
President/Chairman

Jeffrey John Miller                         --                             --
Managing Director

Larry Dee Tashjian                          --                             --
Executive Managing Director

William Todd Warnick                        --                             --
V.P., CFO

Jeffrey Dale Lovell            Putnam, Lovell, de Guardiola   Managing Director & President
Director                         & Thornton, Inc.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas Michael Mitchell                     --                             --
Managing Director

Frederick Brown Windle                      --                             --
Managing Director

ROBERT W. BAIRD & CO., INCORPORATED

    Robert W. Baird & Co., Incorporated ("Baird") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, WI 53202. Baird is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Dick Bell                             --                             --
Managing Director

Paul John Carbone                           --                             --
Managing Director

Bryce Patrick Edwards                       --                             --
Managing Director

Harold Charles Elliott                      --                             --
Managing Director

Glen Fredrick Hackmann                      --                             --
Secretary, General Counsel,
  Managing Director

George Frederick Kasten, Jr.                --                             --
Chairman, Chief Executive
  Officer

Keith Anthony Kolb                          --                             --
Managing Director

Patrick Steven Lawton                       --                             --
Managing Director

William Walter Mahler                       --                             --
Managing Director

John Robert Merrell                         --                             --
Managing Director, Marketing
  Director

Terrance Patrick Maxwell                    --                             --
Managing Director

Paul Edward Purcell                         --                             --
President, Chief Operating
  Officer

Michael John Schroeder                      --                             --
Managing Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Paul Stuart Shain                           --                             --
Managing Director

John Earl Sundeen                           --                             --
Senior Vice President,
  Compliance Director

Russell Paul Schwei                         --                             --
Chief Financial Officer,
  Managing Director

Dominick Paul Zarcone                       --                             --
Managing Director

RS INVESTMENT MANAGEMENT, L.P.

    RS Investment Management, L.P. ("RS") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Robertson is 555 California Street, Suite 2600, San Francisco, California 94104. RS is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
RS Regulated 1 LLC (RSR1)                   --                             --

Robertson Stephens Investment               --                             --
Member of RSR1

Bank America Corporation                    --                             --
Indirect Parent

George Randall Hecht           Robertson, Stephens & Co.      Indirect Owner
Director and President           Investment Management, L.P.

                               Roberston, Stephens            President, CEO, Director &
                                 Investment                     Indirect Owner
                                 Management, Inc.

                               Robertson, Stephens            Trustee
                                 Investment Trust

Paul Harbor Stephens           Roberston, Stephens            Indirect Owner
Member of Group                  Investment
                                 Management, Inc.

David James Evans, III                      --                             --
Secretary, Sec. Analyst,
  Portfolio Manager

SALOMON BROTHERS ASSET MANAGEMENT INC.

    Salomon Brothers Asset Management Inc. ("SBAM") is the sub-adviser for the Registrant's SEI VP Emerging Markets Debt Portfolio. The principal address of SBAM is 7 World Trade Center, New York, New York 10048. SBAM is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew W. Alter                Salomon Brothers Inc.          Counsel
Assistant Secretary

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Howard M. Darmstadter          Travelers Group, Inc.          Assistant General Counsel
Assistant Secretary

Vilas V. Gadkari               Salomon Brothers Asset         Managing Director & Chief
Managing Director                Management Limited             Investment Officer

                               Salomon Brothers Inc.          Managing Director

                               Salomon Brothers               Managing Director
                                 International Limited

Thomas W. Jasper               Salomon Brothers Inc.          Managing Director
Treasurer

Ross S. Margolies              Salomon Brothers Inc.          Managing Director
Managing Director

Heath B. McLendon              Salomon Smith Barney           Managing Director
Managing Director

                               Smith Barney Strategy          Director, Chairman
                                 Advisers Inc.

                               The Travelers Investment       Director
                                 Management Company

Mary L. McNiff                 Salomon Brothers Inc.          Director
Director

Pamela P. Milunovich           Salomon Brothers Inc.          Director
Director

Nancy A. Noyes                 Salomon Brothers Inc.          Director
Director

Maureen J. O'Callaghan         Salomon Brothers Inc.          Director
Director

Marcus A. Peckman              Salomon Brothers, Inc.         Director
Director-Chief Financial
  Officer

Michael F. Rosenbaum           Salomon Smith Barney Inc.      Managing Director
Chief Legal Officer, General
  Counsel

                               Salomon Brothers Asset         Chief Legal Officer
                                 Management Limited

                               Salomon Brothers Asset         Chief Legal Officer
                                 Management Asia Pacific
                                 Limited

                               The Travelers Group Inc.       General Counsel to Asset
                                                                Management

Mitchel J. Schulman            Salomon Brothers Inc.          Director, COO-Portfolios
Director, COO-Portfolios

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jeffrey S. Scott                            --                             --
Chief Compliance Officer

Beth A. Simmel                 Salomon Brothers Inc.          Director
Director

David A. Torchia               Salomon Brothers Inc.          Director
Director

Peter J. Wilby                 Salomon Brothers Inc.          Managing Director
Managing Director


SANFORD C. BERNSTEIN & CO., LLC



    Sanford C. Bernstein & Co., LLC ("Sanford Bernstein") is a sub-adviser for the Registrant's SEI VP Large Cap Value Fund. The principal business address of Sanford Bernstein is 767 Fifth Avenue, New York, New York 10153. Sanford Bernstein is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis Alan Sanders             Alliance Capital Management    Vice Chairman, CIO, Director
Chairman of the Board,           L.P.
  Director

Andrew Scott Adelson           Alliance Capital Management    Executive Vice President,
Executive Vice President,        L.P.                           CIO- International
  CIO--International                                            Equities, Director
  Equities, Director

                               Sanford C. Bernstein Ltd.      Director

Marilyn Goldstein Fedak        Alliance Capital Management    Executive Vice President,
Executive Vice President,        L.P.                           CIO-- U.S. Value Equities,
  CIO--U.S. Value Equities,                                     Director
  Director

Gerald M. Lieberman                         --                             --
Chief Financial Officer &
  Director

Jean Margo Reid                Sanford C. Bernstein Ltd.      Director
Director

Francis H. Trainer, Jr.        Alliance Capital Management    CIO--Fixed Income; Director
CIO--Fixed Income; Director      L.P.

Marc Orlans Mayer                           --                             --
Director & CEO

John Donato Carifa             Alliance Capital Management    Director, President & COO of
Director                         L.P.                           General Partner

Michael Thomas Borge                        --                             --
Director, in charge of
  Operations

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Cathleen Farrell Shine         Alliance Capital Management    Attorney
Director of Compliance;          L.P.
  Director

Mark A. Hamilton               Alliance Capital Management    CIO--UK & European Bonds,
CIO--UK & European Bonds,        L.P.                           Director
  Director

Seth J. Masters                Alliance Capital Management    CIO--Emerging Markets Value
CIO--Emerging Markets Value      L.P.                           Equities, Director
  Equities, Director

Steven Pisarkiewicz            Alliance Capital Management    CIO--Structured Equities,
CIO--Structured Equities,        L.P.                           Director
  Director

Gregory R. Savers              Alliance Capital Management    CIO--Small Capitalization
CIO--Small Capitalization        L.P.                           Equities, Director
  Equities, Director

Sharon E. Fay                  Sanford C. Bernstein Ltd.      Co-Chief Executive, CIO--
Director                                                        Europe, & Director

David Steyn                    Sanford C. Bernstein Ltd.      Co-Chief Executive & Director
Director

Jeffrey W. Singer              Alliance Capital Management    CIO--Canadian Value Equities,
CIO--Canadian Value Equities,    L.P.                           Director
  Director


SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC ("Sawgrass") is a sub-adviser for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Sawgrass is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, Inc.
  ("S.A.M., Inc.")
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor, CFA          S.A.M., Inc.                   1/3 Owner
Principal, Director of Fixed
  Income Investing

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Joe Beattie, III                            --                             --
Partner

Patrick A. Riley, CFA                       --                             --
Partner

[leave blank] F. LaPrade, CFA               --                             --
Partner

Dean E. McQuiddy, CFA          S.A.M., Inc.                   1/3 Owner
Principal, Director of Equity
  Investing

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal, Director of Sales
  & Marketing

David A. Furfine, CFA                       --                             --
Partner, Fixed Income
  Portfolio Manager

Janet B. Emmick                             --                             --
Partner


SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

    Schroder Investment Management North America Inc. ("Schroders") is a sub-adviser for the Registrant's SEI VP Emerging Markets Equity Fund. The principal business address for Schroders is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroders is an investment adviser registered under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew R. Barker               Schroder Investment            First Vice President
Director, Senior Vice            Management North America
  President                      Ltd.

William H. Barnes                           --                             --
Director, Senior Vice
  President

Stefan Bottcher                Schroder Investment            Director
Director                         Management North America
                                 Ltd.

Donal Fergal Cassidy           Schroder Capital Funds         Treasurer
Comptroller, Vice                (Delaware)
  President/NY

                               Schroder Capital Funds II      Treasurer

                               Schroder Series Trust II       Treasurer

                               Schroder All Asia Fund         Treasurer

                               Schroder Fund Advisors Inc.    Treasurer, Chief Financial
                                                                Officer

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Heather Frances Crighton       Schroder Capital Management    Vice President
Senior Vice President,           International Inc.
  Director

                               Schroder All Asia Fund         Fund Manager

                               Schroder Capital Management    First Vice President,
                                 International Ltd.             Director

Louise Croset                  Schroder All Asia Fund         President, Director
Executive Vice President,
  Director

                               Schroder Capital Management    Director, First Vice
                                 International Ltd.             President

Nancy Curtin                                --                             --
Managing Director, Director

Tappan Datta                   Schroder Capital Management    Economist, First Vice
Senior Vice President,           International Ltd.             President
  Director

Roberty Geoffrey Davy          Schroder Investment            Director
Executive Vice President,        Management International
  Director                       Ltd.

                               Schroder Mildesa Investment    Director
                                 Management S.A.

                               Schroder Capital Funds         Vice President

Margaret Douglas-Hamilton      Schroder US Holdings Inc.      Senior Vice President,
Director, Secretary                                             Secretary, General Counsel

                               Schroder Structured            Secretary
                                 Investments Inc.

                               Schroder All Asia Fund         Secretary

                               Schroder Venture Managers,     Secretary
                                 Inc.

                               Boston Waterfront Corp.        Secretary

                               Schroder Capital Funds         Secretary

Donald H.M. Farquharson        Schroder Capital Management    Vice President
Senior Vice President,           International Ltd.
  Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard Ralston Foulkes        Schroder Investment            Deputy Chairman
Deputy/Chairman, Director        Management International
                                 Ltd.

                               Schroder Investment            Director
                                 Management (Europe) Ltd.

                               Schroder Capital Management    Executive Vice President,
                                 International Ltd.             Director, Deputy Chairman

                               Schroder Asseily & Company,    Director
                                 Ltd.

Roger Goodchild                SIM International Ltd.         Finance Officer
Vice President/Controller-
  London

                               Schroder Investment            Finance Officer, Vice
                                 Management North America       President
                                 Ltd.

Philip Hardy                   Schroder Capital Management    Director, Investment Manager
Director                         International Ltd.

Sharon Louise Haugh            Schroder Investment            Member of Management
Chairman, Director               Management Ltd.                Committee

                               Schroder Investment            Chairman, Director
                                 Management North America
                                 Ltd.

                               Schroder Capital Funds         Trustee

                               Schroder Fund Advisors Inc.    Chairman, Director

Susan B. Kenneally             Schroder Capital Management    Director, First Vice
Senior Vice President,           International Ltd.             President
  Director

Barbara Brooke Manning         Schroder Fund Advisors Inc.    First Vice President
First Vice President, Chief
  Compliance Officer

Catherine A. Mazza             Schroder Fund Advisors Inc.    Executive Vice President,
Senior Vice President,                                          Director
  Director

                               Schroder Series Trust II       Vice President

                               Schroder Series Trust          Vice President

                               Schroder Capital Funds II      Vice President

                               Schroder Capital Funds         Vice President
                                 (Delaware)

                               Schroder Capital Funds         Vice President

                               Schroder All Asia Fund         Vice President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas Melendez                Schroder Mildesa Investment    First Vice President,
Senior Vice President,           Management SA                  Assistant Director
  Director

Robert C. Michele                           --                             --
Director, Managing Director

Connie Moak Mazur                           --                             --
Director, Senior Vice
  President

Paul M. Morris                 Schroder Fund Advisors Inc.    Registered Representative
Director, Managing Director

Michael Mark Perelstein        Schroder Capital Management    Director, Senior Vice
Senior Investment Officer        International Ltd.             President

Gavin Douglas Lewis Ralston    Schroder Capital Management    Director, Senior Vice
Managing Director, Director      International Ltd.             President

David J. Ridgway                            --                             --
Senior Vice President,
  Director

David Murray Salisbury         Schroder Investment            Chairman, Director
Director                         Management Ltd.

                               Schroder Investment            Director
                                 Management North America
                                 Ltd.

                               Schroder Investment            Director
                                 Management (Europe) Ltd.

                               Schroders plc.                 Director

                               Schroder Property Investments  Director
                                 Limited

                               Schroder US Holdings Inc.      Director

                               Schroder Emerging Countries    Director
                                 Fund plc.

                               Schroder All Asia Fund         Vice Chairman, Director

                               Schroder Investment            Director
                                 Management (UK) Ltd.

                               Schroder Mediterranean Fund    Alternate Director
                                 Ltd.

Frances P. Selby                            --                             --
Director, Senior Vice
  President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Julian Smith              Schroder Investment            Group Operations Director,
Executive Vice President,        Management Limited             Director
  Director

                               Schroder Capital Management    Senior Vice President,
                                 International Ltd.             Director

                               Schroder Series Trust          President/Trustee

                               SCMCT India (Mauritius) Ltd.   Director

                               Schroder Fund Advisors Inc.    Senior Vice President,
                                                                Director

                               SIM Nominees Ltd.              Director

                               Schroder Nominees Ltd.         Director

                               Schroder Capital Funds         President, Trustee
                                 (Delaware)

                               Schroder Capital Funds         President, Trustee

                               Schroder Capital Funds II      President, Trustee

                               Schroder All Asia Fund         Vice President

                               Schroder Investment            Director
                                 Management (Guernsey) Ltd.

Ellen B. Sullivan                           --                             --
Senior Vice President,
  Director

Nancy B. Tooke                              --                             --
Executive Vice President,
  Director

John Alexander Troiano         Schroder Capital Management    Chief Executive Officer,
Chief Executive Officer,         International Ltd.             Senior Vice
  Director                                                      President/Managing Director

                               Schroder Capital Management    Director
                                 Inc.

                               Schroder Capital Funds         Vice President

Ira L. Unschuld                Schroder Capital Funds         Vice President
Senior Vice President,
  Director

Jan Kees Van Heusde            Schroder Capital Management    Director, First Vice
Senior Vice President,           International Ltd.             President
  Director

Guy Varney                     Schroder Capital Management    Director, First Vice
Senior Vice President,           International Ltd.             President
  Director

Reza Vishkai                   Schroder Investment            Divisional Director
Senior Vice President,           Management Ltd.
  Director

                               Schroder Capital Management    Director, First Vice
                                 International Ltd.             President

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ash C. Williams                Schroder Series Trust          President
Executive Vice President,
  Director

Thomas Jeremy Willoughby       Schroder Investment            Compliance Officer
Compliance Officer               Management International
                                 Ltd.

                               Schroder Capital Management    Compliance Officer
                                 International Ltd.

                               Schroder Investment            Head of Compliance
                                 Management Ltd.

                               The Personal Investment        Director
                                 Authority, Ltd.

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INC.

    Security Capital Global Capital Management Group, Inc. is a Sub-adviser for the Registrant's SEI VP Small Cap Value Fund. The principal business address of Security Capital Global Capital Management Group, Inc. is 11 South LaSalle St., Chicago, IL 60603. Security Capital Global Capital Management Group, Inc. is an investment adviser registered under the Adviser Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Security Capital Investment                 --                             --
  Research Incorporated
  ("SCIR")
Owner

Security Capital Group                      --                             --
  Incorporated
100% Owner of SCIR

Kevin W. Bedell                             --                             --
Senior Vice President

Jeff A. Jacobson                            --                             --
Managing Director

Anthony R. Manno, Jr.                       --                             --
President, Director, and
  Managing Director

Daniel F. Miranda                           --                             --
Managing Director

Jeffrey C. Nellessen                        --                             --
Vice President, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                            --                             --
Managing Director

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is the adviser for the SEI VP Large Cap Value, SEI VP Large Cap Growth, SEI VP Small Cap value, SEI VP Small Cap Growth, SEI VP Index, SEI VP Emerging Markets Equity, SEI VP International Equity, SEI VP Core Fixed Income, SEI VP High Yield Bond, SEI VP Bond Index, SEI VP International Fixed Income SEI VP Emerging Markets Debt Funds. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Chairman & CEO
  Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                      Directors

                                      SEI Inc. (Canada)                      Director

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                             Directors

                                      Rembrandt Financial Services Company   Chairman of the Board of Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Investments Global Management      Chairman, CEO
                                       (Cayman), Limited

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman
                                       Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      CR Capital Resources, Inc.             Director, Chairman of the Board

                                      SEI Investments Mutual Fund Services   Chairman, CEO

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea Co., Ltd.              Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Carmen V. Romeo                       SEI Investments Company                Executive Vice President
Executive Vice President, Director

                                      SEI Investments                        Executive Vice President, CFO
                                       Distribution Co.

                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      Rembrandt Financial Services Company   Director, Executive Vice President,
                                                                             Treasurer

                                      SEI Global Capital                     Executive Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      CR Capital Resources, Inc.             Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

Richard B. Lieb                       SEI Investments Company                Executive Vice President
Director, Executive Vice President

                                      SEI Investments                        Director, Executive Vice President
                                       Distribution Co.

                                      SEI Trust Company                      Director, Chairman of the Board

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      CR Capital Resources, Inc.             Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Edward D. Loughlin                    SEI Investments Company                Executive Vice President,
Executive Vice President                                                     President-Asset Management Division

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director, President, Secretary

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      Primus Capital Advisors Company        Director

                                      SEI Financial Services Company         GS/GP

                                      SEI Investments Distribution Co.       GS/GP

                                      SEI Asset Korea Co., Ltd.              Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments                        Executive Vice President
                                       Distribution Co.

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Michael Arizin                                         --                                     --
Senior Vice President, Managing
  Director

Ed Daly                                                --                                     --
Senior Vice President, Managing
  Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Leo J. Dolan, Jr.                     SEI Distribution Co.                   Senior Vice President
Senior Vice President

                                      Rembrandt Financial Services Company   Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Mick Duncan                           SEI Investments Mutual Fund Services   Vice President, Team Leader
Senior Vice President, Managing
  Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Carl A. Guarino                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      Rembrandt Financial Services Company   Director, Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Investments (Cayman)        Director
                                       Limited

                                      SEI Investments Global, Limited        Director

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

Larry Hutchison                       SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
  Senior Vice President, CIO

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
James V. Morris                                        --                                     --
Senior Vice President, Managing
  Director

Steve Onofrio                                          --                                     --
Senior Vice President, Managing
  Director

Kevin P. Robins                       SEI Investments Company                Senior Vice President, Assistant
Senior Vice President                                                        Secretary

                                      SEI Investments                        Senior Vice President, Secretary
                                       Distribution Co.

                                      SEI Inc. (Canada)                      Senior Vice President, Secretary

                                      SEI Trust Company                      Director, Senior Vice President,
                                                                             Assistant Secretary

                                      SEI Investments, Inc.                  Senior Vice President, Secretary

                                      SEI Ventures, Inc.                     Senior Vice President, Secretary

                                      SEI Investments Developments, Inc.     Senior Vice President, Secretary

                                      SEI Insurance Group, Inc.              Senior Vice President

                                      SEI Funds, Inc.                        Senior Vice President, Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Senior Vice President, Secretary

                                      SEI Advanced Capital                   Senior Vice President, Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Senior Vice President, Secretary
                                       Investments Inc.

                                      SEI Primus Holding Corp.               Senior Vice President, Secretary

                                      CR Financial Services Company          Senior Vice President, Secretary

                                      CR Capital Resources, Inc.             Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, Secretary

Kenneth Zimmer                                         --                                     --
Senior Vice President, Managing
  Director

Robert Aller                          SEI Investments Distribution Company   Vice President
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Todd Cipperman                        SEI Investments Company                Vice President, Assistant Secretary
General Counsel, Senior Vice
  President, Secretary

                                      SEI Investments                        General Counsel, Senior Vice
                                       Distribution Co.                      President, Secretary

                                      SEI Trust Company                      General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Investments, Inc.                  General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Ventures, Inc.                     General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Developments, Inc.                 General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Funds, Inc.                        General Counsel, Senior Vice
                                                                             President, Secretary

                                      Rembrandt Financial Services Company   General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Global Investments Corp.           General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Advanced Capital                   General Counsel, Senior Vice
                                       Management, Inc.                      President, Director, Secretary

                                      SEI Investments Global (Cayman),       General Counsel, Senior Vice
                                       Limited                               President, Director, Secretary

                                      SEI Global Capital                     General Counsel, Senior Vice
                                       Investments, Inc.                     President, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Investments Mutual Fund Services   General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Investments Fund Management        General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Senior
                                                                             Vice President, Secretary

                                      SEI Investments (Europe) Ltd.          Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
S. Courtney E. Collier                SEI Investments                        Vice President, Assistant Secretary
Vice President, Assistant Secretary    Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Robert Crudup                         SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Michael Farrell                                        --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
James R. Foggo                        SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital Management Inc.   Vice President, Assistant Secretary

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

Susan R. Hartley                                       --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                             Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      Rembrandt Financial Services Company   Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      CR Capital Resources, Inc.             Vice President, Treasurer

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Mary Jean Melair                                       --                                     --
Vice President

Roger Messina                                          --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Cynthia M. Parrish                    SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      Rembrandt Financial Services Company   Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Assistant Secretary

                                      SEI Investments (Europe) Ltd.          Director

Robert Prucnal                                         --                                     --
Vice President

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kathryn L. Stanton                    SEI Investments Company                Vice President
Vice President

                                      SEI Investments                        Vice President
                                       Distribution Co.

                                      CR Financial Services Company          Secretary, Treasurer

                                      CR Capital Resource, Inc.              Secretary

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

Lynda J. Striegel                     SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mary Vogan                                             --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing Director

Lori L. White                         SEI Investments                        Vice President, Assistant Secretary
Vice President, Assistant Secretary    Distribution Co.

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments                        Vice President, Managing Director
Vice President, Managing Director      Distribution Co.

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

SG PACIFIC ASSET MANAGEMENT, INC.


    SG Pacific Asset Management, Inc. ("SG Pacific") is a sub-adviser for the Registrant's SEI VP SEI VP Emerging Markets Equity Fund. The principal business address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. SG Pacific is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Tokvo Ukon                            SG Yamaichi--Asset Management Co.,     President
Chairman and Director                 Ltd.

Yoichichi Kataoka                     Yamaichi Capital Management            President
President and Director

SG Yamaichi Asset Management Co.,                      --                                     --
  Ltd. ("SGYAM")
  Sole Stockholder


SGY ASSET MANAGEMENT (SINGAPORE) LIMITED


    SGY Asset Management (Singapore) Limited ("SGY") is a sub-adviser for the Registrant's SEI VP SEI VP Emerging Markets Equity Fund. The principal address of SGY is 138 Robinson Road #13-01/05, Hong Leong Center, Singapore, 068906. SGY is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Marco Sau Kwan Wong                                    --                                     --
Director, CIO

Winson Kwan Ming Fong                                  --                                     --
Senior Portfolio Manager

Laurent Michel Bertiau                Societe Generale Asset Management      Director, CEO
Managing Director, CEO                 (Asia) Ltd., Singapore

Akio Mizuta                                            --                                     --
Director, COO

Phillippe Collas                                       --                                     --
Director

Tokuo Ukon                                             --                                     --
Director

Christian D'allest
Director

STERLING CAPITAL MANAGEMENT



    Sterling Capital Management ("Sterling") is a sub-adviser for the Registrant's SEI VP Small Cap Value Fund. The principal business address of Sterling is One First Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202. Sterling is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Walter Olin Nisbet, III                     --                             --
Chairman & Director

Mark Whittaker Whalen                       --                             --
President & Director

David Michael Ralston                       --                             --
Executive Vice President &
  Director

James Calvin Rivers                         --                             --
Executive Vice President &
  Director

Alexander Worth McAlister                   --                             --
Senior Vice President

Brian Richard Walton                        --                             --
Senior Vice President &
  Equity Portfolio Manager

Eduardo Alejandro Brea                      --                             --
Senior Vice President &
  Equity Portfolio Manager

Mary Dupere Chaney                          --                             --
Vice President & Treasurer

Rebecca Gentry Douglass                     --                             --
Vice President & Secretary

STRATEGIC FIXED INCOME, LLC

    Strategic Fixed Income, LLC ("SFI") is a sub-adviser for the Registrant's SEI VP International Fixed Income Fund. The principal business address of SFI is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209. SFI is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Gobi Investment, Inc.                                  --                                     --
  Manager

Strategic Investment Management                        --                                     --
  (SIM)
  Member

Kenneth A. Windheim                                    --                                     --
President, Treasurer, CIO

Patricia M. Arcoleo                                    --                                     --
Vice President, Secretary, COO

Gregory Barnett                                        --                                     --
Director & Senior Portfolio Manager

David Jallits                                          --                                     --
Director & Senior Portfolio Manager



WALL STREET ASSOCIATES



    Wall Street Associates ("Wall Street") is a sub-advisor for the Registrant's SEI VP Small Cap Growth Fund. The principal business address of Wall Street is 1200 Prospect Street, Suite 100, La Jolla, California 92037. Wall Street is an investment advisor registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER                  OTHER COMPANY              POSITION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Richard S. Coons                                --                                --
Control Person

William Jeffrey, III                            --                                --
Director/Portfolio Manager

Kenneth F. McCain                               --                                --
Director/Portfolio Manager


WELLINGTON MANAGEMENT COMPANY, LLP

    Wellington Management Company, LLP ("Wellington Management") serves as an investment adviser for each of the SEI VP Prime Obligation Fund Fund. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.


     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Kenneth Lee Abrams                            --                             --
Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Nicholas Charles Adams                        --                             --
Partner

Rand Charles Alexander                        --                             --
Partner

Deborah Louise Allison                        --                             --
Partner

James Halsey Averill                          --                             --
Partner

William Nicholas Booth                        --                             --
Partner

Paul Braverman                                --                             --
Partner

Robert A. Bruno                               --                             --
Partner

Maryann Evelyn Carroll
Partner

Pamela Dippel                                 --                             --
General Partner

Robert Lloyd Evans                            --                             --
Partner

Charles Townsend Freeman                      --                             --
General Partner

Laurie Allen Gabriel                          --                             --
General Partner

John Herrick Gooch                 Wellington Management      Partner
Partner                              International
                                   Wellington Trust Company,  Director & Vice President
                                     NA

Nicholas Peter Greville            Wellington Management      Partner
Partner                              International

Paul J. Hamel                                 --                             --
Partner

Lucius Tuttle Hill                            --                             --
Partner

Paul David Kaplan                             --                             --
Partner

John Charles Keogh                            --                             --
Partner

George Cabot Lodge, Jr.                       --                             --
Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Nancy T. Lukitsh                   Wellington Trust Company,  Director & Vice President
Partner                              NA

Mark T. Lynch                                 --                             --
Partner

Christine Smith Manfredi                      --                             --
Partner

Earl Edward McEvoy                            --                             --
Partner

Duncan Mathieu McFarland           Wellington Management      Partner
Partner                              International
                                   Wellington Trust Company,  Director & Vice Chairman
                                     NA

Paul Mulford Mecray, III                      --                             --
General Partner

Matthew Edward Megargel                       --                             --
General Partner

James Nelson Mordy                            --                             --
General Partner

Diane Carol Nordin                            --                             --
General Partner

Stephen T. O'Brien                            --                             --
General Partner

Saul Joseph Pannell                           --                             --
General Partner

Thomas Louis Pappas                           --                             --
General Partner

Jonathan Martin Payson             Wellington Trust Company,  Director & President
General Partner                      NA

Phillip H. Perelmuter                         --                             --
General Partner

Robert Douglas Rands                          --                             --
General Partner

Eugene Edward Record, Jr.                     --                             --
General Partner

James Albert Rullo                            --                             --
General Partner

John Robert Ryan                              --                             --
General Partner

Joseph Harold Schwartz                        --                             --
General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Theodore Shasta                               --                             --
General Partner

Binkley Calhoun Shorts                        --                             --
General Partner

Trond Skramstad                               --                             --
General Partner

Catherine Anne Smith                          --                             --
General Partner

Stephen Albert Soderberg                      --                             --
General Partner

Eric Stromquist                               --                             --
Partner

Brendan James Swords                          --                             --
General Partner

Harriett Tee Taggart                          --                             --
General Partner

Perry Marques Traquina                        --                             --
General Partner

Gene Roger Tremblay                           --                             --
General Partner

Michael Aaron Tyler                           --                             --
Partner

Mary Ann Tynan                                --                             --
General Partner

Clare Villari                                 --                             --
General Partner

Ernst Hans von Metzach                        --                             --
General Partner

James Leland Walters               Wellington Trust Company,  Director, Senior Trust Officer &
General Partner                      NA                         Trust Counsel

Kim Williams                                  --                             --
General Partner

Francis Vincent Wisneski, Jr.                 --                             --
General Partner

Maryann Evelyn Carroll                        --                             --
Partner

Robert Lloyd Evans                            --                             --
Partner

Lisa Delafuente Finkel                        --                             --
Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Karl E. Bandtel                               --                             --
Partner

Edward Paul Owens                             --                             --
Partner

Steven Carl Angeli                            --                             --
Partner

John Franklin Averill                         --                             --
Partner

Mark Flaherty                                 --                             --
Partner

Andrew Sterling Offit                         --                             --
Partner

James Howard Shakin                           --                             --
Partner

Scott Eddison Simpson                         --                             --
Partner

Jean Marie Hynes                              --                             --
Partner

Michael John Boudens                          --                             --
Partner

Kevin John Blake                              --                             --
Partner

Mark J. Beckwith                              --                             --
Partner


WESTERN ASSET MANAGEMENT COMPANY


    Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's SEI VP Core Fixed Income Fund. The principal business address of Western Asset is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset is an investment adviser registered under the Advisers Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER            NAME OF COMPANY                 OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Legg Mason, Inc.                            --                             --
Sole Shareholder

Ilene Schiowitz Harker                      --                             --
Director, Compliance &
  Controls

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER            NAME OF COMPANY                 OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James William                               --                             --
Hirschmann III
  Director & CEO

Stephen Kenneth Leech                       --                             --
Director & CIO

Raymond Adams Mason            Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO

Elisabeth Nurick Spector       Legg Mason, Inc.               Senior Vice President
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Senior Vice President

Edward Albert Taber III        Legg Mason, Inc.               Senior Exec. VP & Head of
Non-Employee Director                                           Investment Management

                               Legg Mason Wood Walker, Inc.   Sr. Executive Vice President

Bruce Daniel Alberts                        --                             --
Chief Financial Officer

William Curtis Livingston,                  --                             --
  III
Director & Chairman

Timothy Charles Scheve         Legg Mason Wood Walker, Inc.   Executive VP & Chief
Non-Employee Director                                           Administrative Officer

                                            --                             --


WORLD ASSET MANAGEMENT, LLC

    World Asset Management, LLC ("World") is a Sub-Adviser to the Fund's SEI VP S&P 500 Index Fund. The principal business address of World is 255 Brown Street, Suite 250, Birmingham, Michigan 48009-6208. World is an investment adviser registered under the Advisers Act.


    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------

Terry Harley Gardner             Old MCM, Inc.                     VP/COO
Vice President, CFO              The Munder Funds, Inc.            VP & Treasurer
                                 LPM Investment Services Inc.      Secretary to the Board

Todd Bruce Johnson                              --                                --
President & CIO

Robert Joseph Kay                               --                                --
Director of Client Services

Theodore Duncan Miller                          --                                --
Director, Int'l. Investments

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
James Christopher Robinson       The Munder Funds                  Vice President
CEO of Munder Capital            LPM Investment Services, Inc.       Registered Representative
  Management

Munder Capital Management                       --                                --
Sole Member of World Asset
  Management

Kenneth Arthur Schluchter, III                  --                                --
Director, Domestic Investments


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
The Pillar Funds                                    February 28, 1992
CUFUND                                              May 1, 1992
STI Classic Funds                                   May 29, 1992
First American Funds, Inc.                          November 1, 1992
First American Investment Funds, Inc.               November 1, 1992
The Arbor Fund                                      January 28, 1993
The PBHG Funds, Inc.                                July 16, 1993
Bishop Street Funds                                 January 27, 1995
STI Classic Variable Trust                          August 18, 1995
ARK Funds                                           November 1, 1995
Huntington Funds                                    January 11, 1996
SEI Asset Allocation Trust                          April 1, 1996
TIP Funds                                           April 28, 1996
SEI Institutional Investments Trust                 June 14, 1996
First American Strategy Funds, Inc.                 October 1, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
PBHG Insurance Series Fund, Inc.                    April 1, 1997
The Expedition Funds                                June 9, 1997
Alpha Select Funds                                  January 1, 1998
Oak Associates Funds                                February 27, 1998
The Nevis Fund, Inc.                                June 29, 1998
CNI Charter Funds                                   April 1, 1999
The Armada Advantage Fund                           May 1, 1999

Amerindo Funds, Inc.                                July 13, 1999
Huntington VA Funds                                 October 15, 1999
Friends Ivory Funds                                 December 16, 1999
iShares Inc.                                        January 28, 2000
SEI Insurance Products Trust                        March 29, 2000
iShares Trust                                       April 25, 2000
Pitcairn Funds                                      August 1, 2000
First Omaha Funds, Inc.                             October 1, 2000
JohnsonFamily Funds, Inc.                           November 1, 2000
The MDL Funds                                       January 24, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors           --
Carmen V. Romeo           Director                                               --
Mark J. Held              President & Chief Operating Officer                    --
Richard B. Lieb           Director, Executive Vice President                     --
Dennis J. McGonigle       Executive Vice President                               --
Robert M. Silvestri       Chief Financial Officer & Treasurer                    --
Leo J. Dolan, Jr.         Senior Vice President                                  --
Carl A. Guarino           Senior Vice President                                  --
Jack May                  Senior Vice President                                  --
Hartland J. McKeown       Senior Vice President                                  --
Kevin P. Robins           Senior Vice President                                  --
Wayne M. Withrow          Senior Vice President                                  --
Patrick K. Walsh          Senior Vice President                                  --
Robert Aller              Vice President                                         --
John D. Anderson          Vice President & Managing Director                     --
Timothy D. Barto          Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Todd Cipperman            Senior Vice President & General Counsel       Vice President &
                                                                          Assistant Secretary
Robert Crudup             Vice President & Managing Director                     --
Richard A. Deak           Vice President & Assistant Secretary
Scott W. Dellorfano       Vice President & Managing Director                     --
Barbara Doyne             Vice President                                         --
Jeff Drennen              Vice President                                         --
Scott C. Fanatico         Vice President & Managing Director                     --
Vic Galef                 Vice President & Managing Director                     --
Steven A. Gardner         Vice President & Managing Director                     --
Lydia A. Gavalis          Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Greg Gettinger            Vice President & Assistant Secretary                   --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Kathy Heilig              Vice President                                         --
Jeff Jacobs               Vice President                                         --
Samuel King               Vice President                                         --
John Kirk                 Vice President & Managing Director                     --
Kim Kirk                  Vice President & Managing Director                     --
John Krzeminski           Vice President & Managing Director                     --
Alan H. Lauder            Vice President                                         --
Paul Lonergan             Vice President & Managing Director                     --
Ellen Marquis             Vice President                                         --
Rob Redican               Vice President                                         --
Maria Rinehart            Vice President                                         --
Kathryn L. Stanton        Vice President                                         --
William E. Zitelli, Jr.   Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Carolyn McLaurin          Vice President & Managing Director                     --
Christine M. McCullough   Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Joanne Nelson             Vice President                                         --
Cynthia M. Parrish        Vice President & Assistant Secretary                   --
Rob Redican               Vice President                                         --
Maria Rinehart            Vice President                                         --
Steve Smith               Vice President                                         --
Daniel Spaventa           Vice President                                         --
James R. Foggo            Vice President & Assistant Secretary          Controller and Chief
                                                                          Financial Officer
Lynda J. Striegel         Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Lori L. White             Vice President & Assistant Secretary                   --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101
           State Street Bank and Trust Company
           225 Franklin Street
           Boston, Massachusetts 02110

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
    (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

           SEI Investments Management Corporation
           Oaks, Pennsylvania 19456


           Acadian Asset Management
           Ten Post Office Square
           Boston, Massachusetts 02109


           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105

           Artisan Partners Limited Partnership
           1000 N. Water Street
           Milwaukee, Wisconsin 53202

           BlackRock Financial Management, Inc.
           345 Park Avenue
           30th Floor
           New York, New York 10154

           BlackRock International, Ltd.
           7 Castle Street
           Edinburgh, EH23AM
           Scotland, U.K.


           The Boston Company Asset Management, LLC
           One Boston Place
           Boston, MA 02108-4402


           Capital Guardian Trust Company
           630 5th Avenue, 36th Floor
           New York, New York 10111


           Chartwell Investment Partners
           1235 Westlakes Drive, Suite 330
           Berwyn, PA 19312


           Credit Suisse Asset Management, LLC
           One Citicorp Center
           153 East 53rd Street
           New York, New York 10022


           Duncan-Hurst Capital Management Inc.
           4365 Executive Drive, Suite 1520
           San Diego, CA 92121



           Iridian Asset Management
           276 Post Road West
           Westport, CT 06880-4705



           Jardine Fleming International Management Inc.
           47/F Jardine House
           1 Connaught Place
           Hong Kong

           LSV Asset Management, L.P.
           200 W. Madison Street
           Chicago, Illinois 60606



           Martin Currie, Inc.
           Saltire Court, 20 Castle Terrace
           Edinburgh EH12ES
           Scotland



           McKinley Capital Management, Inc.
           3301 C Street, Suite 500
           Anchorage, Alaska 99503



           Mellon Bond Associates, LLP
           Mellon Bank Center
           1735 Market Street
           Philadelphia, PA 19101-7899



           Morgan Stanley Dean Witter Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020


           Nicholas-Applegate Capital Management
           600 West Broadway, 29th Floor
           San Diego, California 92101

           Nomura Corporate
           Research and Asset Management
           2 World Financial Center
           Building B, 25th Floor
           New York, New York 10281-1198

           Oechsle International Advisors, LLC
           One International Place
           23rd Floor
           Boston, Massachusetts 02110


           Peregrine Capital Management Inc.
           LaSalle Plaza
           800 LaSalle Avenue, Suite 1850
           Minneapolis, Minnesota 55402-2018


           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Penthouse
           Pasadena, CA 91101

           Robert W. Baird & Co., Incorporated
           777 E. Wisconsin Avenue
           Milwaukee, Wisconsin 53202

           RS Investment Management, L.P.
           388 Market Street
           Suite 200
           San Francisco, California 94104

           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456

           Salomon Brothers Asset Management Inc
           7 World Trade Center, Floor 38
           New York, New York 10048

           Sanford C. Bernstein & Co., Inc.
           767 Fifth Avenue
           New York, NY 10153-0185

           Sawgrass Asset Management, LLC
           4337 Pablo Oaks Court, Building 200
           Jacksonville, FL 3224

           Schroder Investment Management North America Inc.
           787 Seventh Avenue, 34th Floor
           New York, NY 10019-6091


           SG Pacific Asset Management, Inc.
           /SGY Asset Management (Singapore) Ltd.
           30 Wall Street, 8th Floor
           New York, New York 10005



           Sterling Capital Management
           One First Union Center
           301 College Street, Suite 3200
           Charlotte, North Carolina 28202


           Strategic Fixed Income, LLC
           1001 Nineteenth Street North
           Suite 1720
           Arlington, VA 22209


           Wall Street Associates
           1200 Prospect Street, Suite 100
           La Jolla, CA 92037


           Wellington Management Company, LLP
           75 State Street
           Boston, MA 02109

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

           World Asset Management, LLC
           255 Brown Street, Suite 250
           Birmingham, MI 48009-6208

ITEM 29.  MANAGEMENT SERVICES:

    None

ITEM 30.  UNDERTAKINGS:

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-70013 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of April, 2001.


                                SEI INSURANCE PRODUCTS TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                      ---------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                *
------------------------------  Trustee                       April 27, 2001
       William M. Doran

                *
------------------------------  Trustee                       April 27, 2001
       F. Wendell Gooch

                *
------------------------------  Trustee                       April 27, 2001
   George J. Sullivan, Jr.

                *
------------------------------  Trustee                       April 27, 2001
       James M. Storey

                *
------------------------------  Trustee                       April 27, 2001
       Robert A. Nesher

                *
------------------------------  Trustee                       April 27, 2001
      Rosemarie B. Greco

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief             April 27, 2001
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller & Chief            April 27, 2001
        James R. Foggo            Financial Officer




*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.a          Agreement and Declaration of Trust of the Registrant, dated
                   December 14, 1998, is incorporated by reference to
                   Exhibit (a) of Registrant's Registration Statement, filed
                   December 31, 1998.

Ex-99.b          By-Laws of the Registrant, is incorporated by reference to
                   Exhibit (b) of Registrant's Registration Statement, filed
                   December 31, 1998.

Ex-99.B(b)(2)    Amended By-Laws dated February 20, 2001 are filed herewith.

Ex-99.(c)        Not Applicable.

Ex-99.(d)(1)     Investment Advisory Agreement between the Registrant and
                   SEI Investments Management Corporation ("SIMC") is
                   incorporated by reference to exhibit (d)(1) of
                   Pre-Effective Amendment No. 1 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on October 12, 1999.

Ex-99.(d)(2)     Form of Investment Sub-Advisory Agreements between SIMC and
                   [Sub-Advisor] is incorporated by reference to exhibit
                   (d)(2) of Pre-Effective Amendment No. 1 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on October 12, 1999.

(d)(3)           Investment Sub-Advisory Agreement between SIMC and Alliance
                   Capital Management, L.P. with respect to the SEI VP Large
                   Cap Growth Fund is incorporated by reference to exhibit
                   (d)(3) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(d)(4)           Investment Sub-Advisory Agreement between SIMC and Capital
                   Guardian Trust Company with respect to the SEI VP
                   International Equity Fund is incorporated by reference to exhibit (d)(4) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(5)           Investment Sub-Advisory Agreement between SIMC and Credit
                   Suisse Asset Management, LLC with respect to the SEI VP
                   High Yield Bond Fund is incorporated by reference to exhibit (d)(5) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(6)           Investment Sub-Advisory Agreement between SIMC and LSV
                   Asset Management, L.P. with respect to the SEI VP Large
                   Cap Value and SEI VP Small Cap Value Funds is incorporated by reference to exhibit (d)(6) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
(d)(7)           Investment Sub-Advisory Agreement between SIMC and Mellon
                   Equity Associates, LLP with respect to the SEI VP Large
                   Cap Value Fund is incorporated by reference to exhibit
                   (d)(7) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

(d)(8)           Investment Sub-Advisory Agreement between SIMC and Mellon
                   Equity Associates, LLP with respect to the SEI VP Small
                   Cap Value Fund is incorporated by reference to exhibit
                   (d)(8) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(d)(9)           Investment Sub-Advisory Agreement between SIMC and
                   Nicholas-Applegate Capital Management with respect to the SEI VP Emerging Markets Equity and SEI VP Small Cap Value
                   Funds is incorporated by reference to exhibit (d)(9) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(d)(10)          Investment Sub-Advisory Agreement between SIMC and Oechsle
                   International Advisors, LLC with respect to the SEI VP
                   International Equity Fund is incorporated by reference to exhibit (d)(10) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(11)          Investment Sub-Advisory Agreement between SIMC and
                   Provident Investment Counsel, Inc. With respect to the
                   SEI VP Large Cap Growth Fund is incorporated by reference to exhibit (d)(11) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(12)          Investment Sub-Advisory Agreement between SIMC and Robert
                   W. Baird & Co., Incorporated with respect to the SEI VP
                   Core Fixed Income Fund is incorporated by reference to exhibit (d)(12) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(13)          Investment Sub-Advisory Agreement between SIMC and Sawgrass
                   Asset Management, L.L.C. with respect to the SEI VP Small
                   Cap Growth Fund is incorporated by reference to exhibit
                   (d)(13) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(d)(14)          Investment Sub-Advisory Agreement between SIMC and Schroder
                   Investment Management North America Inc. with respect to the SEI VP Emerging Market Equity Fund is incorporated by reference to exhibit (d)(14) of Post-Effective Amendment
                   No. 2 to Registrant's Registration Statement on Form N-1A
                   (File No. 333-70013) filed with the SEC on April 14,
                   2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
(d)(15)          Investment Sub-Advisory Agreement between SIMC and
                   Strategic Fixed Income, LLC with respect to the SEI VP
                   International Fixed Income Fund is incorporated by
                   reference to exhibit (d)(15) of Post-Effective Amendment
                   No. 2 to Registrant's Registration Statement on Form N-1A
                   (File No. 333-70013) filed with the SEC on April 14,
                   2000.

(d)(16)          Investment Sub-Advisory Agreement between SIMC and Wall
                   Street Associates with respect to the SEI VP Small Cap
                   Growth Fund is incorporated by reference to exhibit
                   (d)(16) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(d)(17)          Investment Sub-Advisory Agreement between SIMC and
                   Wellington Management Company, LLP with respect to the SEI VP Prime Obligation Fund is incorporated by reference to exhibit (d)(17) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(18)          Investment Sub-Advisory Agreement between SIMC and Western
                   Asset Management Company with respect to the SEI VP Core
                   Fixed Income Fund is incorporated by reference to exhibit
                   (d)(18) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(d)(19)          Investment Sub-Advisory Agreement between SIMC and Salomon
                   Brothers Asset Management Inc with respect to the SEI VP
                   Emerging Markets Debt Fund is incorporated by reference to exhibit (d)(19) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

(d)(20)          Form of investment sub-advisory agreement between SIMC and
                   Chartwell Investment Partners with respect to the SEI VP
                   Small Cap Value Fund is filed herewith.

(d)(21)          The investment sub-advisory agreement between SIMC and
                   Duncan-Hurst Capital Management, Inc. with respect to the SEI VP Large Cap Growth Fund is filed herewith.

(d)(22)          The investment sub-advisory agreement between SIMC and
                   Iridian Asset Management, LLC with respect to the SEI VP
                   Large Cap Value Fund is filed herewith.

(d)(23)          Form of investment sub-advisory agreement between SIMC and
                   Jardine Fleming International Management Inc. with respect to the SEI VP International Equity Fund is filed herewith.

(d)(24)          Form of investment sub-advisory agreement between SIMC and
                   Martin Currie, Inc. with respect to the SEI VP
                   International Equity Fund is filed herewith.

(d)(25)          Form of investment sub-advisory agreement between SIMC and
                   McKinley Capital Management, Inc. with respect to the SEI
                   VP Small Cap Growth Fund is filed herewith.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
(d)(26)          The investment sub-advisory agreement between SIMC and
                   Peregrine Capital Management Inc. with respect to the SEI
                   VP Large Cap Growth Fund is filed herewith.

(d)(27)          Form of investment sub-advisory agreement between SIMC and
                   Sanford C. Bernstein & Co., LLC with respect to the SEI
                   VP Large Cap Value Fund is filed herewith.

(d)(28)          The investment sub-advisory agreement between SIMC and
                   Sterling Capital Management with respect to the SEI VP
                   Small Cap Value Fund is filed herewith.

(d)(29)          Form of investment sub-advisory agreement between SIMC and
                   The Boston Company Asset Management, LLC with respect to the SEI VP emerging Markets Fund is filed herewith.

Ex-99.(e)        Distribution Agreement between the Registrant and SEI
                   Investments Distribution Co. is incorporated by reference
                   to exhibit (e) of Pre-Effective Amendment No. 1 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on October 12, 1999.

Ex-99.(f)        Not Applicable.

Ex-99.(g)(1)     Form of Custodian Agreement between the Registrant and
                   First Union National Bank is incorporated by reference to
                   exhibit (g)(1) of Pre-Effective Amendment No. 1 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on October 12, 1999.

Ex-99.(g)(2)     Custodian Agreement between the Registrant and State Street
                   Bank and Trust Company is incorporated by reference to
                   exhibit (g)(2) of Post-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on April 14, 2000.

Ex-99.(h)(1)     Administration Agreement between the Registrant and SEI
                   Investments Fund Management is incorporated by reference
                   to exhibit (h)(1) of Pre-Effective Amendment No. 1 to
                   Registrant's Registration Statement on Form N-1A (File
                   No. 333-70013) filed with the SEC on October 12, 1999.

Ex-99.(i)        Opinion and Consent of counsel, Morgan, Lewis &
                   Bockius LLP, is filed herewith.

Ex-99.(j)        Opinion and Consent of Independent Public Accountants, is
                   filed herewith.

Ex-99.(k)        Not Applicable.

Ex-99.(n)        Not Applicable.

(p)(1)           The Code of Ethics for SEI Investments Company, as amended
                   December 2000, is filed herewith.

(p)(2)           The Code of Ethics for SEI Insurance Products Trust is
                   incorporated by reference to exhibit (p)(2) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
(p)(3)           The Code of Ethics for Alliance Capital Management L.P. is
                   incorporated by reference to exhibit (p)(3) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

(p)(4)           The Code of Ethics for Capital Guardian Trust Company is
                   incorporated by reference to exhibit (p)(4) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(5)           The Code of Ethics for Credit Suisse Asset Management, LLC
                   is incorporated by reference to exhibit (p)(5) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(6)           The Code of Ethics for LSV Asset Management, L.P. is
                   incorporated by reference to exhibit (p)(6) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(7)           The Code of Ethics for Mellon Equity Associates, LLP is
                   incorporated by reference to exhibit (p)(7) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(8)           The Code of Ethics for Nicholas-Applegate Capital
                   Management is incorporated by reference to exhibit (p)(8) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(9)           The Code of Ethics for Oechsle International Advisors, LLC
                   is incorporated by reference to exhibit (p)(9) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(10)          The Code of Ethics for Provident Investment Counsel, Inc.
                   is incorporated by reference to exhibit (p)(15) of Post-Effective Amendment No. 35 to SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on July 3, 2000.

(p)(11)          The Code of Ethics for Robert W. Baird & Co., Incorporated
                   is incorporated by reference to exhibit (p)(11) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
(p)(12)          The Code of Ethics for RS Investment Management, L.P. is
                   incorporated by reference to exhibit (p)(12) of
                   Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013)
                   filed with the SEC on April 14, 2000.

(p)(13)          The Code of Ethics for Salomon Brothers Asset Management
                   Inc is incorporated by reference to exhibit (p)(13) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(14)          The Code of Ethics for Sanford C. Bernstein & Co., Inc. is
                   incorporated by reference to exhibit (p)(14) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(15)          The Code of Ethics for Sawgrass Asset Management, LLC is
                   incorporated by reference to exhibit (p)(15) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(16)          The Code of Ethics for Schroder Investment Management North
                   America Inc. is incorporated by reference to exhibit
                   (p)(16) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(17)          The Code of Ethics for Strategic Fixed Income, L.L.C. is
                   incorporated by reference to exhibit (p)(17) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(18)          The Code of Ethics for Wall Street Associates is
                   incorporated by reference to exhibit (p)(18) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(19)          The Code of Ethics for Wellington Management Company, LLP
                   is incorporated by reference to exhibit (p)(19) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

(p)(20)          The Code of Ethics for Western Asset Management Company is
                   incorporated by reference to exhibit (p)(20) of Post-Effective Amendment No. 2 to Registrant's
                   Registration Statement on Form N-1A (File No. 333-70013) filed with the SEC on April 14, 2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.B(p)(21)   The Code of Ethics for Chartwell Investment Partners is
                   incorporated by reference to exhibit (p)(11) of
                   Post-Effective Amendment No. 6 to SEI Institutional
                   Investments Trust's Registration Statement on Form N-1A
                   (File No. 33-58041) filed with the SEC on September 28,
                   2000.

Ex-99.B(p)(22)   The Code of Ethics for Duncan-Hurst Capital Management,
                   Inc. is incorporated by reference to exhibit (p)(29) of
                   Post-Effective Amendment No. 36 of SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(23)   The Code of Ethics for Iridian Asset Management, LLC is
                   incorporated by reference to exhibit (p)(30) of
                   Post-Effective Amendment No. 36 to SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(24)   The Code of Ethics for Jardine Fleming International
                   Management Inc. is incorporated by reference to exhibit
                   (p)(14) of Post-Effective Amendment No. 6 to SEI
                   Institutional Investments Trust's Registration Statement
                   on Form N-1A (File No. 33-58041) filed with the SEC on
                   September 28, 2000.

Ex-99.B(p)(25)   The Code of Ethics for Martin Currie, Inc is incorporated
                   by reference to exhibit (p)(16) of Post-Effective
                   Amendment No. 6 to SEI Institutional Investments Trust's
                   Registration Statement on Form N-1A (File No. 33-58041)
                   filed with the SEC on September 28, 2000.

Ex-99.B(p)(26)   The Code of Ethics for McKinley Capital Management, Inc. is
                   incorporated by reference to exhibit (p)(19) of
                   Post-Effective Amendment No. 6 to SEI Institutional
                   Investments Trust's Registration Statement on Form N-1A
                   (File No. 33-58041) filed with the SEC on September 28,
                   2000.

Ex-99.B(p)(27)   The Code of Ethics for Peregrine Capital Management Inc. is
                   incorporated by reference to exhibit (p)(31) of
                   Post-Effective Amendment No. 36 of SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(28)   The Code of Ethics for Sterling Capital Management is
                   incorporated by reference to exhibit (p)(32) of
                   Post-Effective Amendment No. 36 of SEI Institutional
                   Managed Trust's Registration Statement on Form N-1A (File
                   No. 33-9504) filed with the SEC on January 29, 2001.

Ex-99.B(p)(29)   The Code of Ethics for The Boston Company Asset Management,
                   LLC is incorporated by reference to exhibit (p)(8) of
                   Post-Effective Amendment No. 6 of SEI Institutional
                   Investments Trust's Registration Statement on Form N-1A
                   (File No. 33-58041) filed with the SEC on September 28,
                   2000.

   EXHIBIT                                  NAME
--------------   -----------------------------------------------------------
Ex-99.q          Powers of Attorney for Robert A. Nesher, William M. Doran,
                   James R. Foggo, F. Wendell Gooch, George J. Sullivan,
                   Jr., James M. Storey, Rosemarie B. Greco and Edward D.
                   Loughlin are filed herewith.